UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of May 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount	Value ($)
ASSET-BACKED SECURITIES — 32.0%
ACC Trust Series 2018-1, Class A, 3.70%, 12/21/2020 (a)	100,000	100,091
American Credit Acceptance Receivables Trust
Series 2016-3, Class C, 4.26%, 8/12/2022 (a)	58,000	58,448
Series 2017-1, Class C, 2.88%, 3/13/2023 (a)	95,000	94,739
Series 2017-1, Class D, 3.54%, 3/13/2023 (a)	230,000	229,484
AmeriCredit Automobile Receivables Series 2015-4, Class D, 3.72%, 12/8/2021	225,000	227,380
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 (a)	65,124	64,310
Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	70,964	70,726
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 6/15/2021 (a)	13,228	13,203
CLUB Credit Trust
Series 2017-NP1, Class B, 3.17%, 4/17/2023‡ (a)	210,941	210,923
Series 2018-NP1, Class A, 2.99%, 5/15/2024 (a)	181,171	181,124
Series 2018-NP1, Class B, 3.67%, 5/15/2024‡ (a)	115,000	114,904
CPS Auto Receivables Trust
Series 2014-B, Class B, 2.32%, 5/15/2020 (a)	8,623	8,622
Series 2018-B, Class B, 3.23%, 7/15/2022 (a)	100,000	100,039
Credit Acceptance Auto Loan Trust Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	250,000	249,953
Drive Auto Receivables Trust Series 2016-BA, Class C, 3.19%, 7/15/2022 (a)	53,974	54,085
DT Auto Owner Trust
Series 2017-4A, Class B, 2.44%, 1/15/2021 (a)	146,000	145,133
Series 2017-2A, Class B, 2.44%, 2/15/2021 (a)	100,000	99,853
Series 2017-3A, Class B, 2.40%, 5/17/2021 (a)	215,000	214,021
Series 2018-1A, Class B, 3.04%, 1/18/2022 (a)	98,000	97,865
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	88,000	87,759
ENGS Commercial Finance Trust Series 2018-1A, Class A2, 3.39%, 2/22/2023 (a)	100,000	99,921
Exeter Automobile Receivables Trust
Series 2017-3A, Class A, 2.05%, 12/15/2021 (a)	174,848	173,912
Series 2017-1A, Class B, 3.00%, 12/15/2021 (a)	45,000	44,999
Series 2018-2A, Class B, 3.27%, 5/16/2022 (a)	100,000	100,021
First Investors Auto Owner Trust
Series 2015-1A, Class D, 3.59%, 1/18/2022 (a)	100,000	99,747
Series 2016-2A, Class C, 2.53%, 7/15/2022‡ (a)	200,000	196,982
Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	45,000	45,021
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	100,000	104,852
Series 2017-2, Class B, 2.57%, 4/15/2023 (a)	115,000	113,876
Series 2018-2, Class B, 3.56%, 5/15/2023 (a)	150,000	149,980
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	150,000	147,575
GM Financial Automobile Leasing Trust Series 2015-3, Class C, 2.98%, 11/20/2019	200,000	200,138
GO Financial Auto Securitization Trust Series 2015-2, Class B, 4.80%, 8/17/2020 (a)	60,481	60,528
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	191,849	193,438
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	111,301	112,067
Lendmark Funding Trust Series 2016-2A, Class B, 4.66%, 4/21/2025‡ (a)	100,000	100,802
Marlette Funding Trust Series 2018-2A, Class A, 3.06%, 7/17/2028 (a)	100,000	100,000
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	104,000	104,757
OneMain Direct Auto Receivables Trust Series 2017-2A, Class B, 2.55%, 11/14/2023 (a)	100,000	98,780
OneMain Financial Issuance Trust
Series 2014-2A, Class C, 4.33%, 9/18/2024‡ (a)	136,529	136,776
Series 2015-2A, Class A, 2.57%, 7/18/2025 (a)	56,370	56,351
Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	116,092	116,354
Series 2015-1A, Class C, 5.12%, 3/18/2026‡ (a)	140,000	142,774
Series 2016-2A, Class A, 4.10%, 3/20/2028 (a)	115,878	116,652
Series 2016-1A, Class A, 3.66%, 2/20/2029 (a)	100,000	100,898
Prosper Marketplace Issuance Trust Series 2017-1A, Class A, 2.56%, 6/15/2023 (a)	209,280	209,249

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount	Value ($)
ASSET-BACKED SECURITIES — continued
Series 2017-2A, Class A, 2.41%, 9/15/2023 (a)	168,844	168,513
Series 2018-1A, Class A, 3.11%, 6/17/2024 (a)	151,430	151,453
Santander Drive Auto Receivables Trust
Series 2017-1, Class C, 2.58%, 5/16/2022	78,000	77,630
Series 2018-1, Class B, 2.63%, 7/15/2022	177,000	175,740
Series 2017-3, Class C, 2.76%, 12/15/2022	39,000	38,685
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.05%, 12/26/2025 (a)	116,842	116,633
Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	118,524	118,583
Series 2017-2, Class A, 3.28%, 2/25/2026 (a)	122,289	122,336
SoFi Consumer Loan Program Trust Series 2018-2, Class A1, 2.93%, 4/26/2027 (a)	187,556	187,529
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024 (a)	71,686	71,680
Series 2015-BA, Class B, 3.80%, 5/15/2028‡ (a)	100,000	99,317
Tidewater Auto Receivables Trust Series 2018-AA, Class C, 3.84%, 11/15/2024 (a)	250,000	250,461
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057 (a) (b)	96,893	94,789
VOLT LIV LLC Series 2017-NPL1, Class A1, 3.50%, 2/25/2047 (a) (c)	18,009	18,014
VOLT LV LLC Series 2017-NPL2, Class A1, 3.50%, 3/25/2047 (a) (c)	67,575	67,406
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38%, 4/25/2047 (a) (c)	52,694	52,547
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047 (a) (c)	53,361	53,010
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	245,483	245,159
Series 2018-1A, Class B, 3.58%, 12/20/2031 (a)	245,483	244,442
Westlake Automobile Receivables Trust Series 2016-2A, Class C, 2.83%, 5/17/2021 (a)	150,000	149,979

TOTAL ASSET-BACKED SECURITIES (Cost $8,038,913)		8,053,018

COLLATERALIZED MORTGAGE OBLIGATIONS — 31.2%
FHLMC REMIC
Series 2488, Class GM, 6.00%, 8/15/2032	47,935	52,385
Series 4151, Class YC, 2.50%, 1/15/2033	230,088	210,500
Series 2740, Class PE, 5.50%, 1/15/2034	162,302	176,324
Series 2943, Class ZC, 5.00%, 2/15/2034	58,428	62,014
Series 2768, Class PK, 5.00%, 3/15/2034	37,345	39,631
Series 3249, Class CB, 4.25%, 12/15/2036	43,613	45,491
Series 4031, Class AB, 5.50%, 6/15/2037	194,381	211,246
Series 3601, Class HB, 5.00%, 11/15/2039	25,000	28,284
Series 3626, Class ME, 5.00%, 1/15/2040	29,000	32,250
Series 3680, Class ZA, 4.50%, 6/15/2040	204,351	214,808
Series 3777, Class WA, 4.00%, 12/15/2040	174,467	179,739
Series 3772, Class NE, 4.50%, 12/15/2040	180,000	197,920
Series 3939, Class AZ, 4.00%, 3/15/2041	245,343	251,569
Series 4240, Class DK, 4.00%, 11/15/2042	97,827	101,059
Series 4283, Class EW, 4.50%, 12/15/2043 (b)	163,172	171,656
FNMA REMIC
Series 2013-17, Class YM, 4.00%, 3/25/2033	137,904	142,467
Series 2003-32, Class UJ, 5.50%, 5/25/2033	39,630	42,958
Series 2003-82, Class Z, 5.50%, 8/25/2033	59,310	64,029
Series 2004-17, Class H, 5.50%, 4/25/2034	136,013	147,842
Series 2004-31, Class MZ, 4.25%, 5/25/2034	27,071	28,730
Series 2004-36, Class CB, 5.00%, 5/25/2034	28,000	30,133
Series 2004-91, Class BR, 5.50%, 12/25/2034	48,000	52,692
Series 2009-13, Class PM, 4.00%, 4/25/2035	184,679	188,500
Series 2005-29, Class WQ, 5.50%, 4/25/2035	168,015	182,622
Series 2005-109, Class GD, 6.00%, 10/25/2035	20,859	22,391
Series 2006-24, Class Z, 5.50%, 4/25/2036	160,435	174,733
Series 2007-36, Class PH, 5.50%, 4/25/2037	44,980	48,998

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2007-60, Class ZB, 4.75%, 5/25/2037	237,364	253,819
Series 2009-42, Class TZ, 4.50%, 3/25/2039	202,241	211,751
Series 2009-66, Class KE, 4.00%, 9/25/2039	91,514	94,087
Series 2009-105, Class DB, 4.50%, 12/25/2039	25,000	26,608
Series 2010-43, Class EM, 5.00%, 5/25/2040	20,600	23,379
Series 2010-87, Class PJ, 3.50%, 6/25/2040	49,596	50,104
Series 2010-59, Class EB, 5.00%, 6/25/2040	300,000	339,810
Series 2011-146, Class LX, 3.50%, 10/25/2040	200,000	201,529
Series 2011-1, Class QA, 4.50%, 10/25/2040	127,253	132,585
Series 2010-133, Class GP, 4.00%, 11/25/2040	250,000	261,602
Series 2010-123, Class KU, 4.50%, 11/25/2040	123,589	128,863
Series 2010-129, Class PZ, 4.50%, 11/25/2040	221,782	224,712
Series 2010-136, Class CY, 4.00%, 12/25/2040	290,000	299,215
Series 2010-141, Class AL, 4.00%, 12/25/2040	231,000	237,597
Series 2010-154, Class KZ, 4.50%, 1/25/2041	40,733	45,296
Series 2011-55, Class BZ, 3.50%, 6/25/2041	159,181	159,829
Series 2011-115, Class UC, 4.00%, 11/25/2041	70,000	73,613
Series 2013-114, Class LM, 4.00%, 3/25/2042	200,000	204,775
Series 2012-120, Class PA, 3.50%, 10/25/2042	116,506	117,628
Series 2014-19, Class Z, 4.50%, 4/25/2044	240,260	259,959
Series 2015-61, Class PV, 3.50%, 5/25/2044	25,363	25,614
Series 2016-32, Class PA, 3.00%, 12/25/2045	191,549	189,852
GNMA
Series 2003-46, Class HA, 4.50%, 6/20/2033	126,021	132,037
Series 2004-55, Class MC, 5.50%, 7/20/2034	27,000	29,522
Series 2005-16, Class CA, 5.00%, 2/20/2035	29,000	31,806
Series 2005-17, Class GE, 5.00%, 2/20/2035	207,365	222,301
Series 2008-25, Class AD, 4.50%, 3/20/2038	154,551	161,319
Series 2009-16, Class ZD, 6.00%, 3/20/2039	199,407	219,995
Series 2009-58, Class PA, 4.50%, 7/20/2039	270,427	281,662
Series 2010-69, Class ME, 3.00%, 4/20/2040	127,459	127,613

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,842,177)		7,869,453

CORPORATE BONDS — 23.9%
Aerospace & Defense — 0.5%
Harris Corp. 5.55%, 10/1/2021	25,000	26,702
Northrop Grumman Corp.
3.20%, 2/1/2027	30,000	28,406
3.85%, 4/15/2045	20,000	18,202
Rockwell Collins, Inc.
2.80%, 3/15/2022	20,000	19,543
3.50%, 3/15/2027	15,000	14,340
United Technologies Corp. 2.80%, 5/4/2024	25,000	23,687

		130,880

Automobiles — 0.8%
Ford Motor Co.
4.35%, 12/8/2026	30,000	29,624
7.45%, 7/16/2031	35,000	41,325
General Motors Co. 5.15%, 4/1/2038	30,000	29,078
Hyundai Capital America 3.45%, 3/12/2021 (a)	30,000	29,754
Nissan Motor Acceptance Corp. 3.15%, 3/15/2021 (a)	60,000	59,758

		189,539

Banks — 4.8%
Australia & New Zealand Banking Group Ltd. (Australia) 5.10%, 1/13/2020 (a)	100,000	103,218
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023(d)	65,000	63,043
4.20%, 8/26/2024	60,000	60,500
5.00%, 1/21/2044	55,000	58,988
Bank of Montreal (Canada) 2.10%, 6/15/2020	70,000	68,797
Bank of Nova Scotia (The) (Canada) 2.35%, 10/21/2020	60,000	58,939
Citigroup, Inc.
3.75%, 6/16/2024	60,000	59,676
8.13%, 7/15/2039	30,000	43,047
Citizens Financial Group, Inc. 2.38%, 7/28/2021	50,000	48,508
Commonwealth Bank of Australia (Australia)
2.25%, 3/10/2020 (a)	30,000	29,604
3.45%, 3/16/2023 (a)	70,000	69,644
Fifth Third Bancorp 2.88%, 7/27/2020	30,000	29,872
Huntington Bancshares, Inc. 2.30%, 1/14/2022	50,000	48,137

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount	Value ($)
CORPORATE BONDS — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 3/2/2023	45,000	44,733
3.78%, 3/2/2025	45,000	44,991
PNC Financial Services Group, Inc. (The) 5.13%, 2/8/2020	35,000	36,297
Regions Financial Corp. 2.75%, 8/14/2022	40,000	38,735
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	30,000	29,678
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 7/14/2021	30,000	28,850
3.10%, 1/17/2023	25,000	24,519
3.36%, 7/12/2027	25,000	24,070
SunTrust Bank 2.25%, 1/31/2020	25,000	24,729
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023	70,000	68,769
4.65%, 11/4/2044	30,000	29,009
Westpac Banking Corp. (Australia) 3.40%, 1/25/2028	65,000	62,564

		1,198,917

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium)
3.65%, 2/1/2026	25,000	24,549
4.90%, 2/1/2046	25,000	25,951
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.75%, 1/15/2022	25,000	25,432
Molson Coors Brewing Co. 4.20%, 7/15/2046	15,000	13,353

		89,285

Biotechnology — 0.6%
AbbVie, Inc. 2.85%, 5/14/2023	30,000	29,010
Amgen, Inc.
2.20%, 5/22/2019	20,000	19,902
4.95%, 10/1/2041	15,000	15,503
Celgene Corp.
3.25%, 8/15/2022	15,000	14,747
4.63%, 5/15/2044	20,000	18,856
Gilead Sciences, Inc.
3.70%, 4/1/2024	30,000	30,199
4.80%, 4/1/2044	15,000	15,631

		143,848

Building Products — 0.2%
Masco Corp. 4.45%, 4/1/2025	25,000	25,282
Owens Corning 4.20%, 12/15/2022	15,000	15,251

		40,533

Capital Markets — 1.5%
Credit Suisse AG (Switzerland) 5.40%, 1/14/2020	25,000	25,863
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15,000	19,352
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	50,000	50,335
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	65,000	59,667
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (a)	10,000	10,410
6.25%, 1/14/2021 (a)	30,000	31,921
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (d)	20,000	18,520
Morgan Stanley
2.63%, 11/17/2021	45,000	43,896
3.13%, 1/23/2023	30,000	29,325
4.00%, 7/23/2025	60,000	60,217
3.95%, 4/23/2027	25,000	24,076

		373,582

Chemicals — 0.4%
Mosaic Co. (The)
3.25%, 11/15/2022	10,000	9,752
4.05%, 11/15/2027	10,000	9,508
5.63%, 11/15/2043	10,000	10,161
Nutrien Ltd. (Canada)
3.00%, 4/1/2025	20,000	18,576
6.13%, 1/15/2041	20,000	23,080
Sherwin-Williams Co. (The) 2.75%, 6/1/2022	35,000	34,066

		105,143

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30,000	28,026

Consumer Finance — 0.6%
American Express Co. 2.50%, 8/1/2022	30,000	28,823
Capital One Financial Corp.
4.75%, 7/15/2021	15,000	15,571
4.20%, 10/29/2025	15,000	14,694
3.75%, 3/9/2027	25,000	23,861
General Motors Financial Co., Inc.
4.20%, 3/1/2021	25,000	25,456
3.25%, 1/5/2023	20,000	19,461
HSBC Finance Corp. 6.68%, 1/15/2021	30,000	32,240

		160,106

Diversified Financial Services — 0.2%
ORIX Corp. (Japan) 3.70%, 7/18/2027	30,000	29,049
Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	25,000	29,482

		58,531

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.00%, 6/30/2022	25,000	24,400
3.40%, 5/15/2025	30,000	28,575
5.35%, 9/1/2040	65,000	65,784
Telefonica Emisiones SAU (Spain)
5.13%, 4/27/2020	10,000	10,376
5.46%, 2/16/2021	10,000	10,539
7.05%, 6/20/2036	15,000	18,495

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount	Value ($)
CORPORATE BONDS — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc.
4.15%, 3/15/2024	40,000	40,753
4.86%, 8/21/2046	55,000	53,008

		251,930

Electric Utilities — 1.5%
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20,000	23,989
Duke Energy Corp.
1.80%, 9/1/2021	15,000	14,315
2.65%, 9/1/2026	25,000	22,699
3.75%, 9/1/2046	25,000	22,400
Edison International 4.13%, 3/15/2028	20,000	19,870
Emera US Finance LP (Canada)
2.15%, 6/15/2019	10,000	9,895
3.55%, 6/15/2026	10,000	9,483
4.75%, 6/15/2046	10,000	9,924
Entergy Louisiana LLC 4.00%, 3/15/2033	40,000	40,431
Fortis, Inc. (Canada) 3.06%, 10/4/2026	30,000	27,521
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15,000	15,836
LG&E & KU Energy LLC 3.75%, 11/15/2020	20,000	20,258
Metropolitan Edison Co. 3.50%, 3/15/2023 (a)	15,000	14,988
Pacific Gas & Electric Co.
3.50%, 10/1/2020	30,000	30,234
3.30%, 3/15/2027	30,000	27,862
PNM Resources, Inc. 3.25%, 3/9/2021	15,000	14,941
PPL Capital Funding, Inc. 3.10%, 5/15/2026	20,000	18,671
Southern Co. (The) 3.25%, 7/1/2026	30,000	28,262

		371,579

Electrical Equipment — 0.2%
Eaton Corp.
2.75%, 11/2/2022	20,000	19,496
3.10%, 9/15/2027	25,000	23,405

		42,901

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.25%, 9/8/2024	25,000	23,482

Energy Equipment & Services — 0.1%
Halliburton Co.
3.80%, 11/15/2025	25,000	24,920
4.50%, 11/15/2041	10,000	9,958

		34,878

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp. 5.00%, 2/15/2024	30,000	31,362
Brixmor Operating Partnership LP 3.65%, 6/15/2024	25,000	24,190
EPR Properties
5.25%, 7/15/2023	15,000	15,526
4.50%, 6/1/2027	10,000	9,566
Government Properties Income Trust 3.75%, 8/15/2019	20,000	20,052
Host Hotels & Resorts LP
5.25%, 3/15/2022	15,000	15,697
3.88%, 4/1/2024	15,000	14,745
Liberty Property LP 4.40%, 2/15/2024	35,000	35,838
National Retail Properties, Inc.
3.80%, 10/15/2022	20,000	20,070
4.00%, 11/15/2025	20,000	19,693
Realty Income Corp.
3.25%, 10/15/2022	20,000	19,746
3.65%, 1/15/2028	25,000	23,997
Select Income 3.60%, 2/1/2020	20,000	19,927
Senior Housing Properties Trust 3.25%, 5/1/2019	30,000	30,022
VEREIT Operating Partnership LP
4.13%, 6/1/2021	15,000	15,239
4.88%, 6/1/2026	10,000	9,955
Welltower, Inc.
6.13%, 4/15/2020	15,000	15,770
4.00%, 6/1/2025	25,000	24,515
4.25%, 4/15/2028	25,000	24,452

		390,362

Food & Staples Retailing — 0.4%
Kroger Co. (The)
2.65%, 10/15/2026	20,000	17,840
5.15%, 8/1/2043	20,000	20,194
Sysco Corp.
3.55%, 3/15/2025	20,000	19,672
4.45%, 3/15/2048	30,000	28,947

		86,653

Food Products — 0.6%
Campbell Soup Co.
3.65%, 3/15/2023	20,000	19,627
3.80%, 8/2/2042	20,000	16,001
Kellogg Co. 3.25%, 4/1/2026	20,000	18,862
Kraft Heinz Foods Co.
3.95%, 7/15/2025	20,000	19,694
6.50%, 2/9/2040	15,000	17,130
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	20,000	20,769
Tyson Foods, Inc.
4.50%, 6/15/2022	15,000	15,538
3.95%, 8/15/2024	15,000	15,057
5.15%, 8/15/2044	10,000	10,446

		153,124

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories
2.55%, 3/15/2022	15,000	14,560
3.75%, 11/30/2026	30,000	29,613
4.75%, 11/30/2036	15,000	15,749
Becton Dickinson and Co. 4.40%, 1/15/2021	30,000	30,663
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	6,000	5,968

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount	Value ($)
CORPORATE BONDS — continued
Health Care Equipment & Supplies — continued
3.55%, 4/1/2025	10,000	9,606

		106,159

Health Care Providers & Services — 0.7%
Aetna, Inc. 2.80%, 6/15/2023	35,000	33,590
Anthem, Inc.
3.70%, 8/15/2021	15,000	15,144
3.35%, 12/1/2024	15,000	14,561
4.63%, 5/15/2042	20,000	19,367
CVS Health Corp.
3.70%, 3/9/2023	30,000	29,914
4.30%, 3/25/2028	41,000	40,690
4.78%, 3/25/2038	27,000	26,782

		180,048

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp. 3.80%, 4/1/2028	35,000	35,104

Household Durables — 0.1%
Newell Brands, Inc.
4.00%, 12/1/2024	10,000	9,826
4.20%, 4/1/2026	15,000	14,721
5.38%, 4/1/2036	10,000	10,152

		34,699

Independent Power and Renewable Electricity Producers — 0.2%
Exelon Generation Co. LLC 5.75%, 10/1/2041	45,000	45,865

Industrial Conglomerates — 0.4%
General Electric Co.
3.38%, 3/11/2024	40,000	39,317
4.13%, 10/9/2042	35,000	31,997
Roper Technologies, Inc. 2.80%, 12/15/2021	30,000	29,471

		100,785

Insurance — 1.5%
American Financial Group, Inc. 3.50%, 8/15/2026	20,000	18,902
American International Group, Inc.
3.30%, 3/1/2021	10,000	10,018
3.75%, 7/10/2025	20,000	19,507
3.88%, 1/15/2035	25,000	22,588
Athene Global Funding 3.00%, 7/1/2022 (a)	25,000	24,279
Athene Holding Ltd. 4.13%, 1/12/2028	10,000	9,423
Cincinnati Financial Corp. 6.92%, 5/15/2028	20,000	24,548
Lincoln National Corp.
4.20%, 3/15/2022	15,000	15,401
3.63%, 12/12/2026	15,000	14,435
4.35%, 3/1/2048	20,000	18,915
Markel Corp. 3.50%, 11/1/2027	20,000	18,769
Metropolitan Life Global Funding I 2.00%, 4/14/2020 (a)	150,000	147,308
Prudential Financial, Inc. 3.88%, 3/27/2028	30,000	29,869

		373,962

IT Services — 0.0% (e)
Western Union Co. (The) 3.60%, 3/15/2022	10,000	9,951

Media — 0.4%
Charter Communications Operating LLC 5.75%, 4/1/2048	10,000	9,758
Comcast Corp.
3.38%, 2/15/2025	30,000	29,081
3.20%, 7/15/2036	40,000	33,707
Cox Communications, Inc.
3.15%, 8/15/2024 (a)	25,000	23,866
4.60%, 8/15/2047 (a)	15,000	14,041

		110,453

Metals & Mining — 0.1%
Glencore Funding LLC (Switzerland)
3.13%, 4/29/2019 (a)	20,000	19,959
4.63%, 4/29/2024 (a)	15,000	15,229

		35,188

Multiline Retail — 0.0% (e)
Dollar General Corp. 4.13%, 5/1/2028	5,000	4,961

Multi-Utilities — 0.4%
Dominion Energy, Inc.
4.45%, 3/15/2021	15,000	15,375
Series D, 2.85%, 8/15/2026	25,000	22,754
Series C, 4.05%, 9/15/2042	20,000	18,640
Sempra Energy
2.40%, 3/15/2020	20,000	19,762
3.80%, 2/1/2038	25,000	23,172

		99,703

Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp. 3.45%, 7/15/2024	25,000	24,274
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	30,000	29,395
Buckeye Partners LP
4.35%, 10/15/2024	10,000	9,934
5.85%, 11/15/2043	10,000	10,001
Canadian Natural Resources Ltd. (Canada)
3.80%, 4/15/2024	15,000	14,923
6.45%, 6/30/2033	15,000	17,898
Cenovus Energy, Inc. (Canada) 3.00%, 8/15/2022	25,000	24,009
Enbridge, Inc. (Canada) 4.25%, 12/1/2026	20,000	20,042
Enterprise Products Operating LLC
5.25%, 1/31/2020	25,000	25,903
3.75%, 2/15/2025	30,000	29,971
5.10%, 2/15/2045	15,000	15,783
Kinder Morgan Energy Partners LP 3.95%, 9/1/2022	25,000	25,123
MPLX LP
4.13%, 3/1/2027	15,000	14,625
4.50%, 4/15/2038	10,000	9,494
Nexen Energy ULC (China) 5.88%, 3/10/2035	20,000	23,225

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount	Value ($)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Noble Energy, Inc. 5.05%, 11/15/2044	30,000	30,947
ONEOK Partners LP 4.90%, 3/15/2025	30,000	31,131
Phillips 66
3.90%, 3/15/2028	20,000	19,848
4.88%, 11/15/2044	20,000	21,181
Spectra Energy Partners LP 4.50%, 3/15/2045	20,000	18,929
Sunoco Logistics Partners Operations LP
4.25%, 4/1/2024	15,000	14,848
4.00%, 10/1/2027	10,000	9,415
5.35%, 5/15/2045	30,000	27,578
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026	25,000	26,287
4.63%, 3/1/2034	15,000	15,111
5.00%, 10/16/2043	10,000	10,420
Williams Partners LP 3.90%, 1/15/2025	20,000	19,516

		539,811

Pharmaceuticals — 0.3%
Allergan Funding SCS
3.00%, 3/12/2020	10,000	9,949
3.80%, 3/15/2025	30,000	29,093
4.55%, 3/15/2035	10,000	9,558
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	30,000	28,869

		77,469

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30,000	30,451
ERAC USA Finance LLC 5.63%, 3/15/2042 (a)	30,000	33,221

		63,672

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Corp.
2.65%, 1/15/2023	20,000	18,955
3.88%, 1/15/2027	25,000	23,819

		42,774

Software — 0.2%
Oracle Corp. 3.85%, 7/15/2036	60,000	58,934

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	25,000	25,757

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.65%, 2/23/2046	30,000	32,660
Dell International LLC 4.42%, 6/15/2021 (a)	25,000	25,442

		58,102

Tobacco — 0.2%
BAT International Finance plc (United Kingdom) 2.75%, 6/15/2020 (a)	30,000	29,719
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	25,000	27,759

		57,478

Trading Companies & Distributors — 0.3%
Aviation Capital Group LLC
2.88%, 1/20/2022 (a)	30,000	29,132
3.50%, 11/1/2027 (a)	20,000	18,618
International Lease Finance Corp. 4.63%, 4/15/2021	35,000	36,035

		83,785

Wireless Telecommunication Services — 0.0% (e)
Vodafone Group plc (United Kingdom) 5.00%, 5/30/2038	11,000	10,960

TOTAL CORPORATE BONDS (Cost $6,100,560)		6,028,919

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.2%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035(a) (b)	100,000	95,539
Series 2018-20TS, Class E, 3.20%, 5/15/2035(a) (b)	100,000	94,472
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%, 4/10/2046	24,674	24,191
Series 2014-GC19, Class A3, 3.75%, 3/10/2047	15,000	15,280
Series 2014-GC23, Class A3, 3.36%, 7/10/2047	15,000	14,954
Cold Storage Trust
Series 2017-ICE3, Class B, 3.17%, 4/15/2036 (a) (b)	200,000	200,757
Commercial Mortgage Trust
Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	15,000	15,227
Series 2014-CR17, Class A4, 3.70%, 5/10/2047	30,000	30,517
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	25,000	25,178
FHLMC Multifamily Structured Pass-Through Certificates Series K731, Class AM, 3.60%, 2/25/2025 (b)	200,000	204,429
FREMF Mortgage Trust Series 2013-K26, Class B, 3.60%, 12/25/2045‡ (a) (b)	99,000	99,032
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class AS, 3.10%, 11/21/2035 (a) (b)	150,000	150,141
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111,000	116,884
Series 2013-GC16, Class B, 5.16%, 11/10/2046 (b)	50,000	52,395

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount	Value ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-FL6, Class B, 4.20%, 11/15/2031‡ (a) (b)	151,880	152,302
Series 2013-LC11, Class A4, 2.69%, 4/15/2046	21,652	21,138
Series 2011-C5, Class B, 5.41%, 8/15/2046 (a) (b)	169,000	177,616
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class C, 5.08%, 11/15/2045 (b)	30,000	31,131
JPMCC Re-REMIC Trust Series 2014-FRR1, Class BK10, 2.54%, 11/27/2049‡ (a) (b)	180,000	172,471
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class A2, 3.19%, 10/15/2047	95,000	95,418
Series 2015-C27, Class A3, 3.47%, 12/15/2047	130,000	129,447
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	130,000	129,106
WFRBS Commercial Mortgage Trust Series 2013-C13, Class A3, 2.75%, 5/15/2045	30,000	29,252

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,058,869)		2,076,877

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Notes
2.63%, 2/28/2023	265,000	264,410
2.75%, 2/15/2028	230,000	227,835

TOTAL U.S. TREASURY OBLIGATIONS (Cost $492,757)		492,245

MORTGAGE-BACKED SECURITIES — 1.6%
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	135,000	139,241
Pool # AM5940, Pool, 3.24%, 6/1/2026	70,204	70,212
Pool # AM6428, Pool, 3.58%, 8/1/2029	89,553	90,735
Pool # AM6430, Pool, 3.58%, 8/1/2029	89,553	90,734

TOTAL MORTGAGE-BACKED SECURITIES (Cost $391,499)		390,922

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90%, (f) (g)	543,699	543,808

		543,808

TOTAL INVESTMENT COMPANIES (Cost $543,753)		543,808

Total Investments — 101.1% (Cost $25,468,528)		25,455,242
Liabilities in Excess of Other Assets — (1.1%)		(272,238)

Net Assets — 100.0%		25,183,004

Percentages indicated are based on net assets.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
USD	United States Dollar

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(d)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(e)	—	Amount rounds to less than 0.05% of net assets.
(f)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	The rate shown was the current yield as of May 31, 2018.
‡	—	Value determined using significant unobservable inputs.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio of Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$7,050,540	$1,002,478	$8,053,018
Collateralized Mortgage Obligations	—	7,869,453	—	7,869,453
Commercial Mortgage-Backed Securities	—	1,653,072	423,805	2,076,877
Corporate Bonds
Aerospace & Defense	—	130,880	—	130,880
Automobiles	—	189,539	—	189,539
Banks	—	1,198,917	—	1,198,917
Beverages	—	89,285	—	89,285
Biotechnology	—	143,848	—	143,848
Building Products	—	40,533	—	40,533
Capital Markets	—	373,582	—	373,582
Chemicals	—	105,143	—	105,143
Construction Materials	—	28,026	—	28,026
Consumer Finance	—	160,106	—	160,106
Diversified Financial Services	—	58,531	—	58,531
Diversified Telecommunication Services	—	251,930	—	251,930
Electric Utilities	—	371,579	—	371,579
Electrical Equipment	—	42,901	—	42,901
Electronic Equipment, Instruments & Components	—	23,482	—	23,482
Energy Equipment & Services	—	34,878	—	34,878
Equity Real Estate Investment Trusts (REITs)	—	390,362	—	390,362
Food & Staples Retailing	—	86,653	—	86,653
Food Products	—	153,124	—	153,124
Health Care Equipment & Supplies	—	106,159	—	106,159
Health Care Providers & Services	—	180,048	—	180,048
Hotels, Restaurants & Leisure	—	35,104	—	35,104
Household Durables	—	34,699	—	34,699
Independent Power and Renewable Electricity Producers	—	45,865	—	45,865
Industrial Conglomerates	—	100,785	—	100,785
Insurance	—	373,962	—	373,962
IT Services	—	9,951	—	9,951
Media	—	110,453	—	110,453
Metals & Mining	—	35,188	—	35,188
Multiline Retail	—	4,961	—	4,961
Multi-Utilities	—	99,703	—	99,703
Oil, Gas & Consumable Fuels	—	539,811	—	539,811
Pharmaceuticals	—	77,469	—	77,469
Road & Rail	—	63,672	—	63,672
Semiconductors & Semiconductor Equipment	—	42,774	—	42,774
Software	—	58,934	—	58,934
Specialty Retail	—	25,757	—	25,757
Technology Hardware, Storage & Peripherals	—	58,102	—	58,102
Tobacco	—	57,478	—	57,478
Trading Companies & Distributors	—	83,785	—	83,785

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Wireless Telecommunication Services	$—	$10,960	$—	$10,960
Total Corporate Bonds	—	6,028,919	—	6,028,919

Mortgage-Backed Securities	—	390,922	—	390,922
U.S. Treasury Obligations	—	492,245	—	492,245
Short-Term Investments
Investment Companies	543,808	—	—	543,808

Total Investments in Securities	$543,808	$23,485,151	$1,426,283	$25,455,242

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities	$—	$—	$539	$97	$1,049,400	$(47,558)	$—	$—	$1,002,478
Commercial Mortgage-Backed Securities	—	—	3,025	46	488,885	(68,151)	—	—	423,805

	$—	$—	$3,564	$143	$1,538,285	$(115,709)	$—	$—	$1,426,283

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3), amounted to $3,564.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

	$1,002,478	Discounted Cash Flow	Constant Prepayment Rate	1.50% - 40.00% (25.39%	)
			Constant Default Rate	0.00% - 30.00% (0.41%	)
			Yield (Discount Rate of Cash Flows)	3.08% - 4.31% (3.57%	)

Asset-Backed Securities	1,002,478
	423,805	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.61% - 4.61% (4.33%	)

Commercial Mortgage-Backed Securities	423,805

Total	$1,426,283

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — 69.2%
Aerospace & Defense —1.6%
Arconic, Inc.
5.13%, 10/1/2024		22,000	22,083
5.90%, 2/1/2027		94,000	94,705
6.75%, 1/15/2028		8,000	8,493
Bombardier, Inc.
7.75%, 3/15/2020(a)		42,000	44,625
7.50%, 12/1/2024(a)		5,000	5,212
Leonardo SpA 4.88%, 3/24/2025	EUR	100,000	132,989
Rockwell Collins, Inc. 3.50%, 3/15/2027		90,000	86,041
TransDigm, Inc.
6.00%, 7/15/2022		11,000	11,151
6.38%, 6/15/2026		11,000	11,055

			416,354

Airlines — 0.4%
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024		77,254	77,602
United Continental Holdings, Inc.
4.25%, 10/1/2022		15,000	14,465
5.00%, 2/1/2024		15,000	14,550

			106,617

Auto Components — 0.8%
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		6,000	6,188
6.25%, 4/1/2025		32,000	31,600
6.25%, 3/15/2026		4,000	3,871
6.50%, 4/1/2027		6,000	5,861
Dana Financing Luxembourg SARL 5.75%, 4/15/2025(a)		14,000	13,877
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027		34,000	31,535
LKQ Italia Bondco SpA 3.88%, 4/1/2024(b)	EUR	100,000	122,166

			215,098

Automobiles — 0.6%
General Motors Co. 4.00%, 4/1/2025		35,000	34,310
Jaguar Land Rover Automotive plc 3.88%, 3/1/2023(b)	GBP	100,000	132,217

			166,527

Banks —13.4%
Allied Irish Banks plc (EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025(b)(c)	EUR	100,000	122,968
Banco Bilbao Vizcaya Argentaria SA (EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021(b)(c)(d)(e)	EUR	200,000	264,205
Bank of America Corp. Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(c)(d)(e)		225,000	234,050
(ICE LIBOR USD 3 Month + 0.77%), 3.13%, 2/5/2026(c)		55,000	53,990
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(c)(d)(e)		95,000	93,931
Bank of Ireland (EUR Swap Annual 5 Year + 3.55%), 4.25%, 6/11/2024(b)(c)	EUR	100,000	120,404
Bankia SA (EUR Swap Annual 5 Year + 3.35%), 3.38%, 3/15/2027(b)(c)	EUR	100,000	120,112
Bankinter SA (EUR Swap Annual 5 Year + 2.40%), 2.50%, 4/6/2027(b)(c)	EUR	100,000	117,726
Barclays plc (ICE LIBOR USD 3 Month + 1.38%), 3.71%, 5/16/2024(c)		200,000	199,215
CaixaBank SA (EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027(b)(c)	EUR	100,000	121,538
CIT Group, Inc.
5.38%, 5/15/2020		3,000	3,090
5.00%, 8/15/2022		24,000	24,390
5.25%, 3/7/2025		4,000	4,060
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.12%, 11/15/2020(c)(d)(e)		18,000	18,765
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(c)(d)(e)		225,000	226,687
Commerzbank AG 4.00%, 3/23/2026(b)	EUR	70,000	88,014
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(c)(d)(e)		200,000	217,733
HSBC Holdings plc (USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 6/1/2021(c)(d)(e)		200,000	208,500
(EURIBOR 3 Month + 0.50%), 0.17%, 10/5/2023(b)(c)	EUR	100,000	115,909
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023(c)(d)(e)		35,000	34,668
ING Groep NV (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(b)(c)(d)(e)		200,000	206,178
(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028(c)	EUR	100,000	124,401
Intesa Sanpaolo SpA (USD Swap Semi 5 Year + 5.46%), 7.70%, 9/17/2025(a)(c)(d)(e)		200,000	190,000

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Banks — continued
Royal Bank of Scotland Group plc 6.00%, 12/19/2023		20,000	21,225
Societe Generale SA (EUR Swap Annual 5 Year + 5.54%), 6.75%, 4/7/2021(b)(c)(d)(e)	EUR	100,000	126,117
SunTrust Banks, Inc. Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027(c)(d)(e)		65,000	61,757
Toronto-Dominion Bank (The) (USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031(c)		25,000	23,898
UBS Group AG (EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(b)(c)(d)(e)	EUR	200,000	254,561
UniCredit SpA (EUR Swap Annual 5 Year + 4.32%), 4.38%, 1/3/2027(b)(c)	EUR	100,000	120,364
Wells Fargo & Co. 4.75%, 12/7/2046		50,000	49,127

			3,567,583

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 4.90%, 2/1/2046		30,000	31,142
Anheuser-Busch InBev Worldwide, Inc. (ICE LIBOR USD 3 Month + 0.74%), 3.05%, 1/12/2024(c)		40,000	40,568
Cott Holdings, Inc. 5.50%, 4/1/2025(a)		3,000	2,955
Maple Escrow Subsidiary, Inc. 4.06%, 5/25/2023(a)		40,000	40,231

			114,896

Building Products — 0.7%
American Woodmark Corp. 4.88%, 3/15/2026(a)		5,000	4,775
Jeld-Wen, Inc.
4.63%, 12/15/2025(a)		2,000	1,890
4.88%, 12/15/2027(a)		2,000	1,860
Masco Corp.
4.38%, 4/1/2026		65,000	65,013
3.50%, 11/15/2027		15,000	14,078
Owens Corning
3.40%, 8/15/2026		45,000	42,016
4.30%, 7/15/2047		30,000	25,332
Standard Industries, Inc. 6.00%, 10/15/2025(a)		22,000	22,220
Summit Materials LLC 6.13%, 7/15/2023		19,000	19,190

			196,374

Capital Markets — 4.2%
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 6/20/2020(c)(d)(e)		50,000	50,875
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026(c)(d)(e)		94,000	89,535
Credit Suisse Group AG (USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(a)(c)(d)(e)		200,000	209,506
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020(c)(d)(e)		225,000	229,550
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(c)(d)(e)		120,000	114,120
(ICE LIBOR USD 3 Month + 1.17%), 3.49%, 5/15/2026(c)		35,000	34,790
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)		18,000	17,192
LPL Holdings, Inc. 5.75%, 9/15/2025(a)		7,000	6,737
Morgan Stanley Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019(c)(d)(e)		225,000	229,219
2.38%, 3/31/2021	EUR	20,000	24,738
3.88%, 1/27/2026		50,000	49,428
3.13%, 7/27/2026		30,000	28,092
MSCI, Inc.
5.25%, 11/15/2024(a)		18,000	18,180
5.38%, 5/15/2027(a)		3,000	3,008

			1,104,970

Chemicals — 1.7%
Blue Cube Spinco LLC 10.00%, 10/15/2025		15,000	17,475
CF Industries, Inc. 4.50%, 12/1/2026(a)		10,000	9,892
Chemours Co. (The) 5.38%, 5/15/2027		6,000	5,865
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)		3,000	2,977
CVR Partners LP 9.25%, 6/15/2023(a)		43,000	44,182
FXI Holdings, Inc. 7.88%, 11/1/2024(a)		5,000	4,950
Hexion, Inc. 6.63%, 4/15/2020		21,000	19,819
INEOS Finance plc 4.00%, 5/1/2023(b)	EUR	100,000	119,257
INEOS Group Holdings SA 5.38%, 8/1/2024(b)	EUR	100,000	122,119
Ingevity Corp. 4.50%, 2/1/2026(a)		7,000	6,615
Koppers, Inc. 6.00%, 2/15/2025(a)		2,000	2,028
NOVA Chemicals Corp. 4.88%, 6/1/2024(a)		15,000	14,344
Nufarm Australia Ltd. 5.75%, 4/30/2026(a)		3,000	2,908
Olin Corp. 5.13%, 9/15/2027		17,000	16,533
PolyOne Corp. 5.25%, 3/15/2023		9,000	9,124
PQ Corp. 5.75%, 12/15/2025(a)		2,000	1,965
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026		12,000	11,460

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Chemicals — continued
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)		4,000	3,960
Tronox Finance plc 5.75%, 10/1/2025(a)		18,000	17,460
Tronox, Inc. 6.50%, 4/15/2026(a)		5,000	4,931
Valvoline, Inc. 4.38%, 8/15/2025		16,000	15,124
Venator Finance SARL 5.75%, 7/15/2025(a)		10,000	9,800

			462,788

Commercial Services & Supplies — 1.4%
ACCO Brands Corp. 5.25%, 12/15/2024(a)		3,000	3,000
ADT Corp. (The) 4.13%, 6/15/2023		20,000	18,300
Aramark Services, Inc. 5.00%, 2/1/2028(a)		8,000	7,700
Brink’s Co. (The) 4.63%, 10/15/2027(a)		9,000	8,100
Covanta Holding Corp. 5.88%, 3/1/2024		15,000	14,737
Garda World Security Corp. 8.75%, 5/15/2025(a)		40,000	40,700
Paprec Holding SA (EURIBOR 3 Month + 3.50%, 3.50%, 3/31/2025(b)(c)	EUR	100,000	117,490
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)		37,000	39,209
Verisure Midholding AB 5.75%, 12/1/2023(b)	EUR	100,000	115,109

			364,345

Communications Equipment — 0.1%
Avaya, Inc. 7.00%, 4/1/2019‡(f)		32,000	3
CommScope Technologies LLC 5.00%, 3/15/2027(a)		17,000	15,895
Nokia OYJ
3.38%, 6/12/2022		5,000	4,875
4.38%, 6/12/2027		5,000	4,708
ViaSat, Inc. 5.63%, 9/15/2025(a)		12,000	11,250

			36,731

Construction & Engineering — 0.2%
AECOM 5.88%, 10/15/2024		37,000	37,648
Tutor Perini Corp. 6.88%, 5/1/2025(a)		21,000	21,151

			58,799

Construction Materials — 0.2%
Martin Marietta Materials, Inc.
3.50%, 12/15/2027		25,000	23,371
4.25%, 12/15/2047		11,000	9,720
US Concrete, Inc. 6.38%, 6/1/2024		9,000	9,146

			42,237

Consumer Finance — 1.2%
Ally Financial, Inc.
4.63%, 3/30/2025		43,000	42,462
8.00%, 11/1/2031		10,000	12,000
Capital One Financial Corp. 3.75%, 4/24/2024		50,000	49,382
FirstCash, Inc. 5.38%, 6/1/2024(a)		3,000	3,008
General Motors Financial Co., Inc. 3.95%, 4/13/2024		10,000	9,872
Lincoln Finance Ltd. 6.88%, 4/15/2021(b)	EUR	100,000	120,936
Springleaf Finance Corp.
8.25%, 12/15/2020		42,000	45,780
7.13%, 3/15/2026		3,000	2,999
Synchrony Financial 3.95%, 12/1/2027		28,000	26,011

			312,450

Containers & Packaging — 2.7%
Ardagh Packaging Finance plc 6.75%, 5/15/2024(b)	EUR	125,000	158,004
Ball Corp.
4.00%, 11/15/2023		12,000	11,760
4.88%, 3/15/2026		3,000	2,970
Berry Global, Inc.
6.00%, 10/15/2022		16,000	16,480
4.50%, 2/15/2026(a)		3,000	2,805
Crown Americas LLC 4.75%, 2/1/2026(a)		8,000	7,557
Crown European Holdings SA 2.63%, 9/30/2024(b)	EUR	100,000	115,750
OI European Group BV 4.00%, 3/15/2023(a)		3,000	2,820
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022(a)		7,000	6,991
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020		33,919	34,088
Sealed Air Corp. 4.88%, 12/1/2022(a)		19,000	19,380
SIG Combibloc Holdings SCA 7.75%, 2/15/2023(b)	EUR	125,000	151,959
Verallia Packaging SASU 5.13%, 8/1/2022(b)	EUR	150,000	180,566

			711,130

Distributors — 0.0%(g)
Performance Food Group, Inc. 5.50%, 6/1/2024(a)		8,000	7,920

Diversified Consumer Services — 0.1%
Graham Holdings Co. 5.75%, 6/1/2026(a)		3,000	3,015
Service Corp. International 7.50%, 4/1/2027		20,000	22,400
Sotheby’s 4.88%, 12/15/2025(a)		10,000	9,653

			35,068

Diversified Financial Services — 1.6%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)		10,000	11,025
CNG Holdings, Inc. 9.38%, 5/15/2020(a)		10,000	9,950
EDP Finance BV 5.25%, 1/14/2021(a)		200,000	207,130

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Diversified Financial Services — continued
Nationstar Mortgage LLC
7.88%, 10/1/2020		20,000	20,280
6.50%, 7/1/2021		37,000	37,370
Nationwide Building Society (GBP Swap 5 Year + 4.88%), 6.88%, 6/20/2019(b)(c)(d)(e)	GBP	100,000	137,089

			422,844

Diversified Telecommunication Services — 3.0%
AT&T, Inc. 5.25%, 3/1/2037		40,000	40,643
CCO Holdings LLC
5.88%, 4/1/2024(a)		18,000	18,158
5.75%, 2/15/2026(a)		16,000	15,675
5.50%, 5/1/2026(a)		10,000	9,653
5.13%, 5/1/2027(a)		49,000	45,876
5.88%, 5/1/2027(a)		8,000	7,865
CenturyLink, Inc. Series T, 5.80%, 3/15/2022		5,000	4,919
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)		21,000	18,795
Consolidated Communications, Inc. 6.50%, 10/1/2022		10,000	9,300
eircom Finance DAC 4.50%, 5/31/2022(b)	EUR	120,000	143,120
Embarq Corp. 8.00%, 6/1/2036		36,000	34,200
Frontier Communications Corp.
11.00%, 9/15/2025		8,000	6,400
8.50%, 4/1/2026(a)		5,000	4,844
Intelsat Jackson Holdings SA
7.25%, 10/15/2020		11,000	10,780
7.50%, 4/1/2021		10,000	9,775
5.50%, 8/1/2023		12,000	10,492
8.00%, 2/15/2024(a)		28,000	29,610
9.75%, 7/15/2025(a)		5,000	5,188
Level 3 Financing, Inc. 5.38%, 5/1/2025		24,000	23,220
Qwest Corp.
6.75%, 12/1/2021		9,000	9,668
7.13%, 11/15/2043		30,000	28,934
Telecom Italia SpA 2.50%, 7/19/2023(b)	EUR	110,000	132,381
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 1.00%), 3.15%, 3/16/2022(c)		20,000	20,342
Virgin Media Finance plc 4.50%, 1/15/2025(b)	EUR	120,000	141,885
Windstream Services LLC 8.75%, 12/15/2024(a)		12,000	7,260

			788,983

Electric Utilities — 2.0%
Emera US Finance LP 3.55%, 6/15/2026		72,000	68,281
Enel SpA (GBP Swap 5 Year + 4.09%), 6.62%, 9/15/2076(b)(c)	GBP	100,000	146,255
Exelon Corp. 3.40%, 4/15/2026		30,000	28,693
FirstEnergy Corp. Series B, 3.90%, 7/15/2027		50,000	48,979
Fortis, Inc. 3.06%, 10/4/2026		15,000	13,761
Iberdrola Finanzas SA 7.38%, 1/29/2024	GBP	50,000	85,058
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(a)		4,000	3,840
4.50%, 9/15/2027(a)		3,000	2,790
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)		35,000	32,804
PPL Capital Funding, Inc. 3.10%, 5/15/2026		100,000	93,356
Terraform Global Operating LLC 6.13%, 3/1/2026(a)		4,000	3,980

			527,797

Electrical Equipment — 0.7%
Orano SA 3.13%, 3/20/2023(b)	EUR	100,000	118,168
Sensata Technologies BV
4.88%, 10/15/2023(a)		5,000	5,000
5.63%, 11/1/2024(a)		19,000	19,736
Vertiv Group Corp. 9.25%, 10/15/2024(a)		33,000	32,340

			175,244

Electronic Equipment, Instruments & Components — 0.4%
Anixter, Inc.
5.63%, 5/1/2019		32,000	32,640
5.50%, 3/1/2023		28,000	28,910
CDW LLC 5.50%, 12/1/2024		41,000	42,230
Itron, Inc. 5.00%, 1/15/2026(a)		4,000	3,840

			107,620

Energy Equipment & Services — 0.6%
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027		42,000	39,441
Bristow Group, Inc. 8.75%, 3/1/2023(a)		3,000	2,940
Calfrac Holdings LP 8.50%, 6/15/2026(a)		2,000	1,987
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025		5,000	5,162
Ensco plc 5.20%, 3/15/2025		2,000	1,675
Nabors Industries, Inc.
5.50%, 1/15/2023		13,000	12,740
5.75%, 2/1/2025(a)		7,000	6,632
Noble Holding International Ltd. 7.88%, 2/1/2026(a)		6,000	6,112
Parker Drilling Co. 6.75%, 7/15/2022		6,000	4,575
Precision Drilling Corp. 7.13%, 1/15/2026(a)		3,000	3,060
Rowan Cos., Inc. 7.38%, 6/15/2025		8,000	7,740
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(a)		18,000	18,360
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)		11,050	11,216
Transocean, Inc.
9.00%, 7/15/2023(a)		9,000	9,698
7.50%, 1/15/2026(a)		5,000	5,069
6.80%, 3/15/2038		5,000	4,212

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Energy Equipment & Services — continued
USA Compression Partners LP 6.88%, 4/1/2026(a)		3,000	3,090
Weatherford International Ltd.
6.75%, 9/15/2040		15,000	11,700
5.95%, 4/15/2042		3,000	2,228

			157,637

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., REIT, 3.60%, 1/15/2028		60,000	56,260
CyrusOne LP,
REIT, 5.00%, 3/15/2024		4,000	4,005
REIT, 5.38%, 3/15/2027		12,000	12,090
Equinix, Inc.,
REIT, 5.75%, 1/1/2025		14,000	14,245
REIT, 2.88%, 10/1/2025	EUR	100,000	112,224
ESH Hospitality, Inc., REIT, 5.25%, 5/1/2025(a)		10,000	9,606
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(a)		4,000	3,720
REIT, 5.25%, 3/15/2028(a)		5,000	4,706
SBA Communications Corp. REIT, 4.88%, 7/15/2022		13,000	12,838
VEREIT Operating Partnership LP
REIT, 4.60%, 2/6/2024		67,000	67,047
REIT, 3.95%, 8/15/2027		20,000	18,560

			315,301

Food & Staples Retailing — 0.4%
Albertsons Cos. LLC
6.63%, 6/15/2024		21,000	19,746
5.75%, 3/15/2025		2,000	1,760
Kroger Co. (The) 2.65%, 10/15/2026		45,000	40,141
New Albertsons LP
7.45%, 8/1/2029		4,000	3,200
8.70%, 5/1/2030		8,000	7,040
8.00%, 5/1/2031		5,000	4,137
SUPERVALU, Inc.
6.75%, 6/1/2021		11,000	11,162
7.75%, 11/15/2022		31,000	30,845

			118,031

Food Products — 0.8%
B&G Foods, Inc. 5.25%, 4/1/2025		10,000	9,400
Dean Foods Co. 6.50%, 3/15/2023(a)		11,000	10,780
Dole Food Co., Inc. 7.25%, 6/15/2025(a)		11,000	10,917
General Mills, Inc. (ICE LIBOR USD 3 Month + 0.54%), 2.89%, 4/16/2021(c)		65,000	65,129
JBS USA LUX SA
7.25%, 6/1/2021(a)		23,000	23,259
5.88%, 7/15/2024(a)		13,000	12,469
6.75%, 2/15/2028(a)		10,000	9,450
Kraft Heinz Foods Co. 4.38%, 6/1/2046		10,000	8,872
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)		3,000	2,947
4.88%, 11/1/2026(a)		3,000	2,974
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)		7,000	6,755
5.88%, 9/30/2027(a)		5,000	4,700
Smithfield Foods, Inc.
3.35%, 2/1/2022(a)		25,000	24,277
4.25%, 2/1/2027(a)		15,000	14,490

			206,419

Gas Utilities — 0.0%(g)
AmeriGas Partners LP 5.50%, 5/20/2025		3,000	2,912

Health Care Equipment & Supplies — 0.1%
Hologic, Inc.
4.38%, 10/15/2025(a)		12,000	11,475
4.63%, 2/1/2028(a)		6,000	5,655
Mallinckrodt International Finance SA 5.63%, 10/15/2023(a)		8,000	6,610

			23,740

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024		25,000	25,875
Centene Corp.
6.13%, 2/15/2024		11,000	11,564
4.75%, 1/15/2025		5,000	4,969
Community Health Systems, Inc.
7.13%, 7/15/2020		11,000	9,295
5.13%, 8/1/2021		3,000	2,819
6.25%, 3/31/2023		12,000	11,190
Constantin Investissement 3 SASU 5.38%, 4/15/2025(b)	EUR	100,000	114,508
DaVita, Inc.
5.13%, 7/15/2024		33,000	32,175
5.00%, 5/1/2025		50,000	47,390
Envision Healthcare Corp. 5.63%, 7/15/2022		24,000	24,390
HCA, Inc.
5.88%, 3/15/2022		29,000	30,486
5.88%, 5/1/2023		21,000	21,840
5.00%, 3/15/2024		54,000	54,389
5.88%, 2/15/2026		16,000	16,100
5.50%, 6/15/2047		10,000	9,325
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)		20,000	20,750
NVA Holdings, Inc. 6.88%, 4/1/2026(a)		3,000	2,956
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(a)(h)		7,000	7,236
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)		20,000	17,300
Tenet Healthcare Corp.
4.50%, 4/1/2021		14,000	13,916
4.38%, 10/1/2021		20,000	19,800
6.75%, 6/15/2023		39,000	38,756
4.63%, 7/15/2024(a)		6,000	5,767
5.13%, 5/1/2025(a)		25,000	24,250
7.00%, 8/1/2025(a)		2,000	1,988
WellCare Health Plans, Inc. 5.25%, 4/1/2025		10,000	9,975

			579,009

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Health Care Technology — 0.5%
IQVIA, Inc. 4.88%, 5/15/2023(a)		11,000	11,055
3.25%, 3/15/2025(b)	EUR	100,000	115,286

			126,341

Hotels, Restaurants & Leisure — 2.5%
1011778 BC ULC 4.25%, 5/15/2024(a)		8,000	7,580
Boyd Gaming Corp. 6.88%, 5/15/2023		9,000	9,450
Boyne USA, Inc. 7.25%, 5/1/2025(a)		8,000	8,295
Choice Hotels International, Inc. 5.75%, 7/1/2022		31,000	32,366
Cirsa Funding Luxembourg SA 5.88%, 5/15/2023(b)	EUR	110,000	131,796
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)		3,000	3,026
Eldorado Resorts, Inc. 6.00%, 4/1/2025		5,000	4,975
Gateway Casinos & Entertainment Ltd. 8.25%, 3/1/2024(a)		10,000	10,550
GLP Capital LP 5.38%, 11/1/2023		154,000	158,620
Golden Nugget, Inc. 6.75%, 10/15/2024(a)		11,000	11,124
International Game Technology plc 4.75%, 2/15/2023(b)	EUR	125,000	157,374
IRB Holding Corp. 6.75%, 2/15/2026(a)		4,000	3,780
KFC Holding Co.
5.25%, 6/1/2026(a)		10,000	9,775
4.75%, 6/1/2027(a)		5,000	4,700
MGM Resorts International
8.63%, 2/1/2019		30,000	31,023
6.00%, 3/15/2023		39,000	40,267
Scientific Games International, Inc. 5.00%, 10/15/2025(a)		6,000	5,790
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)		16,000	15,440
Station Casinos LLC 5.00%, 10/1/2025(a)		5,000	4,805
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026(a)		4,000	3,990
Wyndham Worldwide Corp.
4.15%, 4/1/2024		7,000	6,914
5.10%, 10/1/2025		3,000	3,096
4.50%, 4/1/2027		5,000	4,927

			669,663

Household Durables — 0.4%
Lennar Corp.
4.50%, 6/15/2019		33,000	33,165
4.88%, 12/15/2023		15,000	14,962
5.88%, 11/15/2024(a)		10,000	10,275
4.75%, 11/29/2027(a)		3,000	2,798
M/I Homes, Inc. 6.75%, 1/15/2021		8,000	8,230
Mattamy Group Corp. 6.50%, 10/1/2025(a)		10,000	9,885
New Home Co., Inc. (The) 7.25%, 4/1/2022		9,000	9,225
Tempur Sealy International, Inc. 5.50%, 6/15/2026		15,000	14,475
Toll Brothers Finance Corp. 4.35%, 2/15/2028		10,000	9,010

			112,025

Household Products — 0.2%
Central Garden & Pet Co. 6.13%, 11/15/2023		9,000	9,360
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(a)		4,000	3,650
Spectrum Brands, Inc. 6.13%, 12/15/2024		28,000	28,385

			41,395

Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp.
6.00%, 1/15/2022(a)		14,000	14,245
5.25%, 6/1/2026(a)		39,000	36,855
Empresa Electrica Angamos SA 4.88%, 5/25/2029(b)		200,000	191,080
NRG Energy, Inc.
6.63%, 1/15/2027		20,000	20,650
5.75%, 1/15/2028(a)		4,000	3,950
NRG Yield Operating LLC 5.38%, 8/15/2024		9,000	9,000
Vistra Energy Corp.
5.88%, 6/1/2023		23,000	23,575
8.13%, 1/30/2026(a)		4,000	4,379

			303,734

Industrial Conglomerates — 0.1%
General Electric Co. 4.50%, 3/11/2044		35,000	33,916

Insurance — 0.7%
American International Group, Inc. 3.90%, 4/1/2026		130,000	126,752
CNO Financial Group, Inc. 5.25%, 5/30/2025		5,000	5,025
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)		11,000	10,890
MetLife, Inc. 4.72%, 12/15/2044		30,000	31,177
Zurich Finance UK plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.85%), 6.62%, 10/2/2022(c)(d)(e)	GBP	9,000	13,529

			187,373

Internet & Direct Marketing Retail — 0.0%(g)
Netflix, Inc.
4.88%, 4/15/2028(a)		5,000	4,750
5.88%, 11/15/2028(a)		4,000	4,036

			8,786

Internet Software & Services — 0.2%
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)		35,000	35,612
Zayo Group LLC
6.38%, 5/15/2025		27,000	27,371
5.75%, 1/15/2027(a)		3,000	2,903

			65,886

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
IT Services — 0.4%
Alliance Data Systems Corp.
5.88%, 11/1/2021(a)		14,000	14,262
5.38%, 8/1/2022(a)		30,000	30,150
First Data Corp.
7.00%, 12/1/2023(a)		10,000	10,475
5.00%, 1/15/2024(a)		30,000	29,970
5.75%, 1/15/2024(a)		20,000	20,075

			104,932

Leisure Products — 0.0%(g)
Mattel, Inc.
3.15%, 3/15/2023		3,000	2,588
6.75%, 12/31/2025(a)		2,000	1,951

			4,539

Machinery — 0.2%
Navistar International Corp. 6.63%, 11/1/2025(a)		3,000	3,097
Novelis Corp.
6.25%, 8/15/2024(a)		10,000	10,126
5.88%, 9/30/2026(a)		5,000	4,901
Oshkosh Corp. 5.38%, 3/1/2025		7,000	7,231
RBS Global, Inc. 4.88%, 12/15/2025(a)		2,000	1,925
Tennant Co. 5.63%, 5/1/2025		3,000	2,985
Terex Corp. 5.63%, 2/1/2025(a)		11,000	10,918
Wabash National Corp. 5.50%, 10/1/2025(a)		17,000	16,490

			57,673

Media — 4.9%
Altice Luxembourg SA 6.25%, 2/15/2025(b)	EUR	200,000	227,429
AMC Networks, Inc. 5.00%, 4/1/2024		21,000	20,396
Cablevision Systems Corp.
8.00%, 4/15/2020		30,000	31,650
5.88%, 9/15/2022		4,000	3,990
Charter Communications Operating LLC 6.48%, 10/23/2045		30,000	31,898
Cinemark USA, Inc. 4.88%, 6/1/2023		19,000	18,358
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 3/15/2020		16,000	15,940
Comcast Corp. 3.20%, 7/15/2036		20,000	16,854
Cox Communications, Inc.
3.35%, 9/15/2026(a)		65,000	60,950
3.50%, 8/15/2027(a)		60,000	56,599
CSC Holdings LLC
6.75%, 11/15/2021		2,000	2,112
5.25%, 6/1/2024		42,000	39,698
DISH DBS Corp.
7.88%, 9/1/2019		14,000	14,504
6.75%, 6/1/2021		31,000	30,922
5.88%, 7/15/2022		14,000	13,090
5.00%, 3/15/2023		9,000	7,774
5.88%, 11/15/2024		7,000	5,814
7.75%, 7/1/2026		10,000	8,625
EMI Music Publishing Group North America Holdings, Inc. 7.63%, 6/15/2024(a)		4,000	4,330
EW Scripps Co. (The) 5.13%, 5/15/2025(a)		14,000	13,248
Gray Television, Inc. 5.13%, 10/15/2024(a)		19,000	17,908
iHeartCommunications, Inc. 9.00%, 12/15/2019(f)		25,000	19,562
Nexstar Broadcasting, Inc. 6.13%, 2/15/2022(a)		21,000	21,551
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(b)(c)(d)(e)	EUR	100,000	121,565
Sinclair Television Group, Inc.
5.63%, 8/1/2024(a)		29,000	28,883
5.13%, 2/15/2027(a)		30,000	27,900
Sirius XM Radio, Inc.
5.38%, 7/15/2026(a)		14,000	13,545
5.00%, 8/1/2027(a)		5,000	4,751
Sky plc 6.00%, 5/21/2027	GBP	100,000	169,689
TEGNA, Inc. 5.50%, 9/15/2024(a)		13,000	13,065
Time Warner, Inc. 2.95%, 7/15/2026		16,000	14,562
Unitymedia GmbH 3.75%, 1/15/2027(b)	EUR	100,000	122,750
Univision Communications, Inc. 5.13%, 2/15/2025(a)		24,000	22,102
Viacom, Inc. 4.38%, 3/15/2043		4,000	3,422
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057(c)		13,000	12,740
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(c)		7,000	6,861
Videotron Ltd.
5.00%, 7/15/2022		13,000	13,195
5.13%, 4/15/2027(a)		14,000	13,545
WMG Acquisition Corp.
5.63%, 4/15/2022(a)		7,000	7,114
5.00%, 8/1/2023(a)		5,000	4,937
5.50%, 4/15/2026(a)		8,000	7,920

			1,291,748

Metals & Mining — 1.4%
AK Steel Corp.
7.50%, 7/15/2023		9,000	9,461
7.00%, 3/15/2027		4,000	3,820
Aleris International, Inc. 7.88%, 11/1/2020		17,000	17,170
Commercial Metals Co. 4.88%, 5/15/2023		10,000	9,725
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(a)		4,000	3,925
5.13%, 5/15/2024(a)		5,000	4,906
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		87,000	83,820
3.88%, 3/15/2023		17,000	16,341
5.45%, 3/15/2043		13,000	11,708

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Metals & Mining — continued
Hudbay Minerals, Inc. 7.25%, 1/15/2023(a)		10,000	10,325
Kaiser Aluminum Corp. 5.88%, 5/15/2024		23,000	23,633
Lundin Mining Corp. 7.88%, 11/1/2022(a)		9,000	9,472
Newcrest Finance Pty. Ltd. 5.75%, 11/15/2041(a)		10,000	10,436
Southern Copper Corp. 6.75%, 4/16/2040		20,000	23,400
Steel Dynamics, Inc. 5.50%, 10/1/2024		22,000	22,440
thyssenkrupp AG 2.50%, 2/25/2025(b)	EUR	70,000	85,424
United States Steel Corp.
6.88%, 8/15/2025		5,000	5,113
6.25%, 3/15/2026		8,000	7,928
Vale Overseas Ltd. 6.25%, 8/10/2026		21,000	22,738

			381,785

Multi-Utilities — 1.0%
innogy Finance BV 5.63%, 12/6/2023(b)	GBP	15,000	23,602
NGG Finance plc (GBP Swap 12 Year + 3.48%), 5.63%, 6/18/2073(b)(c)	GBP	100,000	145,049
NiSource, Inc. 3.49%, 5/15/2027		70,000	67,186
Sempra Energy 3.80%, 2/1/2038		35,000	32,441

			268,278

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp. 3.45%, 7/15/2024		30,000	29,128
Antero Resources Corp. 5.13%, 12/1/2022		24,000	24,120
Buckeye Partners LP 4.35%, 10/15/2024		40,000	39,737
California Resources Corp. 8.00%, 12/15/2022(a)		4,000	3,530
Cenovus Energy, Inc.
4.25%, 4/15/2027		5,000	4,803
6.75%, 11/15/2039		9,000	10,108
5.20%, 9/15/2043		35,000	33,347
Chesapeake Energy Corp. 8.00%, 1/15/2025		13,000	12,919
CITGO Petroleum Corp. 6.25%, 8/15/2022(a)		5,000	4,975
Concho Resources, Inc.
3.75%, 10/1/2027		12,000	11,597
4.88%, 10/1/2047		4,000	4,101
DCP Midstream Operating LP 3.88%, 3/15/2023		26,000	25,025
Enable Midstream Partners LP 4.95%, 5/15/2028		45,000	44,999
Enbridge, Inc. (ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(c)		20,000	19,187
Energy Transfer Equity LP 5.88%, 1/15/2024		21,000	21,787
Enterprise Products Operating LLC
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(c)		80,000	75,400
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(c)		7,000	6,472
EP Energy LLC
9.38%, 5/1/2024(a)		16,000	12,640
7.75%, 5/15/2026(a)		12,000	12,210
EQT Corp. 3.00%, 10/1/2022		55,000	53,224
Genesis Energy LP 6.00%, 5/15/2023		14,000	13,650
Gulfport Energy Corp. 6.38%, 1/15/2026		2,000	1,910
Hilcorp Energy I LP 5.00%, 12/1/2024(a)		39,000	38,025
MEG Energy Corp.
6.38%, 1/30/2023(a)		3,000	2,707
7.00%, 3/31/2024(a)		2,000	1,805
Noble Energy, Inc. 3.85%, 1/15/2028		35,000	34,163
Oasis Petroleum, Inc. 6.88%, 3/15/2022		5,000	5,075
Phillips 66 Partners LP 3.75%, 3/1/2028		35,000	33,257
QEP Resources, Inc.
5.25%, 5/1/2023		20,000	19,575
5.63%, 3/1/2026		2,000	1,910
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(b)(c)	EUR	100,000	123,685
Rockies Express Pipeline LLC 6.00%, 1/15/2019(a)		15,000	15,202
SemGroup Corp. 5.63%, 7/15/2022		11,000	10,670
SM Energy Co. 5.63%, 6/1/2025		10,000	9,575
Summit Midstream Holdings LLC 5.50%, 8/15/2022		10,000	9,750
Sunoco LP
4.88%, 1/15/2023(a)		2,000	1,910
5.50%, 2/15/2026(a)		3,000	2,839
Tallgrass Energy Partners LP 5.50%, 9/15/2024(a)		25,000	25,125
Targa Resources Partners LP
5.13%, 2/1/2025		5,000	4,937
5.00%, 1/15/2028(a)		5,000	4,699
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)		21,000	20,265
6.63%, 6/15/2025(a)(i)		48,000	51,120
5.00%, 1/31/2028(a)		5,000	4,719
TOTAL SA (EUR Swap Annual 5 Year + 1.86%), 2.25%, 2/26/2021(b)(c)(d)(e)	EUR	100,000	120,558
TransCanada PipeLines Ltd. 4.25%, 5/15/2028		30,000	30,065
Ultra Resources, Inc.
6.88%, 4/15/2022(a)		11,000	7,384
7.13%, 4/15/2025(a)		3,000	1,860

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Western Gas Partners LP 4.65%, 7/1/2026		50,000	50,341
Whiting Petroleum Corp.
5.75%, 3/15/2021		8,000	8,160
6.63%, 1/15/2026(a)		6,000	6,142
Williams Cos., Inc. (The) 3.70%, 1/15/2023		49,000	47,659
WPX Energy, Inc. 5.75%, 6/1/2026		2,000	1,996
YPF SA 6.95%, 7/21/2027(b)		30,000	27,863

			1,187,910

Paper & Forest Products — 0.1%
Clearwater Paper Corp. 5.38%, 2/1/2025(a)		7,000	6,300
Fibria Overseas Finance Ltd. 5.50%, 1/17/2027		25,000	25,122

			31,422

Personal Products — 0.1%
Prestige Brands, Inc. 6.38%, 3/1/2024(a)		9,000	8,865
Revlon Consumer Products Corp. 6.25%, 8/1/2024		8,000	4,640

			13,505

Pharmaceuticals — 1.1%
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(a)		2,000	1,925
Concordia International Corp.
9.00%, 4/1/2022(a)		2,000	1,810
7.00%, 4/15/2023‡(a)(f)		32,000	1,920
Endo Finance LLC 5.75%, 1/15/2022(a)		20,000	16,650
Mylan NV 3.95%, 6/15/2026		50,000	47,670
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024(b)	EUR	100,000	113,398
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/2026		50,000	40,170
Valeant Pharmaceuticals International, Inc.
6.75%, 8/15/2021(a)		30,000	30,309
6.50%, 3/15/2022(a)		8,000	8,330
5.88%, 5/15/2023(a)		3,000	2,850
7.00%, 3/15/2024(a)		6,000	6,285
5.50%, 11/1/2025(a)		9,000	8,831
9.00%, 12/15/2025(a)		8,000	8,370
8.50%, 1/31/2027(a)		4,000	4,065

			292,583

Professional Services — 0.5%
AMN Healthcare, Inc. 5.13%, 10/1/2024(a)		12,000	11,730
IHS Markit Ltd. 4.00%, 3/1/2026(a)		6,000	5,712
La Financiere Atalian SASU 4.00%, 5/15/2024(b)	EUR	100,000	110,608

			128,050

Road & Rail — 1.4%
Avis Budget Car Rental LLC 5.25%, 3/15/2025(a)		5,000	4,625
Avolon Holdings Funding Ltd. 5.50%, 1/15/2023(a)		4,000	3,965
DAE Funding LLC
4.50%, 8/1/2022(a)		3,000	2,866
5.00%, 8/1/2024(a)		3,000	2,821
Europcar Groupe SA 5.75%, 6/15/2022(b)	EUR	125,000	149,902
Great Rolling Stock Co. Ltd. (The) 6.88%, 7/27/2035(b)	GBP	39,985	67,694
Loxam SAS 4.25%, 4/15/2024(b)	EUR	100,000	122,867
Park Aerospace Holdings Ltd.
5.25%, 8/15/2022(a)		12,000	11,835
4.50%, 3/15/2023(a)		8,000	7,620

			374,195

Semiconductors & Semiconductor Equipment — 0.2%
Entegris, Inc. 4.63%, 2/10/2026(a)		2,000	1,918
MagnaChip Semiconductor SA 5.00%, 3/1/2021		10,000	15,049
Microchip Technology, Inc. 3.92%, 6/1/2021(a)		35,000	35,177
Versum Materials, Inc. 5.50%, 9/30/2024(a)		4,000	4,020

			56,164

Software — 0.5%
Camelot Finance SA 7.88%, 10/15/2024(a)		6,000	6,150
CURO Financial Technologies Corp. 12.00%, 3/1/2022(a)		5,000	5,420
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(a)		17,000	18,806
Infor Software Parent LLC 7.13% (cash), 5/1/2021(a)(h)		6,000	6,030
Infor US, Inc. 6.50%, 5/15/2022		18,000	18,292
Informatica LLC 7.13%, 7/15/2023(a)		6,000	6,090
j2 Cloud Services LLC 6.00%, 7/15/2025(a)		2,000	2,005
Oracle Corp. 3.25%, 11/15/2027		65,000	63,075

			125,868

Specialty Retail — 0.7%
EVOCA SpA 7.00%, 10/15/2023(b)	EUR	100,000	122,453
L Brands, Inc. 5.25%, 2/1/2028		6,000	5,475
PetSmart, Inc.
7.13%, 3/15/2023(a)		13,000	6,250
5.88%, 6/1/2025(a)		4,000	2,760
8.88%, 6/1/2025(a)		5,000	2,388
Sally Holdings LLC 5.50%, 11/1/2023		13,000	12,837
Sonic Automotive, Inc.
5.00%, 5/15/2023		27,000	25,853
6.13%, 3/15/2027		2,000	1,905
Staples, Inc. 8.50%, 9/15/2025(a)		20,000	18,740

			198,661

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount	Value
CORPORATE BONDS — continued
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC
5.88%, 6/15/2021(a)		3,000	3,079
7.13%, 6/15/2024(a)		3,000	3,223
Diebold Nixdorf, Inc. 8.50%, 4/15/2024		23,000	22,425
EMC Corp. 3.38%, 6/1/2023		25,000	23,412
Western Digital Corp. 4.75%, 2/15/2026		32,000	31,480

			83,619

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024(a)		15,000	14,644

Thrifts & Mortgage Finance — 0.2%
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022(a)		7,000	7,000
5.25%, 10/1/2025(a)		3,000	2,805
Quicken Loans, Inc. 5.75%, 5/1/2025(a)		21,000	20,475
Radian Group, Inc. 4.50%, 10/1/2024		14,000	13,318

			43,598

Tobacco — 0.3%
Altria Group, Inc. 4.25%, 8/9/2042		50,000	46,842
BAT Capital Corp. 4.39%, 8/15/2037(a)		30,000	28,628

			75,470

Trading Companies & Distributors — 0.9%
Aircastle Ltd. 7.63%, 4/15/2020		18,000	19,215
H&E Equipment Services, Inc. 5.63%, 9/1/2025		5,000	4,944
HD Supply, Inc. 5.75%, 4/15/2024(a)		14,000	14,682
United Rentals North America, Inc.
4.63%, 10/15/2025		3,000	2,888
5.50%, 5/15/2027		49,000	48,510
4.88%, 1/15/2028		5,000	4,695
WESCO Distribution, Inc.
5.38%, 12/15/2021		140,000	142,450
5.38%, 6/15/2024		9,000	9,000

			246,384

Water Utilities — 0.1%
Northumbrian Water Finance plc 6.88%, 2/6/2023(b)	GBP	10,000	16,245

Wireless Telecommunication Services — 1.9%
CB T-MOBILE USA, Inc.
4.50%, 2/1/2026		3,000	—
4.75%, 2/1/2028		3,000	—
Comunicaciones Celulares SA 6.88%, 2/6/2024(b)		200,000	204,000
Hughes Satellite Systems Corp. 5.25%, 8/1/2026		25,000	23,781
Intelsat Connect Finance SA 12.50%, 4/1/2022(a)		3,000	2,895
Matterhorn Telecom SA 3.88%, 5/1/2022(b)	EUR	100,000	118,231
Sprint Communications, Inc.
9.00%, 11/15/2018(a)		18,000	18,436
9.25%, 4/15/2022		21,000	23,940
Sprint Corp.
7.88%, 9/15/2023		9,000	9,445
7.13%, 6/15/2024		25,000	25,188
7.63%, 2/15/2025		20,000	20,600
7.63%, 3/1/2026		4,000	4,110
T-Mobile USA, Inc.
4.50%, 2/1/2026		3,000	2,820
4.75%, 2/1/2028		3,000	2,805
Vodafone Group plc 4.38%, 5/30/2028		35,000	34,717

			490,968

TOTAL CORPORATE BONDS (Cost $18,566,481)			18,382,784

LOAN ASSIGNMENTS — 23.2%(j)
Aerospace & Defense — 0.2%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 2.00%, 5/16/2025(c)(k)		43,500	43,413

Airlines — 0.4%
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.72%, 6/27/2025(c)		100,000	98,714

Capital Markets — 0.3%
Camelot Finance LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.23%, 10/3/2023(c)		75,775	75,823

Chemicals — 0.8%
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.05%, 6/1/2024(c)		97,750	97,772
Polyone Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.68%, 11/11/2022(c)		49,121	49,259
Tronox Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 5.30%, 9/23/2024(c)		38,624	38,796
(ICE LIBOR USD 3 Month + 3.00%), 5.30%, 9/23/2024(c)		16,737	16,812

			202,639

Commercial Services & Supplies — 0.9%
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.51%, 5/24/2024(c)		84,790	85,240
Prime Security Services Borrower LLC, Term Loan B-1 (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 5/2/2022(c)		148,255	147,682

			232,922

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
LOAN ASSIGNMENTS — continued
Containers & Packaging — 0.6%
Berry Global, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 1/6/2021(c)	100,000	100,172
Bway Holding Co., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 5.59%, 4/3/2024(c)	42,678	42,746
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.65%, 5/22/2024(c)	29,850	29,970

		172,888

Diversified Consumer Services — 0.6%
Altran Technologies Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%), 4.80%, 3/20/2025(c)	12,100	12,139
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.34%, 11/14/2022(c)	147,741	148,457

		160,596

Diversified Telecommunication Services — 1.5%
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 1/31/2025(c)	99,750	98,453
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 5/16/2024(c)	96,769	97,011
Intelsat Jackson Holdings SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.72%, 11/27/2023(c)	150,000	150,450
Zayo Group LLC, Term Loan B-2 (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 1/19/2024(c)	53,622	53,890

		399,804

Electric Utilities — 0.9%
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.73%, 1/30/2024(c)	45,272	45,413
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 5.73%, 1/30/2024(c)	2,899	2,908
Vistra Operations Company LLC, Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 8/4/2023(c)	160,821	160,620
Vistra Operations Company LLC, Term Loan C (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 8/4/2023(c)	28,571	28,536

		237,477

Food & Staples Retailing — 1.3%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.29%, 12/21/2022(c)	99,002	97,936
(ICE LIBOR USD 3 Month + 3.00%), 5.32%, 6/22/2023(c)	30,000	29,639
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.98%, 12/5/2023(c)	98,750	79,412
SUPERVALU, Inc., Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024(c)	54,531	54,548
SUPERVALU, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024(c)	90,885	90,914

		352,449

Food Products — 1.2%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; US Prime Rate + 2.00%), 4.71%, 4/6/2024(c)	56,913	56,923
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.96%, 5/23/2025(c)	139,130	138,478
JBS USA LLC, Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.68%, 10/30/2022(c)	79,152	78,900
Pinnacle Foods Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.66%, 2/2/2024(c)	43,285	43,477

		317,778

Health Care Equipment & Supplies — 0.5%
Mallinckrodt International Finance, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.20%, 9/24/2024(c)	129,786	125,892

Health Care Providers & Services — 1.4%
CHG Healthcare, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.36%, 6/7/2023(c)(k)	65,000	65,422
Community Health Systems, Inc., Incremental 2021 Term H Loan (ICE LIBOR USD 3 Month + 3.25%), 5.56%, 1/27/2021(c)	51,213	49,831
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.05%, 6/7/2023(c)	168,300	168,532
National Mentor Holdings, Inc., Tranche B Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.30%, 1/31/2021(c)	98,210	98,455

		382,240

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
LOAN ASSIGNMENTS — continued
Healthcare Equipment & Supplies — 0.4%
Jaguar Holding Co. II, Ist Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 4.65%, 8/18/2022(c)	98,472	98,374

Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 4.23%, 2/16/2024(c)	81,178	81,097
Hilton Worldwide Finance LLC, Series B-2 Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.71%, 10/25/2023(c)	17,274	17,350
Las Vegas Sands Corp., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 1.75%), 3.73%, 3/27/2025(c)	100,000	99,958
Seminole Hard Rock Entertainment, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.06%, 5/14/2020(c)	73,647	74,015
Wyndham Hotels & Resorts, Inc., 1st Lien Senior Secured Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.00%, 5/30/2025(c)(k)	35,168	35,285

		307,705

Independent Power and Renewable Electricity Producers — 2.1%
Calpine Corp., Term Loan (ICE LIBOR USD 3 Month + 2.50%), 4.81%, 1/15/2024(c)	147,348	147,348
Dynegy, Inc., 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 2.50%), 4.46%, 2/7/2024(c)	136,136	136,094
ExGen Renewables I LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.31%, 11/28/2024(c)	36,776	36,914
NRG Energy, Inc., Term Loan (ICE LIBOR USD 3 Month + 1.75%), 4.05%, 6/30/2023(c)	147,375	147,222
Talen Energy Supply, Term Loan B-2 (ICE LIBOR USD 1 Month + 4.00%), 5.98%, 4/15/2024(c)	92,625	92,784

		560,362

Internet Software & Services — 0.3%
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.36%, 11/3/2023(c)	79,202	78,583

IT Services — 0.5%
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.22%, 7/8/2022(c)	133,772	133,716

Leisure Products — 0.5%
Delta 2 SARL, 1st Lien Term loan B (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 2/1/2024(c)	131,829	130,896
FGI Operating Co. LLC, Term B Loan (ICE LIBOR USD 1 Month + 0.00%), 8.00%, 4/19/2019(c)	10,000	2,287

		133,183

Machinery — 0.1%
Zodiac Pool Solutions LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.30%, 12/20/2023(c)	19,751	19,726

Media — 3.0%
Altice US Finance I Corp., Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 7/28/2025(c)	89,325	88,901
AMC Entertainment, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.17%, 12/15/2023(c)	98,750	98,904
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.17%, 7/17/2025(c)	138,600	137,994
Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.17%, 2/7/2024(c)	51,113	51,209
Red Ventures LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.98%, 11/8/2024(c)	34,825	35,235
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.24%, 1/3/2024(c)	69,904	69,875
Tribune Media Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 1/26/2024(c)	74,724	74,631
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 3/15/2024(c)(k)	56,640	54,587
WMG Acquisition Corp., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 11/1/2023(c)	76,805	76,720
Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.24%, 8/18/2023(c)	115,824	116,196

		804,252

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
LOAN ASSIGNMENTS — continued
Multiline Retail — 0.1%
JC Penney Corp., Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023(c)	44,380	41,705

Oil, Gas & Consumable Fuels — 1.5%
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 6.70%, 12/31/2022(c)	100,000	102,208
Chesapeake Energy Corp., 1st Lien Last Out (ICE LIBOR USD 1 Month + 7.50%), 9.47%, 8/23/2021(c)	10,000	10,498
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.56%, 8/25/2023(c)	188,885	161,812
MEG Energy Corp., 1st Lien Term B Loan (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/2023(c)	9,500	9,526
Summit Midstream Partners Holdings LLC, Senior Secured Term Loan (ICE LIBOR USD 1 Month + 6.00%), 7.98%, 5/13/2022(c)	21,000	21,210
Terraform Power Operating LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 11/8/2022(c)	16,958	16,950
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.93%, 4/12/2024(c)	81,400	74,295

		396,499

Personal Products — 0.3%
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 1/26/2024(c)	69,000	69,242

Pharmaceuticals — 1.2%
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.23%, 10/21/2021(c)	81,903	73,690
Grifols Worldwide Operations Ltd., Term Loan B (1 Week LIBOR + 2.25%), 4.00%, 1/31/2025(c)	89,100	89,347
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5/19/2025(c)(k)	100,000	100,163
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.42%, 4/1/2022(c)	70,746	70,825

		334,025

Semiconductors & Semiconductor Equipment — 0.2%
ON Semiconductor Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 3.98%, 3/31/2023(c)	50,494	50,550

Software — 0.4%
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 2/1/2022(c)	109,178	109,117

Technology Hardware, Storage & Peripherals — 0.2%
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.58%, 5/17/2025(c)	50,000	50,050

Textiles, Apparel & Luxury Goods — 0.2%
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.73%, 4/25/2025(c)	59,000	58,498

Wireless Telecommunication Services — 0.4%
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.93%, 3/9/2023(c)	100,000	100,093

TOTAL LOAN ASSIGNMENTS (Cost $6,180,170)		6,148,315

CONVERTIBLE BONDS — 2.3%
Auto Components — 0.0%(g)
Horizon Global Corp. 2.75%, 7/1/2022	10,000	7,719

Communications Equipment — 0.1%
Finisar Corp. 0.50%, 12/15/2036	25,000	22,614

Electronic Equipment, Instruments & Components — 0.2%
II-VI, Inc. 0.25%, 9/1/2022(a)	20,000	22,764
Knowles Corp. 3.25%, 11/1/2021	30,000	32,841

		55,605

Energy Equipment & Services — 0.1%
Nabors Industries, Inc. 0.75%, 1/15/2024	20,000	15,754

Health Care Technology — 0.1%
Vocera Communications, Inc. 1.50%, 5/15/2023(a)	15,000	15,757

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount	Value
CONVERTIBLE BONDS — continued
Hotels, Restaurants & Leisure — 0.1%
China Lodging Group Ltd. 0.38%, 11/1/2022(a)	25,000	29,390

Internet & Direct Marketing Retail — 0.2%
Ctrip.com International Ltd. 1.00%, 7/1/2020	20,000	20,806
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047(a)	20,000	19,583
Wayfair, Inc. 0.38%, 9/1/2022(a)	20,000	22,118

		62,507

Internet Software & Services — 0.3%
Envestnet, Inc. 1.75%, 12/15/2019	10,000	10,525
Etsy, Inc. Zero Coupon, 3/1/2023(a)	20,000	22,172
Nutanix, Inc. Zero Coupon, 1/15/2023(a)	20,000	25,563
Zillow Group, Inc. 2.00%, 12/1/2021	20,000	25,337

		83,597

Media — 0.5%
DISH Network Corp. 3.38%, 8/15/2026	10,000	8,868
Liberty Interactive LLC
4.00%, 11/15/2029	51,923	35,762
3.75%, 2/15/2030	89,000	60,743
Live Nation Entertainment, Inc. 2.50%, 3/15/2023(a)	30,000	30,064

		135,437

Oil, Gas & Consumable Fuels — 0.2%
Oasis Petroleum, Inc. 2.63%, 9/15/2023	15,000	19,375
SM Energy Co. 1.50%, 7/1/2021	30,000	31,211

		50,586

Semiconductors & Semiconductor Equipment — 0.3%
Cypress Semiconductor Corp. 4.50%, 1/15/2022	20,000	27,600
ON Semiconductor Corp. 1.00%, 12/1/2020	25,000	36,658
Teradyne, Inc. 1.25%, 12/15/2023	20,000	26,809

		91,067

Software — 0.2%
FireEye, Inc. 0.88%, 6/1/2024(a)	20,000	19,700
Nuance Communications, Inc. 1.50%, 11/1/2035	20,000	19,087

		38,787

TOTAL CONVERTIBLE BONDS (Cost $576,922)		608,820

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds
2.75%, 11/15/2047	130,500	123,608
3.00%, 2/15/2048	15,000	14,944

TOTAL U.S. TREASURY OBLIGATIONS (Cost $138,275)		138,552

ASSET-BACKED SECURITIES — 0.3%
American Airlines Pass-Through Trust Series 2017-2, Class AA, 3.35%, 10/15/2029	20,000	19,296
Continental Airlines Pass-Through Trust Series 2003-ERJ1, 7.88%, 7/2/2018	52	53
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	14,358	13,747
Series 2016-1, Class B, 3.65%, 1/7/2026	15,000	14,632
Series 2018-1, Class A, 4.60%, 3/1/2026	35,000	34,867

TOTAL ASSET-BACKED SECURITIES (Cost $84,410)		82,595

	Shares
COMMON STOCKS — 0.1%
Software — 0.1%
Avaya Holdings Corp.* (Cost $11,708)	704	15,537

	No. of Contracts
OPTIONS PURCHASED — 0.0%(g)
Put Options Purchased — 0.0%(g)
Future Interest Rate Options — 0.0%(g)
U.S. Treasury 10 Year Note 6/22/2018 at USD 117.50 American Style Notional Amount: USD 5,100,000 Exchange Traded*	51	797

TOTAL OPTIONS PURCHASED (Cost $3,296)		797

	Shares
SHORT-TERM INVESTMENTS — 3.1%
INVESTMENT COMPANIES — 3.1%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90% (l)(m)	251,342	251,392
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%(l)(m)	580,417	580,417

TOTAL INVESTMENT COMPANIES (Cost $831,787)		831,809

Total Investments — 98.7% (Cost $26,393,049)		26,209,209
Other Assets in Excess of Liabilities — 1.3%		350,197

Net Assets — 100.0%		26,559,406

Percentages indicated are based on net assets.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Over the Counter (“OTC “) Credit default swaptions purchased outstanding as of May 31, 2018:

Description	Counterparty	Expiration Date	Exercise Rate	Pay Financing Rate	Receive Floating Rate Index	Implied Credit Spread (%)(3)	Notional Amount	Value ($)
Call Contracts
Buy Protection on 5 Year Credit Default Swap Index, expiring 7/18/2018, European Style	Goldman Sachs International	7/18/18	1.06%	5.00%	CDX.NA.HY.30- V1.Jun.2023	0.68%	USD 1,325,000	9,095
Buy Protection on 5 Year Credit Default Swap Index, expiring 7/18/2018, European Style	Goldman Sachs International	7/18/18	3.00%	5.00%	iTraxx Europe Crossover Series 29 V1.Jun.2023	1.35%	EUR 650,000	10,314
Buy Protection on 5 Year Credit Default Swap Index, expiring 9/19/2018, European Style	Barclays Bank plc	9/19/18	0.65%	1.00%	iTraxx Europe Series 29 V1.Jun.2023	0.67%	EUR4,500,000	35,063

Total OTC Swaptions Purchased (Premiums Paid $53,990)								54,472

OTC Credit default swaptions written outstanding as of May 31, 2018:

Description	Counterparty	Expiration Date	Exercise Rate	Pay Financing Rate	Receive Floating Rate Index	Implied Credit Spread (%)(3)	Notional Amount	Value ($)
Put Contracts
Buy Protection on 5 Year Credit Default Swap Index, expiring 7/18/2018, European Style	Goldman Sachs International	7/18/18	1.04%	5.00%	CDX.NA.HY.30- V1.Jun.2023	0.31%	USD 1,325,000	(4,077)
Buy Protection on 5 Year Credit Default Swap Index, expiring 7/18/2018, European Style	Goldman Sachs International	7/18/18	3.50%	5.00%	iTraxx Europe Crossover Series 29 V1.Jun.2023	0.63%	EUR 650,000	(4,773)
Buy Protection on 5 Year Credit Default Swap Index, expiring 9/19/2018, European Style	Barclays Bank plc	9/19/18	0.75%	1.00%	iTraxx Europe Series 29 V1.Jun.2023	0.47%	EUR4,500,000	(24,904)

Total OTC Swaptions Written (Premiums Received $33,257)								(33,754)

(1)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of May 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	3	09/2018	USD	636,516	1,119
U.S. Treasury 5 Year Note	1	09/2018	USD	113,781	701
U.S. Treasury 10 Year Note	7	09/2018	USD	841,641	7,313
U.S. Treasury Long Bond	2	09/2018	USD	289,000	5,058

					14,191

Short Contracts
3 Month Sterling	(8)	06/2018	GBP	(1,320,908)	(2,386)
Euro-Bobl	(2)	06/2018	EUR	(309,868)	(4,575)
Euro-Bund	(1)	06/2018	EUR	(189,550)	(5,719)
Euro-Schatz	(2)	06/2018	EUR	(262,300)	(920)
Long Gilt	(3)	09/2018	GBP	(492,365)	(9,303)
U.S. Treasury 10 Year Note	(1)	09/2018	USD	(120,235)	(1,174)
U.S. Treasury 10 Year Ultra Note	(2)	09/2018	USD	(256,000)	(3,286)

					(27,363)

					(13,172)

Forward foreign currency exchange contracts outstanding as of May 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	6,140,517	EUR	5,068,173	HSBC Bank, N.A.	6/5/2018	215,190
USD	120,143	EUR	101,870	Morgan Stanley	6/5/2018	1,044
USD	6,250	EUR	5,209	Royal Bank of Canada	6/5/2018	160
USD	951,523	GBP	692,157	Barclays Bank plc	6/5/2018	31,368
USD	138,439	GBP	100,759	HSBC Bank, N.A.	6/5/2018	4,490
EUR	16,256	USD	18,957	Australia & New Zealand Banking Group Ltd.	7/5/2018	94
EUR	11,658	USD	13,509	BNP Paribas	7/5/2018	154
EUR	19,992	USD	23,294	HSBC Bank, N.A.	7/5/2018	137
GBP	1,828	USD	2,434	BNP Paribas	7/5/2018	1
USD	6,022,486	EUR	5,138,232	Barclays Bank plc	7/5/2018	486
USD	986,076	GBP	738,130	BNP Paribas	7/5/2018	3,218

Total unrealized appreciation						256,342

EUR	5,138,232	USD	6,008,515	Barclays Bank plc	6/5/2018	(1,279)
EUR	5,462	USD	6,548	BNP Paribas	6/5/2018	(163)
EUR	4,412	USD	5,211	Goldman Sachs International	6/5/2018	(53)
EUR	6,354	USD	7,776	HSBC Bank, N.A.	6/5/2018	(348)
EUR	12,478	USD	14,960	Morgan Stanley	6/5/2018	(372)
EUR	8,314	USD	10,061	Royal Bank of Canada	6/5/2018	(340)
GBP	738,130	USD	984,577	BNP Paribas	6/5/2018	(3,305)
GBP	54,786	USD	74,512	Morgan Stanley	6/5/2018	(1,679)
EUR	13,889	USD	16,329	Goldman Sachs International	7/5/2018	(51)
GBP	12,348	USD	16,488	BNP Paribas	7/5/2018	(46)
USD	9,771	EUR	8,432	Australia & New Zealand Banking Group Ltd.	7/5/2018	(111)

Total unrealized depreciation						(7,747)

Net unrealized appreciation						248,595

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

OTC Credit default swap contracts outstanding - buy protection(1) as of May 31, 2018:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payments Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Baxter International, Inc., 1.70, 8/15/2021	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.33	USD 225,000	(6,725)	(874)	(7,599)
BMW Finance NV, 0.13%, 1/12/2021	1.00	Quarterly	Barclays Bank plc	6/20/2023	0.53	EUR 110,000	(4,059)	779	(3,280)
Carrefour SA, 1.75%, 5/22/2019	1.00	Quarterly	Merrill Lynch International	6/20/2023	0.88	EUR 115,000	(1,884)	779	(1,105)
Honeywell International, Inc., 5.70%, 3/15/2036	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.33	USD 225,000	(6,563)	(1,045)	(7,608)
HP, Inc., 4.65%, 12/9/2021	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.62	USD 225,000	(5,430)	952	(4,478)
Rolls-Royce plc, 6.75%, 4/30/2019	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.69	EUR 110,000	(2,751)	516	(2,235)
Unilever NV, 1.75%, 8/5/2020	1.00	Quarterly	Barclays Bank plc	6/20/2023	0.33	EUR 65,000	(2,769)	14	(2,755)
United Parcel Service of America, Inc., 8.38%, 4/1/2030	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.35	USD 225,000	(6,779)	(620)	(7,399)
Valero Energy Corp., 8.75%, 6/15/2030	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.41	USD 200,000	(4,256)	(1,751)	(6,007)
Vodafone Group plc, 1.00%, 9/11/2020	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.86	EUR 65,000	(1,105)	424	(681)
							(42,321)	(826)	(43,147)

OTC Credit default swap contracts outstanding - sell protection(2) as of May 31, 2018:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payments Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ArcelorMittal, 2.88%, 7/6/2018	5.00	Quarterly	Citibank, NA	6/20/2023	1.36	EUR 50,000	11,593	(510)	11,083
Telefonica Emisiones SAU, 2.74, 5/29/2019	1.00	Quarterly	Merrill Lynch International	6/20/2023	0.97	EUR 50,000	697	(493)	204

							12,290	(1,003)	11,287

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2018:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payments Frequency	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.IG.30-V1	1.00	Quarterly	6/20/2023	0.67	USD 1,900,000	(34,032)	877	(33,155)

Centrally Cleared Credit default swap contracts outstanding - sell protection(2) as of May 31, 2018:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payments Frequency	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.IG.30-V1	1.00	Quarterly	6/20/2028	1.10	USD 1,100,000	(3,065)	(4,075)	(7,140)
iTraxx Europe 29.1	1.00	Quarterly	6/20/2023	0.70	EUR 97,000	2,428	(493)	1,935

						(637)	(4,568)	(5,205)

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Centrally Cleared Interest rate swap contracts outstanding as of May 31, 2018:

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
3 months LIBOR quarterly	2.34 semi-annually	Receive	4/10/2027	USD 450,000	—	18,290

					—	18,290

(a)	—	Value of floating rate index at May 31, 2018 was 2.32%.

(1)	—	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)	—	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(5)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Written Put Options Contracts as of May 31, 2018:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note, American Style	Exchange Traded	51	USD 5,100,000	USD 117.00	6/22/2018	(797)

Total Written Options Contracts (Premiums Received $1,487)						(797)

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of total swap contracts outstanding as of May 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - sell protection	12,290	11,287

Total OTC swap contracts outstanding	12,290	11,287

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(42,321)	(43,147)

Total OTC swap contracts outstanding	(42,321)	(43,147)

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Defaulted security.
(g)	Amount rounds to less than 0.05% of net assets.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of May 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown was the current yield as of May 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock
Software	$15,537	$—	$—	$15,537
Debt Securities
Asset-Backed Securities	—	82,595	—	82,595
Convertible Bonds
Auto Components	—	7,719	—	7,719
Communications Equipment	—	22,614	—	22,614
Electronic Equipment, Instruments & Components	—	55,605	—	55,605
Energy Equipment & Services	—	15,754	—	15,754
Health Care Technology	—	15,757	—	15,757
Hotels, Restaurants & Leisure	—	29,390	—	29,390
Internet & Direct Marketing Retail	—	62,507	—	62,507
Internet Software & Services	—	83,597	—	83,597
Media	—	135,437	—	135,437
Oil, Gas & Consumable Fuels	—	50,586	—	50,586
Semiconductors & Semiconductor Equipment	—	91,067	—	91,067
Software	—	38,787	—	38,787

Total Convertible Bonds	—	608,820	—	608,820

Corporate Bonds
Aerospace & Defense	—	416,354	—	416,354
Airlines	—	106,617	—	106,617
Auto Components	—	215,098	—	215,098
Automobiles	—	166,527	—	166,527
Banks	—	3,567,583	—	3,567,583
Beverages	—	114,896	—	114,896
Building Products	—	196,374	—	196,374
Capital Markets	—	1,104,970	—	1,104,970
Chemicals	—	462,788	—	462,788
Commercial Services & Supplies	—	364,345	—	364,345
Communications Equipment	—	36,728	3	36,731
Construction & Engineering	—	58,799	—	58,799
Construction Materials	—	42,237	—	42,237
Consumer Finance	—	312,450	—	312,450
Containers & Packaging	—	711,130	—	711,130
Distributors	—	7,920	—	7,920
Diversified Consumer Services	—	35,068	—	35,068
Diversified Financial Services	—	422,844	—	422,844
Diversified Telecommunication Services	—	788,983	—	788,983
Electric Utilities	—	527,797	—	527,797
Electrical Equipment	—	175,244	—	175,244
Electronic Equipment, Instruments & Components	—	107,620	—	107,620
Energy Equipment & Services	—	157,637	—	157,637
Equity Real Estate Investment Trusts (REITs)	—	315,301	—	315,301

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Food & Staples Retailing	$—	$118,031	$—	$118,031
Food Products	—	206,419	—	206,419
Gas Utilities	—	2,912	—	2,912
Health Care Equipment & Supplies	—	23,740	—	23,740
Health Care Providers & Services	—	579,009	—	579,009
Health Care Technology	—	126,341	—	126,341
Hotels, Restaurants & Leisure	—	669,663	—	669,663
Household Durables	—	112,025	—	112,025
Household Products	—	41,395	—	41,395
Independent Power and Renewable Electricity Producers	—	303,734	—	303,734
Industrial Conglomerates	—	33,916	—	33,916
Insurance	—	187,373	—	187,373
Internet & Direct Marketing Retail	—	8,786	—	8,786
Internet Software & Services	—	65,886	—	65,886
IT Services	—	104,932	—	104,932
Leisure Products	—	4,539	—	4,539
Machinery	—	57,673	—	57,673
Media	—	1,291,748	—	1,291,748
Metals & Mining	—	381,785	—	381,785
Multi-Utilities	—	268,278	—	268,278
Oil, Gas & Consumable Fuels	—	1,187,910	—	1,187,910
Paper & Forest Products	—	31,422	—	31,422
Personal Products	—	13,505	—	13,505
Pharmaceuticals	—	290,663	1,920	292,583
Professional Services	—	128,050	—	128,050
Road & Rail	—	374,195	—	374,195
Semiconductors & Semiconductor Equipment	—	56,164	—	56,164
Software	—	125,868	—	125,868
Specialty Retail	—	198,661	—	198,661
Technology Hardware, Storage & Peripherals	—	83,619	—	83,619
Textiles, Apparel & Luxury Goods	—	14,644	—	14,644
Thrifts & Mortgage Finance	—	43,598	—	43,598
Tobacco	—	75,470	—	75,470
Trading Companies & Distributors	—	246,384	—	246,384
Water Utilities	—	16,245	—	16,245
Wireless Telecommunication Services	—	490,968	—	490,968

Total Corporate Bonds	—	18,380,861	1,923	18,382,784

U.S. Treasury Obligations	—	138,552	—	138,552
Loan Assignments
Aerospace & Defense	—	43,413	—	43,413
Airlines	—	98,714	—	98,714
Capital Markets	—	75,823	—	75,823
Chemicals	—	202,639	—	202,639
Commercial Services & Supplies	—	232,922	—	232,922
Containers & Packaging	—	172,888	—	172,888
Diversified Consumer Services	—	160,596	—	160,596

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Diversified Telecommunication Services	$—	$399,804	$—	$399,804
Electric Utilities	—	237,477	—	237,477
Food & Staples Retailing	—	352,449	—	352,449
Food Products	—	317,778	—	317,778
Health Care Equipment & Supplies	—	125,892	—	125,892
Health Care Providers & Services	—	382,240	—	382,240
Healthcare Equipment & Supplies	—	98,374	—	98,374
Hotels, Restaurants & Leisure	—	307,705	—	307,705
Independent Power and Renewable Electricity Producers	—	560,362	—	560,362
Internet Software & Services	—	78,583	—	78,583
IT Services	—	133,716	—	133,716
Leisure Products	—	133,183	—	133,183
Machinery	—	19,726	—	19,726
Media	—	804,252	—	804,252
Multiline Retail	—	41,705	—	41,705
Oil, Gas & Consumable Fuels	—	396,499	—	396,499
Personal Products	—	69,242	—	69,242
Pharmaceuticals	—	334,025	—	334,025
Semiconductors & Semiconductor Equipment	—	50,550	—	50,550
Software	—	109,117	—	109,117
Technology Hardware, Storage & Peripherals	—	50,050	—	50,050
Textiles, Apparel & Luxury Goods	—	58,498	—	58,498
Wireless Telecommunication Services	—	100,093	—	100,093

Total Loan Assignments	—	6,148,315	—	6,148,315

Options Purchased
Put Options Purchased	797	—	—	797
Short-Term Investments
Investment Companies	831,809	—	—	831,809

Total Investments in Securities	$848,143	$25,359,143	$1,923	$26,209,209

Liabilities
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$256,342	$—	$256,342
Futures Contracts	14,191	—	—	14,191
Swaptions Purchased	—	54,472	—	54,472
Swaps	—	22,634	—	22,634

Total Appreciation in Other Financial Instruments	$14,191	$333,448	$—	$347,639

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,747)	$—	$(7,747)
Futures Contracts	(27,363)	—	—	(27,363)
Options Written
Future Interest Rate Options	(797)	—	—	(797)
Swaptions Written	—	(33,754)	—	(33,754)
Swaps	—	(9,861)	—	(9,861)

Total Depreciation in Other Financial Instruments	$(28,160)	$(51,362)	$—	$(79,522)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers among any levels during the period ended May 31, 2018.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The Fund’s exchange traded options contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, to manage credit, interest rate (e.g., duration, yield curve), currency, within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments		Principal Amount ($)	Value ($)
CORPORATE BONDS — 88.6%
Aerospace & Defense — 1.7%
Arconic, Inc. 5.90%, 2/1/2027		150,000	151,125
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)		10,000	10,100
KLX, Inc. 5.88%, 12/1/2022 (a)		70,000	73,150
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)		25,000	25,938
Leonardo SpA (Italy) 5.25%, 1/21/2022	EUR	90,000	119,037
Triumph Group, Inc. 7.75%, 8/15/2025		90,000	90,675

			470,025

Air Freight & Logistics — 0.4%
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)		100,000	102,400

Auto Components — 2.9%
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (b)	EUR	150,000	171,058
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)		20,000	19,850
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025		65,000	64,187
6.25%, 3/15/2026		75,000	72,578
6.50%, 4/1/2027		35,000	34,191
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)		40,000	39,100
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)		135,000	137,700
Delphi Technologies plc 5.00%, 10/1/2025 (a)		75,000	71,625
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023		100,000	99,800
Tenneco, Inc. 5.00%, 7/15/2026		25,000	22,805
TI Group Automotive Systems LLC (United Kingdom) 8.75%, 7/15/2023 (a)		57,000	59,423

			792,317

Banks — 0.2%
Citigroup, Inc.
Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019 (c) (d) (e)		20,000	20,557
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (c) (d) (e)		25,000	25,688

			46,245

Building Products — 0.3%
American Woodmark Corp. 4.88%, 3/15/2026 (a)		40,000	38,200
Jeld-Wen, Inc.
4.63%, 12/15/2025 (a)		25,000	23,625
4.88%, 12/15/2027 (a)		10,000	9,300

			71,125

Capital Markets — 0.1%
MSCI, Inc. 5.38%, 5/15/2027 (a)		30,000	30,075

Chemicals — 3.7%
Chemours Co. (The) 6.63%, 5/15/2023		55,000	57,765
CTC BondCo GmbH (Germany) 5.25%, 12/15/2025 (a)	EUR	100,000	115,444
Gates Global LLC 6.00%, 7/15/2022 (a)		36,000	36,360
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)		55,000	53,625
Hexion, Inc. 6.63%, 4/15/2020		105,000	99,094
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)		200,000	201,000
Kraton Polymers LLC 5.25%, 5/15/2026 (a)	EUR	100,000	117,247
LSB Industries, Inc. 9.63%, 5/1/2023 (a)		34,000	34,595
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)		45,000	43,031
5.25%, 6/1/2027 (a)		20,000	18,950
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)		60,000	61,913
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023		100,000	103,625
5.25%, 12/15/2026		5,000	4,775
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)		35,000	34,650
Venator Finance SARL 5.75%, 7/15/2025 (a)		45,000	44,100

			1,026,174

Commercial Services & Supplies — 1.0%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)		25,000	25,000
Aramark Services, Inc. 5.00%, 2/1/2028 (a)		30,000	28,875
Paprec Holding SA (France) 4.00%, 3/31/2025 (a)	EUR	100,000	116,905
Verisure Holding AB (Sweden) 6.00%, 11/1/2022 (b)	EUR	90,000	109,818

			280,598

Communications Equipment — 0.6%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)		160,000	160,400
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)		10,000	9,375

			169,775

Construction & Engineering — 0.1%
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022		25,000	25,438

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Containers & Packaging — 3.1%
Ardagh Packaging Finance plc (Ireland)
6.75%, 5/15/2024 (b)	EUR	100,000	126,404
7.25%, 5/15/2024 (a)		200,000	208,750
Horizon Parent Holdings SARL (France) 8.25% (cash), 2/15/2022 (b) (f)	EUR	100,000	122,173
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020		96,911	97,395
(ICE LIBOR USD 3 Month + 3.50%), 5.85%, 7/15/2021 (a) (d)		50,000	50,585
SIG Combibloc Holdings SCA (Luxembourg) 7.75%, 2/15/2023 (b)	EUR	100,000	121,567
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	100,000	118,944

			845,818

Diversified Consumer Services — 0.4%
Service Corp. International 7.50%, 4/1/2027		100,000	112,000

Diversified Financial Services — 1.1%
Infinity Acquisition LLC 7.25%, 8/1/2022 (a)		50,000	51,188
ProGroup AG (Germany) 3.00%, 3/31/2026 (a)	EUR	100,000	115,151
Worldpay Finance plc (United Kingdom) 3.75%, 11/15/2022 (b)	EUR	100,000	125,965

			292,304

Diversified Telecommunication Services — 9.0%
Altice France SA (France)
5.63%, 5/15/2024 (b)	EUR	100,000	121,816
7.38%, 5/1/2026 (a)		200,000	195,000
CCO Holdings LLC
5.88%, 4/1/2024 (a)		240,000	242,100
5.75%, 2/15/2026 (a)		465,000	455,560
5.50%, 5/1/2026 (a)		40,000	38,612
5.13%, 5/1/2027 (a)		35,000	32,769
CenturyLink, Inc. 5.63%, 4/1/2025		155,000	144,741
Frontier Communications Corp.
7.13%, 1/15/2023		100,000	73,125
8.50%, 4/1/2026 (a)		35,000	33,906
GCI, Inc. 6.88%, 4/15/2025		95,000	98,919
Intelsat Jackson Holdings SA (Luxembourg)
7.25%, 10/15/2020		145,000	142,100
5.50%, 8/1/2023		175,000	153,016
8.00%, 2/15/2024 (a)		100,000	105,750
9.75%, 7/15/2025 (a)		75,000	77,812
Sprint Capital Corp. 8.75%, 3/15/2032		245,000	263,681
Telecom Italia SpA (Italy) 3.63%, 5/25/2026 (b)	EUR	100,000	125,049
Windstream Services LLC
7.75%, 10/15/2020		10,000	8,662
6.38%, 8/1/2023		5,000	2,888
8.75%, 12/15/2024 (a)		246,000	148,830

			2,464,336

Electric Utilities — 0.5%
EDP—Energias de Portugal SA (Portugal) (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075 (b) (d)	EUR	100,000	127,662

Electrical Equipment — 0.7%
General Cable Corp. 5.75%, 10/1/2022		65,000	66,463
Sensata Technologies BV 4.88%, 10/15/2023 (a)		135,000	135,000

			201,463

Energy Equipment & Services — 0.9%
Nabors Industries, Inc. 5.75%, 2/1/2025 (a)		50,000	47,375
Precision Drilling Corp. (Canada)
7.75%, 12/15/2023		35,000	37,012
7.13%, 1/15/2026 (a)		30,000	30,600
Transocean, Inc.
7.50%, 1/15/2026 (a)		30,000	30,413
Vallourec SA (France) 2.25%, 9/30/2024 (b)	EUR	100,000	94,532
Weatherford International Ltd. 9.88%, 2/15/2024		10,000	9,850

			249,782

Equity Real Estate Investment Trusts (REITs) — 2.5%
CoreCivic, Inc. 4.63%, 5/1/2023		75,000	73,687
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)		100,000	96,060
GEO Group, Inc. (The)
5.13%, 4/1/2023		125,000	122,813
5.88%, 10/15/2024		20,000	19,751
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024		100,000	101,000
4.50%, 1/15/2028		10,000	8,975
RHP Hotel Properties LP 5.00%, 4/15/2021		50,000	50,250
Uniti Group LP
6.00%, 4/15/2023 (a)		100,000	97,687
8.25%, 10/15/2023		30,000	29,241
7.13%, 12/15/2024 (a)		15,000	13,983
VICI Properties 1 LLC 8.00%, 10/15/2023		53,880	59,811

			673,258

Food & Staples Retailing — 1.8%
Albertsons Cos. LLC
6.63%, 6/15/2024		10,000	9,403
5.75%, 3/15/2025		30,000	26,400
Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025 (b)	GBP	100,000	119,966
Picard Bondco SA (Luxembourg) 5.50%, 11/30/2024 (a)	EUR	122,000	136,361

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Food & Staples Retailing — continued
Rite Aid Corp. 6.13%, 4/1/2023 (a)		75,000	76,875
Tesco Corporate Treasury Services plc (United Kingdom) 2.50%, 7/1/2024 (b)	EUR	100,000	123,335

			492,340

Food Products — 0.9%
Nomad Foods Bondco plc (United Kingdom) 3.25%, 5/15/2024 (b)	EUR	100,000	117,478
Post Holdings, Inc.
5.50%, 3/1/2025 (a)		60,000	59,100
5.75%, 3/1/2027 (a)		10,000	9,672
5.63%, 1/15/2028 (a)		25,000	23,563
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)		50,000	51,220

			261,033

Gas Utilities — 0.1%
AmeriGas Partners LP 5.50%, 5/20/2025		30,000	29,119

Health Care Equipment & Supplies — 1.4%
Auris Luxembourg II SA (Luxembourg) 8.00%, 1/15/2023 (b)	EUR	100,000	121,593
Avantor, Inc. 6.00%, 10/1/2024 (a)		35,000	34,825
DJO Finance LLC 8.13%, 6/15/2021 (a)		100,000	100,625
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (a)		10,000	9,750
Hologic, Inc. 4.38%, 10/15/2025 (a)		35,000	33,469
Mallinckrodt International Finance SA 5.63%, 10/15/2023 (a)		100,000	82,625

			382,887

Health Care Providers & Services — 6.5%
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)		70,000	65,975
Constantin Investissement 3 SASU (France) 5.38%, 4/15/2025 (b)	EUR	100,000	114,508
DaVita, Inc. 5.00%, 5/1/2025		100,000	94,780
Encompass Health Corp. 5.75%, 11/1/2024		100,000	101,500
HCA, Inc.
5.38%, 2/1/2025		560,000	550,200
5.25%, 4/15/2025		5,000	5,025
5.88%, 2/15/2026		220,000	221,377
Kindred Healthcare, Inc. 8.75%, 1/15/2023		90,000	96,075
Tenet Healthcare Corp.
7.50%, 1/1/2022 (a)		25,000	26,193
8.13%, 4/1/2022		145,000	151,526
6.75%, 6/15/2023		185,000	183,844
4.63%, 7/15/2024 (a)		145,000	139,374
7.00%, 8/1/2025 (a)		20,000	19,875

			1,770,252

Health Care Technology — 0.2%
IQVIA, Inc. 4.88%, 5/15/2023 (a)		50,000	50,250

Hotels, Restaurants & Leisure — 4.0%
Boyne USA, Inc. 7.25%, 5/1/2025 (a)		15,000	15,553
Cirsa Funding Luxembourg SA (Spain) 5.75%, 5/15/2021 (b)	EUR	100,000	119,672
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)		45,000	43,200
GLP Capital LP
5.25%, 6/1/2025		45,000	45,000
5.75%, 6/1/2028		45,000	45,169
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026 (a)		54,000	52,718
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		10,000	10,350
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		20,000	19,300
4.88%, 4/1/2027		10,000	9,575
Interval Acquisition Corp. 5.63%, 4/15/2023		50,000	50,687
Jack Ohio Finance LLC 6.75%, 11/15/2021 (a)		80,000	82,400
MGM Resorts International
6.00%, 3/15/2023		30,000	30,975
4.63%, 9/1/2026		390,000	360,750
Sabre GLBL, Inc. 5.38%, 4/15/2023 (a)		125,000	126,275
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)		100,000	98,000

			1,109,624

Household Durables — 0.4%
Tempur Sealy International, Inc. 5.63%, 10/15/2023		120,000	121,200

Household Products — 1.4%
Central Garden & Pet Co.
6.13%, 11/15/2023		100,000	104,000
5.13%, 2/1/2028		25,000	23,375
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)		50,000	49,000
HRG Group, Inc. 7.75%, 1/15/2022		100,000	102,720
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023 (a)		50,000	45,625
Spectrum Brands, Inc. 5.75%, 7/15/2025		60,000	59,400

			384,120

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. 4.00%, 3/15/2021		45,000	45,018
Calpine Corp. 5.25%, 6/1/2026 (a)		25,000	23,625
Vistra Energy Corp. 5.88%, 6/1/2023		80,000	82,000

			150,643

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Internet & Direct Marketing Retail — 0.8%
eDreams ODIGEO SA (Spain) 8.50%, 8/1/2021 (a)	EUR	97,701	118,700
Netflix, Inc.
4.38%, 11/15/2026		10,000	9,422
4.88%, 4/15/2028 (a)		45,000	42,755
5.88%, 11/15/2028 (a)		62,000	62,552

			233,429

Internet Software & Services — 1.0%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)		60,000	60,900
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a)		100,000	101,750
Zayo Group LLC 6.38%, 5/15/2025		100,000	101,375

			264,025

IT Services — 1.2%
First Data Corp.
5.38%, 8/15/2023 (a)		10,000	10,141
5.75%, 1/15/2024 (a)		295,000	296,106
Gartner, Inc. 5.13%, 4/1/2025 (a)		25,000	24,813

			331,060

Leisure Products — 0.8%
Mattel, Inc. 6.75%, 12/31/2025 (a)		105,000	102,428
Vista Outdoor, Inc. 5.88%, 10/1/2023		130,000	122,200

			224,628

Machinery — 1.9%
Galapagos SA (Luxembourg) 5.38%, 6/15/2021 (b)	EUR	100,000	108,685
Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)		55,000	52,937
Novelis Corp. 5.88%, 9/30/2026 (a)		100,000	98,010
RBS Global, Inc. 4.88%, 12/15/2025 (a)		20,000	19,250
SPX FLOW, Inc. 5.63%, 8/15/2024 (a)		40,000	39,500
Terex Corp. 5.63%, 2/1/2025 (a)		40,000	39,700
TriMas Corp. 4.88%, 10/15/2025 (a)		30,000	28,819
Wabash National Corp. 5.50%, 10/1/2025 (a)		35,000	33,950
Welbilt, Inc. 9.50%, 2/15/2024		100,000	110,250

			531,101

Media — 10.3%
Altice Luxembourg SA (Luxembourg)
7.25%, 5/15/2022 (b)	EUR	110,000	127,931
7.75%, 5/15/2022 (a)		200,000	192,000
AMC Entertainment Holdings, Inc.
5.88%, 2/15/2022		10,000	10,125
5.75%, 6/15/2025		70,000	68,425
AMC Networks, Inc. 5.00%, 4/1/2024		55,000	53,419
CBS Radio, Inc.
7.25%, 11/1/2024 (a)		50,000	48,000
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020		190,000	189,288
Series B, 6.50%, 11/15/2022		305,000	311,481
DISH DBS Corp.
5.88%, 7/15/2022		115,000	107,525
5.00%, 3/15/2023		60,000	51,825
5.88%, 11/15/2024		465,000	386,182
7.75%, 7/1/2026		60,000	51,750
Meredith Corp. 6.88%, 2/1/2026 (a)		35,000	35,350
SES SA (Luxembourg)
(EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (b) (c) (d) (e)	EUR	100,000	121,565
(EUR Swap Annual 5 Year + 5.40%), 5.63%, 1/29/2024 (b) (c) (d) (e)	EUR	100,000	124,504
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)		100,000	99,595
Sirius XM Radio, Inc.
6.00%, 7/15/2024 (a)		175,000	179,375
5.38%, 4/15/2025 (a)		120,000	118,650
5.00%, 8/1/2027 (a)		10,000	9,501
Telenet Finance VI Luxembourg SCA (Luxembourg) 4.88%, 7/15/2027 (b)	EUR	90,000	114,208
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)		200,000	192,000
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)		200,000	202,186
5.13%, 4/15/2027 (a)		25,000	24,188

			2,819,073

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.
3.88%, 3/15/2023		65,000	62,481
4.55%, 11/14/2024		40,000	38,800

			101,281

Multiline Retail — 0.2%
Neiman Marcus Group Ltd. LLC 8.75% (cash), 10/15/2021 (a) (f)		87,780	62,277

Oil, Gas & Consumable Fuels — 8.5%
Alta Mesa Holdings LP 7.88%, 12/15/2024		20,000	21,050
Andeavor Logistics LP 5.25%, 1/15/2025		20,000	20,550
Antero Midstream Partners LP 5.38%, 9/15/2024		100,000	98,000
Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)		80,000	81,418
Carrizo Oil & Gas, Inc. 8.25%, 7/15/2025		15,000	15,975
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025		35,000	36,531
5.13%, 6/30/2027		30,000	29,813

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Chesapeake Energy Corp.
8.00%, 12/15/2022 (a)		70,000	74,025
8.00%, 1/15/2025		95,000	94,406
8.00%, 6/15/2027		60,000	59,550
Covey Park Energy LLC 7.50%, 5/15/2025 (a)		30,000	29,700
Denbury Resources, Inc. 9.25%, 3/31/2022 (a)		48,000	51,000
Diamondback Energy, Inc. 5.38%, 5/31/2025 (a)		20,000	19,750
EP Energy LLC
9.38%, 5/1/2024 (a)		115,000	90,850
8.00%, 11/29/2024 (a)		30,000	29,700
8.00%, 2/15/2025 (a)		15,000	10,875
7.75%, 5/15/2026 (a)		140,000	142,450
Gulfport Energy Corp. 6.63%, 5/1/2023		25,000	25,125
Halcon Resources Corp. 6.75%, 2/15/2025		55,000	51,563
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)		20,000	20,100
Jagged Peak Energy LLC 5.88%, 5/1/2026 (a)		20,000	19,750
MEG Energy Corp. (Canada)
7.00%, 3/31/2024 (a)		145,000	130,862
6.50%, 1/15/2025 (a)		45,000	45,099
Newfield Exploration Co. 5.38%, 1/1/2026		60,000	61,725
NGPL PipeCo LLC
4.38%, 8/15/2022 (a)		35,000	34,956
4.88%, 8/15/2027 (a)		10,000	9,709
Oasis Petroleum, Inc.
6.88%, 1/15/2023		140,000	142,100
6.25%, 5/1/2026 (a)		40,000	39,900
Parsley Energy LLC
5.38%, 1/15/2025 (a)		20,000	19,750
5.25%, 8/15/2025 (a)		30,000	29,100
5.63%, 10/15/2027 (a)		20,000	19,750
RSP Permian, Inc.
6.63%, 10/1/2022		40,000	41,700
5.25%, 1/15/2025		15,000	15,394
SM Energy Co.
6.50%, 11/15/2021		50,000	50,875
6.50%, 1/1/2023		25,000	25,375
Southwestern Energy Co.
4.10%, 3/15/2022		30,000	29,100
6.70%, 1/23/2025		75,000	73,875
7.50%, 4/1/2026		20,000	20,700
7.75%, 10/1/2027		20,000	20,900
Summit Midstream Holdings LLC 5.75%, 4/15/2025		25,000	23,813
Sunoco LP
4.88%, 1/15/2023 (a)		10,000	9,550
5.50%, 2/15/2026 (a)		15,000	14,194
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)		60,000	57,975
Targa Resources Partners LP
4.25%, 11/15/2023		100,000	95,250
5.88%, 4/15/2026 (a)		35,000	35,164
5.00%, 1/15/2028 (a)		30,000	28,191
Whiting Petroleum Corp.
5.75%, 3/15/2021		85,000	86,700
6.63%, 1/15/2026 (a)		15,000	15,356
WildHorse Resource Development Corp.
6.88%, 2/1/2025		50,000	51,062
6.88%, 2/1/2025 (a)		15,000	15,319
WPX Energy, Inc.
6.00%, 1/15/2022		15,000	15,750
8.25%, 8/1/2023		15,000	17,025
5.75%, 6/1/2026		21,000	20,960

			2,319,360

Personal Products — 0.4%
Coty, Inc. 6.50%, 4/15/2026 (a)		70,000	67,462
High Ridge Brands Co. 8.88%, 3/15/2025 (a)		40,000	18,200
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)		20,000	19,700

			105,362

Pharmaceuticals — 3.6%
inVentiv Group Holdings, Inc. 7.50%, 10/1/2024 (a)		31,000	32,705
Nidda BondCo GmbH (Germany) 5.00%, 9/30/2025 (b)	EUR	100,000	112,516
Valeant Pharmaceuticals International, Inc.
5.88%, 5/15/2023 (a)		515,000	489,250
7.00%, 3/15/2024 (a)		45,000	47,138
6.13%, 4/15/2025 (a)		225,000	208,125
5.50%, 11/1/2025 (a)		25,000	24,531
9.00%, 12/15/2025 (a)		55,000	57,544
8.50%, 1/31/2027 (a)		26,000	26,422

			998,231

Professional Services — 0.4%
La Financiere Atalian SASU (France) 5.13%, 5/15/2025 (a)	EUR	100,000	114,028

Road & Rail — 1.8%
Avis Budget Car Rental LLC 6.38%, 4/1/2024 (a)		125,000	122,500
Herc Rentals, Inc. 7.75%, 6/1/2024 (a)		97,000	104,032
Hertz Corp. (The)
7.63%, 6/1/2022 (a)		70,000	68,163
6.25%, 10/15/2022		45,000	40,162
5.50%, 10/15/2024 (a)		185,000	147,769

			482,626

Semiconductors & Semiconductor Equipment — 0.9%
Amkor Technology, Inc. 6.38%, 10/1/2022		100,000	102,135
Entegris, Inc. 4.63%, 2/10/2026 (a)		45,000	43,144
Microsemi Corp. 9.13%, 4/15/2023 (a)		90,000	99,562

			244,841

Software — 1.7%
ACI Worldwide, Inc. 6.38%, 8/15/2020 (a)		100,000	100,750
Ascend Learning LLC 6.88%, 8/1/2025 (a)		20,000	20,000

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Software — continued
Fair Isaac Corp. 5.25%, 5/15/2026 (a)		21,000	21,210
Infor US, Inc. 6.50%, 5/15/2022		260,000	264,225
Informatica LLC 7.13%, 7/15/2023 (a)		70,000	71,050

			477,235

Specialty Retail — 2.0%
EVOCA SpA (Italy) 7.00%, 10/15/2023 (b)	EUR	100,000	122,453
Hema Bondco I BV (Netherlands) (EURIBOR 3 Month + 6.25%), 6.25%, 7/15/2022 (b) (d)	EUR	100,000	113,982
Kirk Beauty One GmbH (Germany) 8.75%, 7/15/2023 (b)	EUR	100,000	113,335
PetSmart, Inc.
7.13%, 3/15/2023 (a)		90,000	43,272
5.88%, 6/1/2025 (a)		60,000	41,400
8.88%, 6/1/2025 (a)		35,000	16,713
Staples, Inc. 8.50%, 9/15/2025 (a)		100,000	93,700

			544,855

Trading Companies & Distributors — 1.2%
Rexel SA (France) 2.63%, 6/15/2024 (b)	EUR	100,000	117,626
United Rentals North America, Inc.
5.50%, 5/15/2027		170,000	168,300
4.88%, 1/15/2028		55,000	51,651

			337,577

Water Utilities — 0.1%
Core & Main LP 6.13%, 8/15/2025 (a)		20,000	19,200

Wireless Telecommunication Services — 5.0%
CB T-MOBILE USA, Inc.
6.50%, 1/15/2024		95,000	—
6.50%, 1/15/2026		160,000	—
4.75%, 2/1/2028		25,000	—
Crystal Almond SARL (Greece) 10.00%, 11/1/2021 (b)	EUR	100,000	124,808
Sprint Corp.
7.63%, 2/15/2025		680,000	700,400
7.63%, 3/1/2026		15,000	15,413
Telefonica Europe BV (Spain) (EUR Swap Annual 8 Year + 2.97%), 3.88%, 9/22/2026 (b) (c) (d) (e)	EUR	100,000	112,057
T-Mobile USA, Inc.
6.50%, 1/15/2024		95,000	99,275
6.50%, 1/15/2026		160,000	167,000
4.75%, 2/1/2028		25,000	23,375
United States Cellular Corp. 6.70%, 12/15/2033		125,000	129,688

			1,372,016

TOTAL CORPORATE BONDS (Cost $24,539,309)			24,314,468

LOAN ASSIGNMENTS — 4.7% (g)
Containers & Packaging — 0.5%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 5.59%, 4/3/2024 (d)		109,175	109,351
Crown Americas, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 4.31%, 4/3/2025 (d)		35,000	35,186

			144,537

Health Care Equipment & Supplies — 0.4%
Ortho-Clinical Diagnostics, Inc., Initial Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.73%, 6/30/2021 (d)		98,224	98,248

Health Care Providers & Services — 0.4%
AirMedical Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.18%, 3/14/2025 (d)		104,738	104,955

Hotels, Restaurants & Leisure — 0.3%
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 2 Month + 2.75%), 4.89%, 9/18/2024 (d)		93,030	92,769

Leisure Products — 0.5%
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.65%, 2/14/2025 (d)		135,000	135,675

Machinery — 0.7%
Accudyne Industries LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.23%, 8/18/2024 (d)		72,352	72,507
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%), 5.06%, 3/28/2025 (d)		110,000	109,160

			181,667

Media — 0.7%
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 3 Month + 6.75%), 9.05%, 1/30/2019 (d)		150,000	117,732
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 1/31/2025 (d)		70,000	70,227

			187,959

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS — continued
Multiline Retail — 0.4%
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.17%, 10/25/2020 (d)	113,518	100,416

Oil, Gas & Consumable Fuels — 0.0% (h)
MEG Energy Corp., 1st Lien Term B Loan (Canada) (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/2023 (d)	9,500	9,526

Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 4/18/2024 (d) (i)	59,813	59,803

Specialty Retail — 0.6%
J Crew Group, Inc., Initial Loan (ICE LIBOR USD 1 Month + 3.22%; ICE LIBOR USD 3 Month + 3.22%), 5.39%, 3/5/2021 (d)	87,318	73,396
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.36%, 9/12/2024 (d)	109,450	106,988

		180,384

TOTAL LOAN ASSIGNMENTS (Cost $1,297,327)		1,295,939

CONVERTIBLE BONDS — 2.7%
Communications Equipment — 0.3%
Finisar Corp. 0.50%, 12/15/2036	100,000	90,456

Electronic Equipment, Instruments & Components — 0.4%
II-VI, Inc. 0.25%, 9/1/2022 (a)	100,000	113,819

Media — 1.0%
DISH Network Corp. 3.38%, 8/15/2026	40,000	35,473
Live Nation Entertainment, Inc.
2.50%, 5/15/2019	100,000	127,527
2.50%, 3/15/2023 (a)	100,000	100,213

		263,213

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp. 5.50%, 9/15/2026	15,000	14,476

Semiconductors & Semiconductor Equipment — 0.9%
Cypress Semiconductor Corp. 2.00%, 2/1/2023 (a)	100,000	106,900
ON Semiconductor Corp. 1.00%, 12/1/2020	100,000	146,633

		253,533

TOTAL CONVERTIBLE BONDS (Cost $666,081)		735,497

	Shares
COMMON STOCKS — 0.8%
Equity Real Estate Investment Trusts (REITs) — 0.6%
VICI Properties, Inc*.‡	1,757	3,4033
VICI Properties, Inc.	6,638	128,578

		162,611

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Corp.*	4,948	60,118

TOTAL COMMON STOCKS (Cost $190,641)		222,729

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (j) (k) (Cost $377,337)	377,337	377,337

Total Investments — 98.2% (Cost $27,070,695)		26,945,970
Other Assets in Excess of Liabilities — 1.8%		483,161

Net Assets — 100.0%		27,429,131

Percentages indicated are based on net assets.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(4)	9/2018	USD	(480,938)	(3,946)
U.S. Treasury 5 Year Note	(6)	9/2018	USD	(682,687)	(3,575)

					(7,521)

Forward foreign currency contracts outstanding as of May 31, 2018 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	3,800,671	USD	4,438,515	Merrill Lynch International	6/5/2018	4,945
USD	97,231	EUR	80,852	Barclays Bank plc	6/5/2018	2,705
USD	4,404,773	EUR	3,635,549	HSBC Bank, NA	6/5/2018	154,362
USD	7,932	EUR	6,713	Merrill Lynch International	6/5/2018	83
USD	108,354	EUR	92,341	National Australia Bank Ltd.	6/5/2018	396
USD	128,613	GBP	93,506	TD Bank Financial Group	6/5/2018	4,306
EUR	25,100	USD	29,245	Goldman Sachs	7/5/2018	173
USD	242,043	EUR	205,817	State Street Corp.	7/5/2018	826
USD	124,941	GBP	93,506	Royal Bank of Canada	7/5/2018	433

Total unrealized appreciation						168,229

EUR	8,957	USD	10,656	Barclays Bank plc	6/5/2018	(184)
EUR	5,827	USD	7,131	HSBC Bank, NA	6/5/2018	(319)
GBP	93,506	USD	124,751	Royal Bank of Canada	6/5/2018	(444)
EUR	235,112	USD	276,368	Goldman Sachs	7/5/2018	(817)
USD	4,448,910	EUR	3,800,671	Merrill Lynch International	7/5/2018	(5,471)

Total unrealized depreciation						(7,235)

Net unrealized appreciation						160,994

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding — buy protection(1) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.30-V1	5.00	Quarterly	6/20/2023	3.52	USD 1,000,000	(65,255)	(7,783)	(73,038)

						(65,255)	(7,783)	(73,038)

(1)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX		Credit Default Swap Index
EUR		Euro
GBP		British Pound
ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
USD		United States Dollar

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(d)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(e)	—	Security is an interest bearing note with preferred security characteristics.
(f)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(h)	—	Amount rounds to less than 0.05% of net assets.
(i)	—	All or a portion of this security is unsettled as of May 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(j)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	The rate shown was the current yield as of May 31, 2018.
*	—	Non-income producing security.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Convertible Bonds
Communications Equipment	$—	$90,456	$—	$90,456
Electronic Equipment, Instruments & Components	—	113,819	—	113,819
Media	—	263,213	—	263,213
Oil, Gas & Consumable Fuels	—	14,476	—	14,476
Semiconductors & Semiconductor Equipment	—	253,533	—	253,533

Total Convertible Bonds	—	735,497	—	735,497

Corporate Bonds
Aerospace & Defense	—	470,025	—	470,025
Air Freight & Logistics	—	102,400	—	102,400
Auto Components	—	792,317	—	792,317
Banks	—	46,245	—	46,245
Building Products	—	71,125	—	71,125
Capital Markets	—	30,075	—	30,075
Chemicals	—	1,026,174	—	1,026,174
Commercial Services & Supplies	—	280,598	—	280,598
Communications Equipment	—	169,775	—	169,775
Construction & Engineering	—	25,438	—	25,438
Containers & Packaging	—	845,818	—	845,818
Diversified Consumer Services	—	112,000	—	112,000
Diversified Financial Services	—	292,304	—	292,304
Diversified Telecommunication Services	—	2,464,336	—	2,464,336
Electric Utilities	—	127,662	—	127,662
Electrical Equipment	—	201,463	—	201,463
Energy Equipment & Services	—	249,782	—	249,782
Equity Real Estate Investment Trusts (REITs)	—	673,258	—	673,258
Food & Staples Retailing	—	492,340	—	492,340
Food Products	—	261,033	—	261,033
Gas Utilities	—	29,119	—	29,119
Health Care Equipment & Supplies	—	382,887	—	382,887
Health Care Providers & Services	—	1,770,252	—	1,770,252
Health Care Technology	—	50,250	—	50,250
Hotels, Restaurants & Leisure	—	1,109,624	—	1,109,624
Household Durables	—	121,200	—	121,200
Household Products	—	384,120	—	384,120
Independent Power and Renewable Electricity Producers	—	150,643	—	150,643

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Internet & Direct Marketing Retail	$—	$233,429	$—	$233,429
Internet Software & Services	—	264,025	—	264,025
IT Services	—	331,060	—	331,060
Leisure Products	—	224,628	—	224,628
Machinery	—	531,101	—	531,101
Media	—	2,819,073	—	2,819,073
Metals & Mining	—	101,281	—	101,281
Multiline Retail	—	62,277	—	62,277
Oil, Gas & Consumable Fuels	—	2,319,360	—	2,319,360
Personal Products	—	105,362	—	105,362
Pharmaceuticals	—	998,231	—	998,231
Professional Services	—	114,028	—	114,028
Road & Rail	—	482,626	—	482,626
Semiconductors & Semiconductor Equipment	—	244,841	—	244,841
Software	—	477,235	—	477,235
Specialty Retail	—	544,855	—	544,855
Trading Companies & Distributors	—	337,577	—	337,577
Water Utilities	—	19,200	—	19,200
Wireless Telecommunication Services	—	1,372,016	—	1,372,016

Total Corporate Bonds	—	24,314,468	—	24,314,468

Common Stocks
Equity Real Estate Investment Trusts (REITs)	128,578	—	34,033	162,611
Hotels, Restaurants & Leisure	60,118	—	—	60,118

Total Common Stocks	188,696	—	34,033	222,729

Loan Assignments
Containers & Packaging	—	144,537	—	144,537
Health Care Equipment & Supplies	—	98,248	—	98,248
Health Care Providers & Services	—	104,955	—	104,955
Hotels, Restaurants & Leisure	—	92,769	—	92,769
Leisure Products	—	135,675	—	135,675
Machinery	—	181,667	—	181,667
Media	—	187,959	—	187,959
Multiline Retail	—	100,416	—	100,416
Oil, Gas & Consumable Fuels	—	9,526	—	9,526
Real Estate Management & Development	—	59,803	—	59,803
Specialty Retail	—	180,384	—	180,384

Total Loan Assignments	—	1,295,939	—	1,295,939

Short-Term Investments
Investment Companies	377,337	—	—	377,337

Total Investments in Securities	$566,033	$26,345,904	$34,033	$26,945,970

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$168,229	$—	$168,229

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,235)	$—	$(7,235)
Futures Contracts	(7,521)	—	—	(7,521)
Swaps	—	(7,783)	—	(7,783)

Total Depreciation in Other Financial Instruments	$(7,521)	$(15,018)	$—	$(22,539)

There were no significant transfers between any levels during the period ended May 31, 2018.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

JPMorgan High Yield Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including, credit default, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 102.8%
Alaska — 2.8%
Alaska Housing Finance Corp., State Capital Project Series C, Rev., VRDO, 1.02%, 6/7/2018(b)	3,595	3,595

Arizona — 2.5%
Arizona Health Facilities Authority, Catholic Healthcare West Loan 2008 Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.07%, 6/7/2018(b)	3,200	3,200

California — 4.1%
California Statewide Communities Development Authority, Kaiser Permanente Series C, Rev., VRDO, 0.95%, 6/7/2018(b)	3,200	3,200
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF2532, Rev., VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	1,000	1,000
Series 2018-XF2534, GO, VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	1,000	1,000

		5,200

Colorado — 5.0%
Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project Series 2012, Rev., VRDO, 0.99%, 6/7/2018(b)	3,335	3,335
Colorado Health Facilities Authority, SCL Health System Series A, Rev., VRDO, 1.05%, 6/7/2018(b)	3,000	3,000

		6,335

Connecticut — 3.2%
Connecticut Housing Finance Authority Rev., VRDO, 1.03%, 6/7/2018(b)	1,200	1,200
Connecticut State Health and Educational Facilities Authority, Greenwich Hospital Rev., VRDO, LOC: Bank of America NA, 1.15%, 6/7/2018(b)	2,880	2,880

		4,080

District of Columbia — 3.9%
District of Columbia Rev., VRDO, LOC: Bank of America NA, 1.04%, 6/7/2018(b)	1,200	1,200
Metropolitan Washington Airports Authority, District of Columbia Airport Authority System Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.00%, 6/7/2018(b)	2,540	2,540
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0610, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	1,200	1,200

		4,940

Florida — 1.2%
Florida Department of Environmental Protection Series A, Rev., VRDO, AGC, 1.04%, 6/7/2018(b)	390	390
Orange County Health Facilities Authority Rev., VRDO, LOC: TD Bank NA, 1.01%, 6/7/2018(b)	1,200	1,200

		1,590

Georgia — 3.1%
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project Rev., VRDO, 1.04%, 6/7/2018(b)	4,000	4,000

Illinois — 10.0%
Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 1.04%, 6/7/2018(b)	1,700	1,700
Illinois Finance Authority, Advocate Hlth Care Network Subseries C3A, Rev., VRDO, 1.03%, 6/7/2018(b)	1,200	1,200
Illinois Finance Authority, Carle Foundation Series B, Rev., VRDO, LOC: Northern Trust Co., 1.04%, 6/7/2018(b)	3,325	3,325
Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 1.06%, 6/7/2018(b)	2,400	2,400

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Illinois — continued
Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.10%, 6/7/2018(b)	930	930
Illinois Finance Authority, Youth Hostels Project Rev., VRDO, LOC: Bank of Montreal, 1.04%, 6/7/2018(b)	3,060	3,060
Village of Romeoville, Will County, Lewis University Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.90%, 6/1/2018(b)	100	100

		12,715

Indiana — 3.2%
Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.06%, 6/7/2018(b)	4,035	4,035

Iowa — 0.9%
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0582, Rev., VRDO, LIQ: Barclays Bank plc, 1.09%, 6/7/2018(b)(c)	1,200	1,200

Kentucky — 0.9%
Louisville/Jefferson County Metropolitan Government Rev., VRDO, LOC: PNC Bank NA, 1.00%, 6/7/2018(b)	1,200	1,200

Louisiana — 1.7%
St. Charles Parish, Pollution Control, Shell Oil Co. Project Series B, Rev., VRDO, 0.91%, 6/1/2018(b)	2,200	2,200

Maryland — 7.7%
Maryland Stadium Authority, Sports Facilities, Football Stadium Issue Series 2007, Rev., VRDO, 1.03%, 6/7/2018(b)	1,200	1,200
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	1,460	1,460
Series 2018-ZM0618, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	3,350	3,350
Series 2018-XG0177, Rev., VRDO, LIQ: Barclays Bank plc, 1.10%, 6/7/2018(b)(c)	3,750	3,750

		9,760

Massachusetts — 0.8%
Commonwealth of Massachusetts Class A, GO, VRDO, FGIC, LIQ: Societe Generale, 1.07%, 6/7/2018(b)(c)	975	975

Michigan — 6.1%
Michigan State Hospital Finance Authority, Trinity Health Corp. Series F, Class F, Rev., VRDO, 1.03%, 6/7/2018(b)	2,500	2,500
Michigan Strategic Fund Rev., VRDO, LOC: MUFG Union Bank NA, 1.09%, 6/7/2018(b)	1,200	1,200
Rib Floater Trust Series 2018-009, Rev., VRDO, LOC: Barclays Bank plc, 1.10%, 6/7/2018(b)(c)	4,000	4,000

		7,700

Mississippi — 1.8%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project Series G, Rev., VRDO, 0.89%, 6/1/2018(b)	2,300	2,300

Missouri — 5.8%
Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project Series A, Rev., VRDO, 0.94%, 6/1/2018(b)	2,375	2,375
Tender Option Bond Trust Receipts/CTFS Series 2018-XG0184, Rev., VRDO, LOC: Citibank NA, 1.00%, 6/7/2018(b)(c)	5,000	5,000

		7,375

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Nevada — 0.8%
Tender Option Bond Trust Receipts/CTFS Series 2018-XF0612, GO, VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	1,000	1,000

New Jersey — 2.4%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-103, Rev., VRDO, LOC: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	3,000	3,000

New York — 3.7%
City of New York GO, VRDO, 0.89%, 6/1/2018(b)	585	585
Metropolitan Transportation Authority Series D, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.07%, 6/7/2018(b)	230	230
New York City Trust for Cultural Resources, Metropolitan Museum of Art Subseries A-2, Rev., VRDO, 1.01%, 6/7/2018(b)	3,200	3,200
New York State Housing Finance Agency, Manhattan West Residential Housing Series A, Rev., VRDO, LOC: Bank of China Ltd., 1.18%, 6/7/2018(b)	650	650

		4,665

North Carolina — 0.9%
North Carolina Medical Care Commission, Moses Cone Health System Series A, Rev., VRDO, 1.07%, 6/7/2018(b)	1,100	1,100

Ohio — 0.2%
Ohio Air Quality Development Authority Series D, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.10%, 6/7/2018(b)	200	200

Oregon — 2.4%
Oregon State Facilities Authority, Peacehealth Systems Rev., VRDO, LOC: TD Bank NA, 1.07%, 6/7/2018(b)	1,500	1,500
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0637, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)	1,500	1,500

		3,000

Pennsylvania — 2.8%
Delaware County Industrial Development Authority/PA Rev., VRDO, 1.10%, 6/7/2018(b)	400	400
Emmaus General Authority, Downingtown Area School District Rev., VRDO, LOC: U.S. Bank NA, 1.03%, 6/7/2018(b)	3,200	3,200

		3,600

Rhode Island — 3.2%
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0632, Rev., VRDO, LIQ: Royal Bank of Canada, 1.11%, 6/7/2018(b)(c)	4,050	4,050

Tennessee — 0.6%
Clarksville Public Building Authority Series 2005, Rev., VRDO, LOC: Bank of America NA, 0.97%, 6/1/2018(b)	800	800

Texas — 9.9%
Dallas Performing Arts Cultural Facilities Corp., Center for the Performing Arts Foundation, Inc. Rev., VRDO, LOC: Bank of America NA, 1.06%, 6/7/2018(b)	1,425	1,425
Tarrant County Cultural Education Facilities Finance Corp. Rev., VRDO, LOC: Bank of NY Mellon, 1.10%, 6/7/2018(b)	3,200	3,200
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012-B, Rev., VRDO, 1.15%, 6/7/2018(b)	150	150
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF0645, Rev., VRDO, LIQ: TD Bank NA, 1.09%, 6/7/2018(b)(c)	4,000	4,000
Series 2018-XF0648, GO, VRDO, PSF-GTD, LIQ: TD Bank NA, 1.09%, 6/7/2018(b)(c)	3,745	3,745

		12,520

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Utah — 2.7%
Tender Option Bond Trust Receipts/CTFS Series 2018-ZM0652, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.10%, 6/7/2018(b)(c)	3,425	3,425

Virginia — 2.4%
Tender Option Bond Trust Receipts/CTFS Series 2018-XG0183, Rev., VRDO, LIQ: Barclays Bank plc, 1.08%, 6/7/2018(b)(c)	3,000	3,000

Washington — 3.0%
County of Washington, Junior Lien, Sewer Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.10%, 6/7/2018(b)	350	350
Washington State Housing Finance Commission Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 6/7/2018(b)	320	320
Washington State Housing Finance Commission, Overlake School Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 6/7/2018(b)	3,100	3,100

		3,770

Wisconsin — 3.1%
Tender Option Bond Trust Receipts/CTFS Series 2018-XG0174, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 6/7/2018(b)(c)	4,000	4,000

TOTAL MUNICIPAL BONDS (Cost $130,530)		130,530

Total Investments — 102.8% (Cost $130,530)*		130,530
Liabilities in Excess ofOther Assets — (2.8%)		(3,578)

Net Assets — 100.0%		126,952

Percentages indicated are based on net assets.

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.

(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund and the Institutional Tax Free Money Market Fund.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

For the fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Institutional Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$130,530	$—	$130,530

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 93.5% (a)
Alabama — 2.1%
Education — 0.0% (b)
Alabama Public School & College Authority Series C, Rev., 5.00%, 9/1/2018	25	25
Madison County Board of Education, Tax Anticipation Warrants Rev., 5.00%, 9/1/2018	45	45

		70

General Obligation — 0.0% (b)
City of Orange Beach GO, AGC, 5.00%, 10/1/2018	25	25
County of Baldwin GO, 4.00%, 6/1/2018	20	20
County of Mobile Series A, GO, 4.00%, 6/1/2018	40	40

		85

Housing — 0.1%
Alabama Housing Finance Authority Multi-Family Housing, Summit Ridge Apartments Project Series D, Rev., FHA, 1.35%, 7/1/2019 (c)	2,890	2,867

Prerefunded — 0.0% (b)
Madison County Board of Education, Tax Anticipation Warrants
Rev., AGC, 4.80%, 9/1/2018 (d)	25	25
Rev., AGC, 5.13%, 9/1/2018 (d)	45	46
Smiths Water & Sewer Authority Series 2009, Rev., AGC, 5.00%, 6/1/2018 (d)	20	20

		91

Utility — 2.0%
Black Belt Energy Gas District, Gas Prepay Series B-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.62%, 12.00% Cap), 1.68%, 6/7/2018 (e)	30,000	29,841
Black Belt Energy Gas District, Gas Supply Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	11,450	12,001
Southeast Alabama Gas District, Project No.1 Series A, Rev., 5.00%, 4/1/2020	1,000	1,051

		42,893

Total Alabama		46,006

Alaska — 0.0% (b)
General Obligation — 0.0% (b)
Municipality of Anchorage, General Purpose Series B, GO, 5.00%, 8/1/2018	40	40

Housing — 0.0% (b)
Alaska Housing Finance Corp., State Capital Project Bonds II Series A, Rev., 3.00%, 6/1/2018	50	50

Total Alaska		90

Arizona — 0.7%
Certificate of Participation/Lease — 0.2%
Arizona State University
Series 2018A, COP, 5.00%, 6/1/2018	750	750
Series 2018A, COP, 5.00%, 6/1/2019	1,450	1,496
Series 2018A, COP, 5.00%, 6/1/2020	1,000	1,061
County of Maricopa COP, 5.00%, 7/1/2018	30	30

		3,337

Education — 0.1%
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Rev., 5.00%, 7/1/2023	140	155
Rev., 5.00%, 7/1/2024	200	223
University of Arizona
Series A, Rev., 5.00%, 6/1/2018	45	45
Series B, Rev., 5.00%, 7/1/2018	1,000	1,003

		1,426

General Obligation — 0.3%
City of Casa Grande Series A, GO, 2.00%, 8/1/2018	25	25
City of Flagstaff Series B, GO, 4.00%, 7/1/2018	60	60
City of Goodyear GO, AGM, 6.00%, 7/1/2018	25	25
City of Mesa
GO, NATL-RE, 5.00%, 7/1/2018 (d)	40	40
GO, AGM, 4.55%, 7/1/2028	20	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
City of Phoenix Series C, GO, 4.00%, 7/1/2018	15	15
Estrella Mountain Ranch Community Facilities District GO, AGM, 4.00%, 7/15/2018	150	150
Madison Elementary School District No. 38 Series A, GO, 3.00%, 7/1/2018	20	20
Maricopa County Community College District Series C, GO, 5.00%, 7/1/2018	65	65
Maricopa County School District No. 66, Roosevelt Elementary
GO, 5.00%, 7/1/2020 (f)	1,450	1,535
GO, 5.00%, 7/1/2021 (f)	1,520	1,646
Maricopa County School District No. 66, Roosevelt Elementary, Arizona School Improvement Bonds
Series 2017-A, GO, 5.00%, 7/1/2020 (f)	1,025	1,085
Series 2017-A, GO, 5.00%, 7/1/2021 (f)	1,150	1,246
Maricopa County Union High School District No. 201, School Improvement
GO, 3.00%, 7/1/2018	375	376
GO, 3.00%, 7/1/2019	275	278
Pima County Unified School District No. 1 GO, 4.00%, 7/1/2018	30	30
Summit Fire & Medical District GO, 2.00%, 7/1/2018	115	115

		6,731

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Coconino County Pollution Control Corp., Nevada Power Company Projects Series B, Rev., 1.60%, 5/21/2020 (c)	1,100	1,087

Other Revenue — 0.0% (b)
City of Flagstaff Rev., 5.00%, 7/1/2018	20	20
City of Phoenix, Civic Improvement Corp. Series A, Rev., 4.00%, 7/1/2018	40	40
Gilbert Public Facilities Municipal Property Corp., Revenue Refunding Bonds Rev., 4.00%, 7/1/2019	20	21
Santa Cruz County Jail District Rev., AGM, 2.00%, 7/1/2018	450	450
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2018	45	45
Scottsdale Preserve Authority, Excise Tax Rev., 4.00%, 7/1/2018	20	20

		596

Prerefunded — 0.0% (b)
Arizona Department of Transportation State Highway Fund Series B, Rev., 5.00%, 7/1/2018 (d)	35	35
Scottsdale Municipal Property Corp., Excise Tax, Water & Sewer Development Project Series A, Rev., 5.00%, 7/1/2018 (d)	20	20

		55

Transportation — 0.0% (b)
Arizona Department of Transportation State Highway Fund
Series A, Rev., 5.00%, 7/1/2018	30	30
Series A, Rev., 5.00%, 7/1/2020	400	426
Arizona Transportation Board Series A, Rev., GRAN, 4.00%, 7/1/2018	20	20
Arizona Transportation Board, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2018	30	30
Series 2009, Rev., 5.00%, 7/1/2018	20	20
Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund Series A, Rev., 5.00%, 7/1/2018	20	20

		546

Utility — 0.0% (b)
Salt River Project Agricultural Improvement & Power District, Electric System
Series B, Rev., 4.00%, 12/1/2018	25	25
Series A, Rev., 5.00%, 12/1/2018	20	21

		46

Water & Sewer — 0.0% (b)
Arizona Water Infrastructure Finance Authority, Water Quality
Series A, Rev., 5.00%, 10/1/2018	10	10
Rev., 4.00%, 10/1/2020 (d)	540	567
City of Phoenix, Civic Improvement Corp. Rev., 5.00%, 7/1/2018	45	45

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — continued
City of Tucson, Water System
Rev., 4.00%, 7/1/2018	25	25
Series A, Rev., 5.00%, 7/1/2018	35	35
County of Pima, Sewer System Series B, Rev., 5.00%, 7/1/2018	35	35
Scottsdale Municipal Property Corp., Excise Tax, Water & Sewer Development Project Series A, Rev., 5.00%, 7/1/2018	45	45

		762

Total Arizona		14,586

Arkansas — 0.1%
Education — 0.0% (b)
Arkansas Technical University, Athletic Enterprises Series A, Rev., 3.00%, 6/1/2019	120	122
Arkansas Technical University, Student Fee
Series A, Rev., 3.00%, 6/1/2018	200	200
Series A, Rev., 3.00%, 6/1/2019	200	202

		524

General Obligation — 0.0% (b)
City of Fayetteville, Library Improvement GO, 3.00%, 1/1/2020	200	203
City of Little Rock GO, 4.00%, 3/1/2019	20	20

		223

Housing — 0.0% (b)
Arkansas Technical University, Housing System
Series A, Rev., 3.00%, 6/1/2018	210	210
Series A, Rev., 3.00%, 6/1/2019	225	228

		438

Other Revenue — 0.1%
Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	512
City of Little Rock
Rev., 2.00%, 10/1/2018	300	300
Rev., 3.00%, 10/1/2019	500	509

		1,321

Water & Sewer — 0.0% (b)
City of Little Rock, Water Reclamation System Rev., 1.15%, 10/1/2018	100	100
Northwest Arkansas Conservation Authority, Wastewater
Rev., 3.00%, 3/1/2019	220	223
Rev., 3.00%, 3/1/2020	280	288

		611

Total Arkansas		3,117

California — 2.0%
General Obligation — 0.2%
City & County of San Francisco, Public Health & Safety Series A, GO, 5.00%, 6/15/2018	25	25
Grossmont-Cuyamaca Community College District, Election of 2012 Series 2012A, GO, 4.00%, 8/1/2018	20	20
Hayward Unified School District, Election of 2014 GO, AGM, 3.00%, 8/1/2018	1,710	1,715
Los Angeles Community College District Series C, GO, 5.00%, 8/1/2018	45	45
Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022	250	231
Pittsburg Unified School District GO, AGM, 4.00%, 8/1/2018	25	25
San Diego Community College District GO, 4.00%, 8/1/2018	20	20
San Francisco Unified School District, Proposition A, Election of 2011 Series A, GO, 5.00%, 6/15/2018	20	20
San Leandro Unified School District GO, 3.00%, 8/1/2018	500	502
San Leandro Unified School District, Election of 2016 Series A, GO, 3.00%, 8/1/2018	750	752
San Ramon Valley Unified School District GO, 4.00%, 8/1/2018	40	40
State of California, Economic Recovery Series A, GO, 5.00%, 7/1/2018 (d)	45	45

		3,440

Hospital — 0.0% (b)
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2020	100	105
Pioneers Memorial Healthcare District
Rev., 3.00%, 10/1/2019	255	257
Rev., 3.00%, 10/1/2020	265	268

		630

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Industrial Development Revenue/Pollution Control Revenue — 0.1%
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc. Project Series 2010B, Rev., 1.85%, 8/1/2018 (c) (g)	3,000	2,991

Other Revenue — 0.6%
California Infrastructure & Economic Development Bank, The J. Paul Getty Trust
Rev., (ICE LIBOR USD 1 Month + 0.20%, 8.00% Cap), 1.54%, 7/2/2018 (e)	10,970	11,078
Series A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 2.02%, 7/2/2018 (e)	1,000	1,009
California Statewide Communities Development Authority, Front Porch Communities & Services Rev., 5.00%, 4/1/2020	75	79
Los Angeles Convention & Exhibit Center Authority Series A, Rev., 4.50%, 8/15/2018 (d)	20	20
Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space Rev., AGM, 5.25%, 10/1/2018	35	36
Riverside County Redevelopment Successor Agency, Jurupa Valley Redevelopment Project Series B, Rev., AGM, 4.00%, 10/1/2018	25	25

		12,247

Prerefunded — 0.2%
Cajon Valley Union School District, Election of 2008 Series 2008A, GO, 4.00%, 8/1/2018(d)	20	20
Imperial Irrigation District Electric System Series A, Rev., 5.25%, 11/1/2018 (d)	80	81
Pittsburg Unified School District Financing Authority Rev., AGM, 5.50%, 9/1/2021 (d)	3,000	3,355
State of California, Department of Water Resources, Central Valley Project Rev., 5.00%, 6/1/2018 (d)	40	40

		3,496

Transportation — 0.0% (b)
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series C, Rev., 1.88%, 4/1/2019 (c)	650	651
Riverside County Transportation Commission, Limited Tax Series A, Rev., 5.00%, 6/1/2018	40	40

		691

Utility — 0.3%
California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co. Series G, Rev., 1.05%, 12/1/2018	6,900	6,855
Los Angeles Department of Water & Power, Power System Series A, Rev., 5.00%, 7/1/2018	20	20

		6,875

Water & Sewer — 0.6%
California State Department of Water Resources, Central Valley Project Water System Series AU, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%, 8.00% Cap), 1.28%, 6/7/2018 (e)	12,000	12,024
Chino Hills Financing Authority Rev., 4.00%, 6/1/2018	20	20

		12,044

Total California		42,414

Colorado — 1.2%
General Obligation — 0.1%
Adams 12 Five Star Schools GO, 5.00%, 12/15/2018	120	122
City of Aurora, Sterling Hills West Metropolitan District
GO, 5.00%, 12/1/2018	100	101
GO, 5.00%, 12/1/2019	110	114
GO, 5.00%, 12/1/2020	100	106
Denver City & County School District No. 1 Series B, GO, 4.00%, 12/1/2019 (d)	255	263
Douglas County School District No. Re-1, Douglas & Elbert Counties Series B, GO, 5.00%, 12/15/2018	20	20
Mesa County Valley, School District No. 51, Grand Junction GO, 4.00%, 12/1/2018	20	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Pueblo County School District No. 70 GO, NATL-RE, 5.00%, 12/1/2018	25	26

		772

Hospital — 0.2%
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021	395	419
Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project
Rev., 3.00%, 9/1/2018	100	100
Rev., 3.00%, 9/1/2019	310	314
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Series A, Rev., 3.88%, 1/1/2019	50	51
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Rev., 5.00%, 6/1/2018	500	500
Rev., 5.00%, 6/1/2019	200	206
Rev., 5.00%, 6/1/2020	400	420
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,600	1,601
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020 (c)	380	389

		4,000

Housing — 0.2%
Adams County Colorado Housing Authority Multifamily Housing, Baker School Apartment Project Rev., 1.50%, 11/1/2019 (c)	5,000	4,958

Other Revenue — 0.3%
Pueblo Urban Renewal Authority, Sales Tax Increment, Regional Tourism Act Project Rev., 2.25%, 6/1/2018	425	425
State of Colorado, General Fund Series A, Rev., TRAN, 4.00%, 6/27/2018	6,000	6,008

		6,433

Prerefunded — 0.0% (b)
Rio Blanco County School District No. Re-1 GO, 5.00%, 12/1/2018 (d)	20	20

Transportation — 0.0% (b)
Denver City & County, Department of Aviation Airport System Series A, Rev., 5.00%, 11/15/2018	35	36
E-470 Public Highway Authority, Senior LIBOR Index Series A, Rev., (ICE LIBOR USD 1 Month + 0.90%, 10.00% Cap), 2.23%, 6/7/2018 (e)	500	501
Regional Transportation District, Sales Tax Series A, Rev., 5.25%, 11/1/2018	25	25

		562

Utility — 0.4%
City of Colorado Springs, Utilities System Improvement & Refunding Series B, Rev., VRDO, 0.95%, 6/7/2018 (c)	8,020	8,020
Colorado Water Resources & Power Development Authority, Clean Water Series A, Rev., 5.00%, 3/1/2020	200	211

		8,231

Water & Sewer — 0.0% (b)
City of Boulder, Water & Sewer Revenue Series 2012, Rev., 5.00%, 12/1/2018	100	101
Town of Milliken, Water Revenue
Rev., 3.00%, 12/1/2018	100	101
Rev., 3.00%, 12/1/2020	195	199

		401

Total Colorado		25,377

Connecticut — 2.9%
Education — 0.1%
State of Connecticut, Health & Educational Facility Authority
Rev., 5.00%, 7/1/2021	665	717
Rev., 5.00%, 7/1/2022	675	740
State of Connecticut, Health & Educational Facility Authority, Ascension Health Credit Group Series B, Rev., 1.65%, 3/1/2019 (c)	470	468

		1,925

General Obligation — 2.3%
City of Danbury GO, BAN, 2.00%, 7/19/2018	8,000	8,005
City of Hartford Series B, GO, 4.00%, 4/1/2020 (d)	115	119
City of New Haven
Series A, GO, 3.00%, 8/1/2018	100	100
Series A, GO, 5.25%, 8/1/2019	750	773

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
City of Waterbury
Series B, GO, 3.00%, 9/1/2018	265	266
Series A, GO, 3.00%, 11/15/2018	430	432
Series B, GO, 3.00%, 9/1/2019	325	329
Series A, GO, 3.00%, 11/15/2019	485	491
City of West Haven Series A, GO, 3.00%, 11/1/2018	215	215
Hartford County, Connecticut Metropolitan District Series B, GO, BAN, 3.00%, 8/1/2018	12,000	12,028
State of Connecticut
Series B, GO, AMBAC, 5.25%, 6/1/2018	160	160
Series C, GO, VRDO, 1.09%, 6/7/2018 (c)	5,235	5,235
Series E, GO, 5.00%, 9/1/2019	150	155
Series F, GO, 5.00%, 11/15/2019	11,575	12,027
Series C, GO, 5.00%, 12/1/2020	475	494
Series G, GO, 5.00%, 11/1/2021	200	216
Tender Option Bond Trust Receipts/Certificates Series 2017-YX1047, GO, VRDO, LIQ: Barclays Bank plc, 1.12%, 6/7/2018 (c) (g)	6,975	6,975
Town of Groton Court, Lot A GO, 4.00%, 10/1/2018	20	20
Town of Hamden GO, BAN, 3.00%, 8/23/2018	2,250	2,257

		50,297

Housing — 0.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series C-1, Rev., VRDO, 1.07%, 6/7/2018 (c)	4,755	4,755
Norwalk Housing Authority, Multifamily Housing, Cedar Court Apartments Project Rev., 1.25%, 8/1/2018 (c)	910	910

		5,665

Other Revenue — 0.2%
State of Connecticut, Revolving Fund Series A, Rev., 4.00%, 6/1/2018	25	25
Tender Option Bond Trust Receipts/Certificates Series 2017-YX1077, Rev., VRDO, LIQ: Barclays Bank plc, 1.12%, 6/7/2018 (c) (g)	4,550	4,550

		4,575

Prerefunded — 0.0% (b)
Connecticut State Health & Educational Facility Authority Rev., BHAC-CR, NATL-RE, 5.00%, 7/1/2018 (d)	150	150
Connecticut State Health & Educational Facility Authority, The Loomis Chafee School Series G, Rev., 4.50%, 7/1/2018 (d)	100	100
South Central Connecticut Regional Water Authority, Water System Rev., NATL-RE, 5.00%, 8/1/2018 (d)	100	101
State of Connecticut, Health & Educational Facility Authority, Quinnipiac University Rev., NATL-RE, 5.00%, 7/1/2018 (d)	25	25
Town of Old Saybrook GO, 3.00%, 11/1/2018 (d)	30	30

		406

Total Connecticut		62,868

Delaware — 0.0% (b)
Housing — 0.0% (b)
Delaware State Housing Authority, Senior Single Family Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 3.90%, 7/1/2018	30	30

Prerefunded — 0.0% (b)
Delaware Transportation Authority Series A, Rev., 4.00%, 7/1/2018 (d)	45	45

Transportation — 0.0% (b)
Delaware Transportation Authority
Rev., 5.00%, 7/1/2018	15	15
Series A, Rev., 5.00%, 7/1/2018	40	40

		55

Utility — 0.0% (b)
Sustainable Energy Utility, Inc., Energy Efficiency Rev., 4.00%, 9/15/2018	25	25

Total Delaware		155

District of Columbia — 0.7%
General Obligation — 0.0% (b)
District of Columbia Series F, GO, BHAC, 5.00%, 6/1/2018	20	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.7%
District of Columbia, American Society Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.20%, 6/7/2018 (c)	915	915
District of Columbia, Income Tax Revenue
Series C, Rev., 5.00%, 12/1/2018	20	20
Series C, Rev., 4.13%, 12/1/2024	3,710	3,829
District of Columbia, Income Tax Secured Series A, Rev., 5.00%, 12/1/2018	20	21
District of Columbia, Medlantic/Helix Issue, Tranche II Series A, Rev., VRDO, LOC: TD Bank NA, 1.05%, 6/7/2018 (c)	9,675	9,675

		14,460

Prerefunded — 0.0% (b)
District of Columbia, Children’s Hospital Rev., AGM, 5.25%, 7/15/2018 (d)	25	25

Transportation — 0.0% (b)
Metropolitan Washington Airports Authority Series B, Rev., 4.00%, 10/1/2018	20	20

Total District of Columbia		14,525

Florida — 2.5%
Certificate of Participation/Lease — 0.0% (b)
Lee County School Board Series B, COP, 5.00%, 8/1/2018	30	30
Palm Beach County School District Series B, COP, 5.00%, 8/1/2018	25	25
Walton County District School Board COP, 4.00%, 7/1/2018	450	451

		506

Education — 0.0% (b)
Florida State Board of Education, Lottery
Series B, Rev., 5.00%, 7/1/2018	20	20
Series C, Rev., 5.00%, 7/1/2018	20	20
Volusia County School Board, Sales Tax Rev., 5.00%, 10/1/2018	50	51

		91

General Obligation — 0.1%
City of Lauderhill
GO, 3.00%, 1/1/2019	175	176
GO, 3.00%, 1/1/2020	460	468
GO, 3.00%, 1/1/2021	425	435
County of Miami-Dade, Building Better Communities Program
Series A, GO, 4.00%, 7/1/2018	25	25
GO, 5.00%, 7/1/2018	55	55
County of Miami-Dade, Double Barreled Aviation Series 2010, GO, 5.00%, 7/1/2018	20	20
County of Sarasota, Environmentally Sensitive GO, 4.00%, 10/1/2018 (d)	25	25
Florida State Board of Education, Public Education Capital Outlay
Series B, GO, 5.00%, 6/1/2018	10	10
Series D, GO, 5.00%, 6/1/2018	20	20
Florida State Department of Transportation, Right-of-Way Acquisition & Bridge Construction Series B, GO, 5.00%, 7/1/2018	315	316

		1,550

Hospital — 0.7%
Highlands County Health Facilities Authority, Adventist Health System Series A, Rev., VRDO, 1.05%, 6/7/2018 (c)	15,000	15,000

Housing — 0.1%
Pinellas County Housing Finance Authority, Multi-Family Housing, Boca Ciega Townhomes Rev., 0.95%, 9/1/2018	2,000	1,995

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Florida Department of Environmental Protection
Series A, Rev., 5.00%, 7/1/2018	55	55
Series B, Rev., 5.00%, 7/1/2018	20	20
Florida Department of Environmental Protection, Everglades Restoration Series B, Rev., VRDO, AGC, 1.03%, 6/7/2018 (c)	12,870	12,870

		12,945

Other Revenue — 0.1%
City of Cape Coral, Water & Sewer Rev., AGM, 1.40%, 9/1/2018	745	744

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — continued
City of Orlando Series B, Rev., 5.00%, 10/1/2018	50	51
County of Hillsborough Rev., 5.00%, 8/1/2018	40	40
County of Pasco Series A, Rev., 5.00%, 12/1/2018	40	41
Osceola County, Sales Tax Rev., AGC, 4.00%, 10/1/2018 (d)	25	25

		901

Prerefunded — 0.8%
Broward County School Board
Series A, COP, AGM, 4.50%, 7/1/2018 (d)	10	10
Series A, COP, AGM, 4.75%, 7/1/2018 (d)	20	20
County of Miami-Dade, Miami International Airport
Series B, Rev., AGC, 5.00%, 10/1/2018 (d)	25	26
Series B, Rev., AGM, 5.00%, 10/1/2018 (d)	20	20
County of Miami-Dade, Transit System
Rev., AGM, 5.00%, 7/1/2018 (d)	20	20
Series 2008, Rev., AGM, 5.00%, 7/1/2018 (d)	16,965	16,965
County of Miami-Dade, Transit System Sales Surtax Rev., AGM, 5.00%, 7/1/2018 (d)	20	20
County of Sarasota, Infrastructure Sales Surtax Series A, Rev., 4.13%, 10/1/2018 (d)	20	20
Florida State Municipal Power Agency
Rev., AGM-CR, 5.00%, 10/1/2018 (d)	20	20
Series A, Rev., 5.00%, 10/1/2018 (d)	200	202
Rev., 5.25%, 10/1/2018 (d)	85	86
Halifax Hospital Medical Center, Daytona Beach Series B-2, Rev., AGM, 5.38%, 6/1/2018 (d)	40	40
JEA Electric System Series 3-A, Rev., 2.50%, 10/1/2018 (d)	105	105

		17,554

Transportation — 0.0% (b)
County of Miami-Dade, Aviation Series B, Rev., 5.00%, 10/1/2018	100	101
Orlando-Orange County Expressway Authority Series B, Rev., AGM, 5.00%, 7/1/2018	25	25
State of Florida, Department of Transportation, Turnpike Authority Series A, Rev., 5.00%, 7/1/2018	75	76

		202

Utility — 0.1%
County of Charlotte, Utility System Rev., AGM, 5.00%, 10/1/2018	35	35
JEA Electric System Series 3-A, Rev., 4.00%, 10/1/2018	110	111
Orlando Utilities Commission Series B, Rev., VRDO, 1.00%, 6/7/2018 (c)	2,475	2,475
Reedy Creek Improvement District Utility Revenue Series 2, Rev., 5.00%, 10/1/2019	120	125

		2,746

Water & Sewer — 0.0% (b)
Florida Water Pollution Control Financing Corp., Water Pollution Control Series A, Rev., 5.00%, 7/15/2018	20	20

Total Florida		53,510

Georgia — 1.1%
General Obligation — 0.6%
Clarke County Board of Education GO, 5.00%, 9/1/2022	5,650	6,329
Dougherty County School District, Sales Tax
Series 2018, GO, 4.00%, 12/1/2019	1,775	1,834
Series 2018, GO, 4.00%, 12/1/2020	1,250	1,315
Hall County School District
Series 2018, GO, 5.00%, 11/1/2019	1,500	1,569
Series 2018, GO, 5.00%, 11/1/2020	1,250	1,343
Jackson County School District GO, 5.00%, 3/1/2019	250	256
Pike County School District GO, 4.00%, 10/1/2020	400	418

		13,064

Hospital — 0.0% (b)
Fulton County Development Authority, Catholic Health East Issue Rev., 3.75%, 11/15/2018 (d)	25	25

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — continued
Richmond County Hospital Authority, University Health Services, Inc. Project Rev., 5.00%, 1/1/2022	100	110

		135

Other Revenue — 0.0% (b)
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2019	200	207
Series 2017, Rev., 5.00%, 7/1/2020	275	293
Series 2017, Rev., 5.00%, 7/1/2021	370	403
Series 2017, Rev., 5.00%, 7/1/2022	300	334

		1,237

Prerefunded — 0.0% (b)
Athens-Clarke County Unified Government Development Authority, UGAREF Central Precinct, LLC Project Rev., 5.00%, 6/15/2018 (d)	25	25

Utility — 0.4%
Municipal Electric Authority of Georgia Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.07%, 6/7/2018 (c)	8,405	8,405

Water & Sewer — 0.1%
Douglasville-Douglas County Water & Sewer Authority Rev., 5.00%, 6/1/2018	25	25
East Point Building Authority, Water & Sewer Project
Rev., AGM, 4.00%, 2/1/2019	1,000	1,015
Rev., AGM, 5.00%, 2/1/2020	550	578

		1,618

Total Georgia		24,484

Hawaii — 0.3%
General Obligation — 0.3%
City & County of Honolulu, Rail Transit Project GO, (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.30%, 8.00% Cap), 1.36%, 6/7/2018 (e)	5,000	5,014
County of Maui Series 2012, GO, 5.00%, 6/1/2019	235	243
State of Hawaii Series DT, GO, 4.00%, 11/1/2018	15	15

		5,272

Transportation — 0.0% (b)
State of Hawaii, Highway Rev., 5.50%, 7/1/2018	20	20

Water & Sewer — 0.0% (b)
City & County of Honolulu, Wastewater System Series A, Rev., 5.00%, 7/1/2018	45	45

Total Hawaii		5,337

Idaho — 0.0% (b)
General Obligation — 0.0% (b)
Ada & Boise Counties Independent School District, Idaho Independent School District Series B, GO, 4.00%, 8/1/2018	30	30

Prerefunded — 0.0% (b)
Idaho Bond Bank Authority Series C, Rev., 5.63%, 9/15/2018 (d)	30	30
Idaho Housing & Finance Association, Federal Highway Trust Series G, Rev., GRAN, AGC, 5.25%, 7/15/2018 (d)	50	50

		80

Transportation — 0.0% (b)
Idaho Housing & Finance Association, Federal Highway Trust Rev., 5.00%, 7/15/2020	425	452

Total Idaho		562

Illinois — 7.1%
Certificate of Participation/Lease — 0.1%
University of Illinois Series A, COP, 5.00%, 10/1/2019	1,000	1,036

Education — 2.5%
Illinois Educational Facilities Authority, University of Chicago Series B-1, Rev., 1.80%, 2/13/2020 (c)	5,500	5,497
Illinois Finance Authority, Chicago International Charter School Project, Refunding & Improvement
Rev., 3.00%, 6/1/2018	300	300
Rev., 3.00%, 12/1/2018	125	125
Rev., 3.00%, 12/1/2019	185	186
Illinois Finance Authority, North Park University Project Rev., VRDO, LOC: U.S. Bank NA, 1.06%, 6/7/2018 (c)	9,200	9,200
Illinois Finance Authority, The University of Chicago Rev., VRDO, 1.00%, 6/7/2018 (c)	15,957	15,957

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
Peoria Public Building Commission, School District No. 150 Project Rev., 5.00%, 12/1/2019	300	312
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2019	315	322
University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.03%, 6/7/2018 (c)	20,015	20,015
Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates
Series A, Rev., AGM, 4.00%, 12/1/2018	355	358
Series A, Rev., AGM, 4.00%, 12/1/2019	370	378
Series A, Rev., AGM, 4.00%, 12/1/2020	385	398
Series A, Rev., AGM, 4.00%, 12/1/2021	400	417

		53,465

General Obligation — 2.0%
Adams County School District No. 172
GO, AGM, 4.00%, 2/1/2019	270	273
GO, AGM, 4.00%, 2/1/2020	300	308
GO, AGM, 4.00%, 2/1/2021	300	312
Buffalo Grove Park District, Lake & Cook Counties GO, 2.00%, 12/30/2020	330	329
Chicago Park District Series C, GO, 5.00%, 1/1/2022	175	189
Chicago Park District, Limited Tax
Series B, GO, 4.00%, 1/1/2020	50	51
Series B, GO, 5.00%, 1/1/2020	225	234
Series B, GO, 4.00%, 1/1/2021	100	103
Series B, GO, 5.00%, 1/1/2021	100	106
Chicago Park District, Unlimited Tax Series C, GO, 3.00%, 1/1/2020	100	101
City of Calumet
Series 2018, GO, 4.00%, 3/1/2019	150	152
Series 2018, GO, 4.00%, 3/1/2020	150	153
City of Rock Island
Series A, GO, AGM, 2.00%, 12/1/2018	100	100
Series B, GO, AGM, 2.00%, 12/1/2018	120	120
Series A, GO, AGM, 2.00%, 12/1/2019	130	129
Series B, GO, AGM, 2.00%, 12/1/2019	150	149
Series B, GO, AGM, 3.00%, 12/1/2020	200	203
Series A, GO, AGM, 3.00%, 12/1/2021	130	132
Series B, GO, AGM, 3.00%, 12/1/2021	200	203
Clinton & St. Clair Counties Community Unit School District No. 3, School Building GO, 5.00%, 12/1/2019	380	394
Cook County High School District No. 204, Lyons Township GO, 4.00%, 12/15/2018	20	20
Cook County Township High School District No. 208 Riverside-Brookfield
Series C, GO, 3.00%, 12/15/2018	920	926
Series C, GO, 3.00%, 12/15/2019	690	702
Cook County, Proviso Township High School District No. 209 Series B, GO, AGM, 4.00%, 12/1/2018	150	152
County of Cook
Series 2018, GO, 3.00%, 11/15/2018	1,200	1,207
Series C, GO, 4.25%, 11/15/2018	100	101
Series A, GO, 5.00%, 11/15/2018	150	152
Series 2018, GO, 5.00%, 11/15/2019	800	835
Series 2018, GO, 5.00%, 11/15/2020	900	961
Series 2018, GO, 5.00%, 11/15/2021	700	763
Series A, GO, 5.00%, 11/15/2021	355	387
Series C, GO, 5.00%, 11/15/2022	180	200
County of Winnebago Series C, GO, 2.00%, 12/30/2018	185	185
County of Winnebago, General Funds Alternate Revenue Source Series A, GO, AGC, 4.00%, 12/30/2018	50	50
County of Winnebago, Illinois Tax Alternate Revenue Source Series D, GO, 2.50%, 12/30/2018	200	201
Du Page Cook & Will Counties Community College District No. 502 Series A, GO, 5.00%, 6/1/2018	25	25

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
DuPage County Community High School District No. 94 GO, 4.00%, 1/1/2019	830	840
Ford etc. Counties Community Unit School District No. 10 Paxton-Buckley-Loda, School Building Series A, GO, AGM, 4.00%, 12/1/2018	60	61
Fox Valley Park District Series B, GO, 4.00%, 12/15/2018	60	61
Grundy & Will Counties Community Unit School District No. 1 Coal City GO, 4.00%, 2/1/2020	1,595	1,638
Grundy Kendall & Will Counties Community High School District No. 111
GO, 4.00%, 1/1/2019 (f)	270	273
GO, 4.00%, 1/1/2020 (f)	855	880
Jackson County Community Unit School District No. 186
GO, AGM, 4.00%, 12/1/2019	200	205
GO, AGM, 4.00%, 12/1/2020	265	274
Kendall Kane & Will Counties Community Unit School District No. 308
Series B, GO, 3.00%, 10/1/2018	360	362
Series B, GO, 4.00%, 10/1/2019	120	123
Series B, GO, 4.00%, 10/1/2020	225	234
Series B, GO, 4.00%, 10/1/2021	255	269
Series B, GO, 5.00%, 10/1/2022	1,375	1,523
Lake County Forest Preserve District Series B, GO, 5.00%, 12/15/2018	35	36
Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	137
Madison County Community Unit School District No. 7 GO, 4.00%, 12/1/2018	1,240	1,251
Sangamon County Community Unit School District No. 5 Series B, GO, 5.00%, 1/1/2022	1,650	1,794
Schaumburg Park District Series B, GO, 5.00%, 12/1/2018	1,600	1,627
State of Illinois
GO, 5.00%, 11/1/2018	355	359
Series D, GO, 5.00%, 11/1/2020	10,000	10,425
Tazewell & Woodford Counties, Community Unit School District No. 701
Series A, GO, 4.00%, 12/1/2018	100	101
Series A, GO, 4.00%, 12/1/2019	260	266
Town of Cicero GO, 5.00%, 12/1/2019	550	572
Township of Campton GO, 5.00%, 12/15/2018	25	25
Village of Antioch
GO, 2.00%, 12/1/2018	220	220
GO, 2.00%, 12/1/2019	285	284
GO, 3.00%, 12/1/2020	290	294
Village of Bolingbrook
Series A, GO, 4.00%, 1/1/2019	270	273
Series A, GO, AGM, 4.00%, 1/1/2020	100	103
Series A, GO, AGM, 4.00%, 1/1/2021	185	193
Village of Flossmoor
GO, 3.00%, 12/1/2018	545	548
GO, 3.00%, 12/1/2019	425	431
GO, 3.00%, 12/1/2020	585	598
GO, 3.00%, 12/1/2021	605	621
Village of Franklin Park
GO, 4.00%, 1/1/2019	350	354
GO, 4.00%, 1/1/2021	500	521
Village of Hoffman Estates
Series A, GO, 2.00%, 12/1/2019	110	110
Series A, GO, 3.00%, 12/1/2020	110	112
Village of Northbrook Series B, GO, 3.00%, 12/1/2018	20	20
Village of Oswego
GO, 2.00%, 12/15/2018	100	100
GO, 2.00%, 12/15/2019	100	100
Village of Palatine
Series A, GO, 4.00%, 12/1/2018	1,135	1,147
Series A, GO, 4.00%, 12/1/2019	1,250	1,286
Village of Plainfield, Will & Kendall Counties GO, 4.00%, 12/15/2018	60	61
Village of Sugar Grove, Kane County, Waterworks & Sewerage
GO, 2.00%, 5/1/2019	130	130
GO, 3.00%, 5/1/2020	390	397
Village of Villa Park, Illinois Sales Tax Alternate Revenue Source Series B, GO, 2.00%, 12/15/2018	100	100

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Village of Woodridge
Series 2017, GO, 2.00%, 2/1/2019	175	175
Series 2017, GO, 3.00%, 2/1/2020	270	274
Series 2017, GO, 3.00%, 2/1/2021	250	256
Whiteside & Lee Counties, Sterling Community Unit School District No. 5 GO, AGM, 4.00%, 12/1/2020	320	332
Whiteside County Community Unit School District No. 6 Morrison
Series A, GO, AGM, 4.00%, 12/1/2020	205	212
Series A, GO, AGM, 4.00%, 12/1/2021	745	779
Will County, Alternate Revenue Source GO, 4.00%, 11/15/2018	20	20
Winnebago & Stephenson Counties School District No. 323, School Building
GO, 5.00%, 11/1/2019	100	104
GO, 5.00%, 11/1/2020	100	106

		44,205

Hospital — 0.2%
Illinois Finance Authority, Advocate Health Care Network Rev., 1.05%, 7/30/2018 (c)	3,900	3,896
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	250	248
Illinois Finance Authority, OSF Healthcare System Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 6/7/2018 (c)	1,200	1,200

		5,344

Other Revenue — 1.8%
City of Rochelle
Series A, Rev., AGM, 3.00%, 6/30/2019	100	101
Series A, Rev., AGM, 3.00%, 6/30/2020	275	278
Illinois Finance Authority, Carle Foundation Series B, Rev., VRDO, LOC: Northern Trust Co., 1.04%, 6/7/2018 (c)	7,500	7,500
Illinois Sports Facilities Authority, Tax Supported Rev., 5.00%, 6/15/2018	25	25
Metropolitan Pier & Exposition Authority, Illinois Dedicated State Tax Rev., NATL-RE, Zero Coupon, 6/15/2019	85	82
Metropolitan Pier & Exposition Authority, Illinois Dedicated State Tax, Capital Appreciation
Rev., NATL-RE, FGIC, Zero Coupon, 6/15/2018 (d)	25	25
Rev., NATL-RE, Zero Coupon, 6/15/2019	25	24
Class A, Rev., NATL-RE, Zero Coupon, 6/15/2020	130	122
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Series B, Rev., 3.00%, 12/15/2018	250	251
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/2018	650	650
State of Illinois Rev., 4.50%, 6/15/2019	3,880	3,974
State of Illinois, Junior Obligation Rev., 5.00%, 6/15/2018	19,325	19,343
Tender Option Bond Trust Receipts/Certificates Series 2016-YX1035, Rev., VRDO, LIQ: Barclays Bank plc, 1.21%, 6/7/2018 (c) (g)	7,575	7,575

		39,950

Prerefunded — 0.2%
Chicago Transit Authority Series A, Rev., AGC, 5.25%, 6/1/2018 (d)	25	25
City of Chicago Rev., AGM, 5.25%, 11/1/2018 (d)	2,750	2,790
Illinois Finance Authority
Series B, Rev., NATL-RE, 5.25%, 11/1/2018 (d)	30	30
Rev., 6.13%, 5/15/2019 (d)	195	203
Illinois Finance Authority, Children’s Memorial Hospital Series B, Rev., 5.50%, 8/15/2018 (d)	50	50
Illinois Finance Authority, Northwest Community Hospital Series A, Rev., 5.38%, 7/1/2018 (d)	110	110
Illinois Finance Authority, Resurrection Health Rev., 6.13%, 5/15/2019 (d)	340	354
Illinois Finance Authority, The University of Chicago
Series B, Rev., 5.25%, 7/1/2018 (d)	25	25
Series B, Rev., 5.50%, 7/1/2018 (d)	140	140

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
Williamson County Community Unit School District No. 5 Carterville, Capital Appreciation Series B, GO, AGC, Zero Coupon, 1/1/2019 (d)	810	479

		4,206

Special Tax — 0.0% (b)
Village of Hampshire, Special Service Area No. 14, Lakewood Crossing
Rev., 1.70%, 3/1/2019	180	180
Rev., 1.90%, 3/1/2020	200	198

		378

Transportation — 0.2%
Chicago O’Hare International Airport Series A, Rev., AMT, 5.00%, 1/1/2019	600	610
Chicago O’Hare International Airport, General Airport, Senior Lien Series G, Rev., AMT, 5.00%, 1/1/2021	200	213
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	290
Chicago Transit Authority, Federal Transit Administration Section 5337 State of Good Repair Formula Funds
Rev., 2.00%, 6/1/2018	200	200
Rev., 4.00%, 6/1/2019	2,270	2,312
Regional Transportation Authority Series A, Rev., AGM, 5.00%, 6/1/2018	50	50

		3,675

Water & Sewer — 0.1%
City of Chicago, Second Lien Wastewater Transmission Series B, Rev., 5.00%, 1/1/2019	1,000	1,016
City of Chicago, Second Lien Water, Project
Rev., AGM, 4.25%, 11/1/2018	50	50
Rev., 5.00%, 11/1/2018	1,160	1,174
Illinois Finance Authority, Clean Water Initiative Rev., 5.00%, 7/1/2018	25	25

		2,265

Total Illinois		154,524

Indiana — 2.9%
Education — 0.9%
Edinburgh Community School Building Corp., Ad Valorem Property Tax Rev., 1.50%, 7/15/2018	20	20
Hamilton Southeastern Consolidated School Building Corp.
Rev., BAN, 1.25%, 6/15/2018	3,000	2,999
Rev., 3.00%, 12/15/2018 (f)	2,550	2,566
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 4.00%, 10/1/2018	200	201
Rev., 4.00%, 10/1/2019	255	262
Ivy Tech Community College of Indiana, Student Fee
Series P, Rev., 4.50%, 7/1/2018	50	50
Series T, Rev., 5.00%, 7/1/2018	35	35
Lebanon Middle School Building Corp., Ad Valorem Property Tax First Mortgage Bonds Series B, Rev., 3.00%, 7/10/2018	600	601
Mount Vernon of Hancock County Multi-School Building Corp.
Rev., 4.00%, 1/15/2019	510	517
Rev., 4.00%, 7/15/2019	210	215
Purdue University, Student Facilities System
Series C, Rev., VRDO, 1.04%, 6/7/2018 (c)	6,575	6,575
Series A, Rev., 5.00%, 7/1/2018	25	25
Southmont School Building Corp., Ad Valorem Property Tax
Rev., 4.00%, 7/15/2018	200	200
Rev., 4.00%, 1/15/2019	125	127
Rev., 4.00%, 7/15/2019	300	307
Rev., 4.00%, 1/15/2020	550	568
Rev., 4.00%, 7/15/2020	190	197
Wawasee High School Building Corp., Ad Valorem Property Tax First Mortgage Bonds
Rev., 4.00%, 7/15/2018	155	156
Rev., 4.00%, 7/15/2019	50	51
Westfield High School Building Corp., Property Tax, First Mortgage
Rev., 4.00%, 7/15/2018	720	722
Rev., 4.00%, 1/15/2019	1,030	1,043
Rev., 4.00%, 7/15/2019	1,240	1,268

		18,705

Hospital — 0.4%
Indiana Finance Authority, Health System, Sisters of St. Francis Health Services Rev., 5.38%, 11/1/2032	4,000	4,060
Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group Rev., 1.38%, 5/1/2020 (c)	4,510	4,450

		8,510

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — 0.0% (b)
Greater Clark Building Corp., First Mortgage Bond Rev., 3.00%, 7/15/2018	50	50

Other Revenue — 1.3%
Hammond Redevelopment District
Rev., 4.00%, 7/15/2018	150	150
Rev., 4.00%, 7/15/2019	615	625
Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.06%, 6/7/2018 (c)	20,000	20,000
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 1.05%, 6/7/2018 (c)	7,135	7,135
Miami County Holding Corp., Option Income Tax Lease Rental Rev., 3.00%, 1/15/2019	100	101

		28,011

Prerefunded — 0.0% (b)
Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group Rev., 1.38%, 5/1/2020 (c) (d)	95	94

Utility — 0.3%
City of Rockport, Indiana Michigan Power Company Project Series B, Rev., 3.05%, 6/1/2025	6,500	6,533

Water & Sewer — 0.0% (b)
City of Martinsville, Waterworks
Rev., AGM, 2.00%, 1/1/2020	305	305
Rev., AGM, 2.00%, 7/1/2020	310	309

		614

Total Indiana		62,517

Iowa — 1.3%
Certificate of Participation/Lease — 0.0% (b)
Kirkwood Community College
Series A, COP, 3.00%, 6/1/2018	100	100
Series A, COP, 3.00%, 6/1/2019	175	177

		277

Education — 0.1%
Council Bluffs Community School District Rev., 4.00%, 7/1/2018 (d)	25	25
Des Moines Independent Community School District, School Infrastructure Sales Rev., 5.00%, 6/1/2018	25	25
Iowa Higher Education Loan Authority, Dubuque University, Private Education Working Capital Loan Program Series A, Rev., 3.50%, 5/9/2019	2,000	2,029
University of Iowa Science & Technology, Academic Building Series A, Rev., 4.00%, 7/1/2018	35	35

		2,114

General Obligation — 0.0% (b)
City of Ames, Corporate Purpose Series A, GO, 5.00%, 6/1/2018	105	105
City of Ankeny
Series A, GO, 3.00%, 6/1/2018	20	20
Series A, GO, 4.00%, 6/1/2018	25	25
Series D, GO, 4.00%, 6/1/2018	50	50
Series G, GO, 5.00%, 6/1/2018	25	25
City of Cedar Rapids Series A, GO, 3.00%, 6/1/2018	25	25
City of Des Moines
Series B, GO, 4.00%, 6/1/2018	50	50
Series A, GO, 5.00%, 6/1/2018	20	20
Kirkwood Community College GO, 3.00%, 6/1/2018	500	500
Waukee Community School District Series C, GO, 5.00%, 6/1/2018	20	20

		840

Hospital — 1.0%
City of Ames, Mary Greeley Medical Center Rev., 5.00%, 6/15/2018	480	481
Iowa Finance Authority, Health Systems Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 50.00%, 18.00% Cap), 1.63%, 6/7/2018 (e) (g)	21,000	21,010

		21,491

Other Revenue — 0.2%
City of Coralville, Annual Appropriation
Series D, Rev., 3.00%, 5/1/2019	500	503
Series D, Rev., 3.00%, 5/1/2020	300	303

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — continued
Iowa Finance Authority, State Revolving Fund, Green Bonds Series 2015, Rev., 5.00%, 8/1/2018	2,740	2,755
State of Iowa, Ijobs Program Series A, Rev., 5.00%, 6/1/2021	400	435

		3,996

Prerefunded — 0.0% (b)
Iowa Finance Authority, State Revolving Fund Rev., 5.25%, 8/1/2018 (d)	45	45

Utility — 0.0% (b)
City of Des Moines, Stormwater Utility Series G, Rev., 3.00%, 6/1/2018	20	20

Water & Sewer — 0.0% (b)
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Series B, Rev., 3.00%, 6/1/2018	40	40
Muscatine Power & Water Rev., 2.00%, 12/1/2018	110	110

		150

Total Iowa		28,933

Kansas — 0.1%
General Obligation — 0.0% (b)
City of Olathe Series 218, GO, 5.00%, 10/1/2018	25	25
County of Neosho, Sales Tax GO, 3.00%, 10/1/2018	65	66
Douglas County Unified School District No. 497
Series A, GO, 2.00%, 9/1/2018	20	20
Series A, GO, 5.00%, 9/1/2018	20	20
Ford County Unified School District No. 443 Series B, GO, 5.00%, 9/1/2018	100	101
Johnson County Unified School District No. 233 Series B, GO, 4.00%, 9/1/2018	25	25

		257

Hospital — 0.1%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series A, Rev., 5.00%, 5/15/2019	410	419
Series A, Rev., 5.00%, 5/15/2020	440	459

		878

Other Revenue — 0.0% (b)
County of Shawnee, Public Building Commission, Expocentre Project Rev., 4.00%, 9/1/2019	575	591

Prerefunded — 0.0% (b)
City of Manhattan Series A, GO, 4.10%, 11/1/2018 (d)	25	25
Kansas Unified School District No. 265 Sedgwick County GO, AGC, 4.50%, 10/1/2018 (d)	20	20
Kansas Unified School District No. 266 Sedgwick County GO, AGM, 5.25%, 9/1/2018 (d)	60	61

		106

Total Kansas		1,832

Kentucky — 0.9%
Education — 0.1%
City of Berea Education Facilities, Berea College Project Series A, Rev., VRDO, 0.80%, 6/1/2018 (c)	1,150	1,150
Eastern Kentucky University Series A, Rev., 2.50%, 10/1/2018	50	50

		1,200

Hospital — 0.0% (b)
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series A, Rev., 5.00%, 6/1/2018	175	175
Series A, Rev., 5.00%, 6/1/2019	375	384

		559

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project
Series A, Rev., 1.50%, 4/1/2019 (c)	300	299
Rev., 1.25%, 6/3/2019 (c)	4,200	4,168

		4,467

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.0% (b)
Kentucky State Property & Buildings Commission, Project No. 100 Series A, Rev., 5.00%, 8/1/2018	350	352
Kentucky State Property & Buildings Commission, Project No. 82 Rev., AGM, 5.25%, 10/1/2018	75	76
Kentucky State Property & Buildings Commission, Project No. 90 Rev., 5.00%, 11/1/2018	200	202

		630

Prerefunded — 0.2%
Kentucky State Property & Buildings Commission, Project No. 90 Rev., 5.00%, 11/1/2018 (d)	4,500	4,561
University of Louisville, General Receipts Series A, Rev., 4.50%, 9/1/2018 (d)	25	25

		4,586

Utility — 0.3%
Kentucky Public Energy Authority, Gas Supply
Series A, Rev., 4.00%, 4/1/2019	665	676
Series A, Rev., 4.00%, 4/1/2020	780	807
Series A, Rev., 4.00%, 4/1/2021	775	812
Series A, Rev., 4.00%, 4/1/2022	1,210	1,279
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas & Electric Company Project Rev., AMT, 2.55%, 5/3/2021 (c)	2,750	2,757

		6,331

Water & Sewer — 0.1%
Louisville/Jefferson County Metro Government, Water System Rev., 5.00%, 11/15/2019	2,440	2,552

Total Kentucky		20,325

Louisiana — 0.6%
Education — 0.0% (b)
Louisiana Public Facilities Authority, Capital Appreciation, Loyola University Project Rev., Zero Coupon, 10/1/2018	175	174

General Obligation — 0.1%
Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	534
Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	150
Natchitoches Parish Consolidated School District No. 7 GO, 2.00%, 3/1/2019	100	100
St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	343
State of Louisiana, St. Tammany Parishwide School District No. 12
GO, 2.00%, 3/1/2019	100	100
GO, 2.00%, 3/1/2020	200	200

		1,427

Hospital — 0.0% (b)
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 4.00%, 5/15/2019	225	230
Rev., 4.00%, 5/15/2020	195	202
Rev., 5.00%, 5/15/2020	325	343

		775

Housing — 0.0% (b)
Louisiana Public Facilities Authority, University Alexandria Student Housing Project Series A, Rev., 2.00%, 10/1/2018	160	160

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
St. Charles Parish, Pollution Control, Shell Oil Co. Project Series B, Rev., VRDO, 0.91%, 6/1/2018 (c)	150	150

Other Revenue — 0.5%
Lafayette Consolidated Government, Public Improvement Sales Tax Series A, Rev., 3.00%, 3/1/2019	100	101
Louisiana Local Government Environmental Facilities & Community Development Authority, Delta Campus Facilities Project
Rev., 5.00%, 10/1/2018	1,000	1,010
Rev., 5.00%, 10/1/2019	1,715	1,784
Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Projects Rev., 4.00%, 5/1/2020	200	207
Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,634
Louisiana Office Facilities Corp., Lease Revenue, Capitol Complex Program Series A, Rev., 5.00%, 5/1/2020	4,290	4,526
Louisiana Public Facilities Authority, Archdiocese of New Orleans Project Rev., 5.00%, 7/1/2018	275	276

		9,538

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Special Tax — 0.0% (b)
St. Charles Parish, Limited Tax Series A, Rev., AGM, 3.00%, 3/1/2019	250	253

Transportation — 0.0% (b)
New Orleans Aviation Board, General Airport, North Terminal Project Series A, Rev., 5.00%, 1/1/2020	135	142

Water & Sewer — 0.0% (b)
City of Shreveport, Water & Sewer Series A, Rev., AGM, 4.00%, 12/1/2018	200	202
City of Shreveport, Water & Sewer, Junior Lien Series B, Rev., AGM, 4.00%, 12/1/2018	150	152

		354

Total Louisiana		12,973

Maine — 0.0% (b)
Education — 0.0% (b)
Maine Health & Higher Educational Facilities Authority, University of New England Rev., 4.00%, 7/1/2019	540	552

Other Revenue — 0.0% (b)
Maine Municipal Bond Bank Series F, Rev., 5.00%, 11/1/2018	25	26

Total Maine		578

Maryland — 0.9%
General Obligation — 0.7%
State of Maryland, State & Local Facilities Loan of 2012, First Series Series C, GO, 4.00%, 8/15/2018	25	25
State of Maryland, State & Local Facilities Loan of 2013, Second Series Series A, GO, 5.00%, 8/1/2018	3,300	3,318
Washington Suburban Sanitary Commission Series A, GO, VRDO, BAN, 1.05%, 6/7/2018 (c)	10,400	10,400
Washington Suburban Sanitary Commission, Public Improvement GO, 5.00%, 6/1/2018	50	50

		13,793

Other Revenue — 0.2%
City of Baltimore, Water Projects Series A, Rev., 3.00%, 7/1/2018	20	20
City of Rockville, Ingleside at King Farm Project
Series A-2, Rev., 4.00%, 11/1/2018	165	166
Rev., 5.00%, 11/1/2018	400	405
Series A-2, Rev., 4.00%, 11/1/2019	100	102
Rev., 5.00%, 11/1/2019	150	155
Maryland Stadium Authority, Construction & Revitalization Program
Series 2018A, Rev., 5.00%, 5/1/2019	1,800	1,853
Series 2018A, Rev., 5.00%, 5/1/2020	800	846
Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,317

		4,864

Prerefunded — 0.0% (b)
County of Prince George’s, Consolidated Public Improvement Bond GO, 4.00%, 7/15/2018 (d)	5	5
Maryland Health & Higher Educational Facilities Authority, University Maryland Medical System Rev., AMBAC, 5.50%, 7/1/2018 (d)	50	50
State of Maryland, Department of Transportation Rev., 4.00%, 9/1/2018 (d)	20	20

		75

Transportation — 0.0% (b)
Maryland Transportation Authority Series A, Rev., 5.00%, 7/1/2018	45	45

Total Maryland		18,777

Massachusetts — 4.3%
Education — 0.0% (b)
Massachusetts Health & Educational Facilities Authority, Tufts University
Rev., 5.00%, 8/15/2018	20	20
Series J, Rev., 5.50%, 8/15/2018	30	30
University of Massachusetts Building Authority Series 2, Rev., 4.00%, 11/1/2018	20	20

		70

General Obligation — 1.9%
Blue Hills Regional Technical High School District GO, BAN, 2.00%, 7/25/2018	7,500	7,505
Commonwealth of Massachusetts
Series 8, GO, 4.00%, 7/1/2018	20	20
Series B, GO, 4.00%, 7/1/2018	20	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 2.13%, 8/1/2018 (e)	30,000	29,873
Series B, GO, 5.00%, 8/1/2018	25	25
Series D, GO, 5.50%, 10/1/2018	2,730	2,765
Series D, GO, AMBAC, 5.50%, 10/1/2019	325	341
Town of Avon, Municipal Purpose Loan GO, 4.00%, 12/1/2018	55	56
Town of Burlington, Municipal Purpose Loan GO, 5.00%, 7/15/2018	40	40
Town of Framingham, Municipal Purpose Loan GO, 5.00%, 6/15/2018	25	25
Town of Marblehead, Unlimited Tax GO, 5.00%, 8/1/2018	35	35
Town of Marshfield Series A, GO, 5.00%, 6/15/2018	20	20

		40,725

Hospital — 0.5%
Massachusetts Development Finance Agency, Lawrence General Hospital Rev., 5.00%, 7/1/2019	335	343
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-5, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.42%), 1.48%, 6/7/2018 (e)	10,000	10,040

		10,383

Housing — 0.3%
Massachusetts Housing Finance Agency, Construction Loan Series A, Rev., 1.85%, 6/1/2020	5,700	5,686

Other Revenue — 0.0% (b)
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Series 20, Rev., 3.00%, 10/1/2019 (g)	620	624

Prerefunded — 0.5%
Commonwealth of Massachusetts, Consolidated Loan of 2008 Series A, GO, 5.00%, 8/1/2018 (d)	25	25
Massachusetts Bay Transportation Authority
Series A, Rev., 4.75%, 7/1/2018 (d)	50	50
Series A, Rev., 5.00%, 7/1/2018 (d)	50	50
Series C, Rev., 5.00%, 7/1/2018 (d)	410	410
Massachusetts Clean Water Trust, State Revolving Fund Rev., 5.00%, 8/1/2020 (d)	4,720	5,032
Massachusetts Development Finance Agency, Harvard Series A, Rev., 5.50%, 11/15/2018 (d)	15	15
Massachusetts Development Finance Agency, Phillips Academy Rev., 5.00%, 9/1/2018 (d)	20	20
Massachusetts Health & Educational Facilities Authority, Caregroup
Series E-1, Rev., 5.00%, 7/1/2018 (d)	25	25
Series E-1, Rev., 5.13%, 7/1/2018 (d)	35	35
Series E-2, Rev., 5.38%, 7/1/2018 (d)	4,945	4,945
Series B-2, Rev., NATL-RE, 5.38%, 8/1/2018 (d)	75	76
Massachusetts Water Resources Authority
Series A, Rev., AMBAC, 5.00%, 8/1/2018 (d)	20	20
Series B, Rev., AMBAC, 5.00%, 8/1/2018 (d)	55	56
Springfield Water & Sewer Commission Series A, Rev., AGC, 5.00%, 10/15/2018 (d)	30	30

		10,789

Transportation — 0.6%
Massachusetts Bay Transportation Authority, General Transportation System Series A-2, Rev., VRDO, 1.07%, 6/7/2018 (c)	14,245	14,245
Massachusetts Port Authority
Series A, Rev., 4.00%, 7/1/2018	25	25
Series C, Rev., 5.00%, 7/1/2018	25	25

		14,295

Water & Sewer — 0.5%
Massachusetts Clean Water Trust, Pool Program Series A, Rev., 5.25%, 8/1/2018	25	25

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — continued
Massachusetts Clean Water Trust, State Revolving Fund
Series 15A, Rev., 5.00%, 8/1/2018	25	25
Subseries 16B, Rev., 5.00%, 8/1/2018	25	25
Series 15A, Rev., 5.00%, 8/1/2020	200	214
Massachusetts Water Resources Authority
Series A-3, Rev., VRDO, 1.01%, 6/7/2018 (c)	9,735	9,735
Series C, Rev., 4.00%, 8/1/2018	20	20

		10,044

Total Massachusetts		92,616

Michigan — 1.5%
Education — 0.0% (b)
Michigan State University Series A, Rev., 5.00%, 8/15/2018	25	25

General Obligation — 0.2%
City of Garden, Capital Improvement
GO, 4.00%, 10/1/2019	790	811
GO, 4.00%, 10/1/2020	795	827
City of Romulus, Capital Improvement
Series B, GO, 3.00%, 11/1/2018	165	166
Series B, GO, 3.00%, 11/1/2019	140	142
Spring Lake Public Schools, School Building & Site GO, Q-SBLF, 5.00%, 11/1/2018	2,425	2,458

		4,404

Hospital — 0.6%
Grand Traverse County Hospital Finance Authority, Munson Healthcare Series A, Rev., 4.00%, 7/1/2018	25	25
Michigan Finance Authority, Trinity Health Credit Group
Series 2013MI-1, Rev., VRDO, 1.33%, 9/4/2018 (c)	10,000	10,000
Series A, Rev., 5.00%, 12/1/2018	120	122
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group
Series F-3, Rev., 1.40%, 6/29/2018 (c)	30	30
Rev., 5.00%, 11/15/2018	330	334
Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group Subseries A-1, Rev., 1.38%, 5/1/2020 (c)	2,710	2,669

		13,180

Housing — 0.6%
Michigan State Housing Development Authority, Single-Family Mortgage Series D, Rev., VRDO, 1.12%, 6/7/2018 (c)	12,700	12,700

Other Revenue — 0.0% (b)
Michigan Finance Authority, Unemployment Obligation Assessment Series A, Rev., 5.00%, 7/1/2018	50	50

Prerefunded — 0.0% (b)
City of Battle Creek GO, 5.00%, 6/1/2018 (d)	35	35
Ferris State University Rev., AGC, 4.75%, 10/1/2018 (d)	20	20
Grand Valley State University Series A, Rev., AGM, 4.13%, 6/1/2018 (d)	30	30
State of Michigan, School Loan Series A, GO, 5.00%, 11/1/2018 (d)	20	21

		106

Transportation — 0.1%
Wayne County Airport Authority, Junior Lien
Series B, Rev., 5.00%, 12/1/2018	400	406
Series B, Rev., 5.00%, 12/1/2019	550	572
Series B, Rev., 5.00%, 12/1/2020	550	585

		1,563

Water & Sewer — 0.0% (b)
North Kent Sewer Authority Rev., 3.00%, 11/1/2018	25	25

Total Michigan		32,053

Minnesota — 1.1%
Certificate of Participation/Lease — 0.0% (b)
St. Paul Independent School District No. 625 Series B, COP, 5.00%, 2/1/2021	930	999

Education — 0.2%
City of Deephaven, Minnesota Charter School Lease, Eagle Ridge Academy Project Series A, Rev., 3.00%, 7/1/2019	50	50
Minnesota Higher Education Facilities Authority, Trustees of the Hamline University
Rev., 4.00%, 10/1/2018	300	302
Rev., 4.00%, 10/1/2019	750	766
Rev., 4.00%, 10/1/2020	780	807

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUN3ICIPAL BONDS — continued
Education — continued
Minnesota State Colleges & Universities Rev., 2.00%, 10/1/2018	25	25
University of Minnesota Series A, Rev., 5.00%, 4/1/2022	2,715	3,018

		4,968

General Obligation — 0.2%
City of Glencoe
Series 2018-A, GO, 3.00%, 8/1/2019 (f)	75	76
Series 2018-A, GO, 3.00%, 8/1/2020 (f)	75	77
Series 2018-A, GO, 3.00%, 8/1/2021 (f)	80	82
State of Minnesota, Trunk Highway
Series B, GO, 4.00%, 8/1/2018	1,570	1,576
Series B, GO, 5.00%, 8/1/2021	1,765	1,931

		3,742

Hospital — 0.6%
City of Maple Grove, Maple Grove Hospital Corporation Rev., 3.00%, 5/1/2019	930	939
City of Rochester, Health Care Facilities, Mayo Clinic
Series A, Rev., VRDO, 1.04%, 6/7/2018 (c)	10,000	10,000
Series A, Rev., 4.00%, 11/15/2018 (c)	335	339
St. Paul Minnesota, Housing & Redevelopment Authority Health Care Series A, Rev., 2.00%, 11/15/2018	850	851

		12,129

Housing — 0.1%
City of St. Paul Park, Senior Housing & Health Care, Presbyterian Homes Bloomington Project
Rev., 3.00%, 9/1/2018	445	447
Rev., 3.00%, 9/1/2019	795	806
St. Paul Minnesota, Housing & Redevelopment Authority, Parking Enterprise Series A, Rev., 3.00%, 8/1/2020	515	526

		1,779

Other Revenue — 0.0% (b)
State of Minnesota, General Fund Appropriation Series B, Rev., 5.00%, 3/1/2020	400	422
State of Minnesota, Public Safety Radio Communications System Project Rev., AGC, 4.00%, 6/1/2018 (d)	25	25
State of Minnesota, Retirement System Building Rev., 2.00%, 6/1/2018	25	25

		472

Utility — 0.0% (b)
City of Chaska, Electric Generating Facilities Series A, Rev., 4.00%, 10/1/2018	20	20

Total Minnesota		24,109

Mississippi — 1.0%
General Obligation — 0.2%
County of Hinds Series A, GO, 2.00%, 8/1/2018	405	405
State of Mississippi Series F, GO, 5.00%, 11/1/2020	4,000	4,295

		4,700

Industrial Development Revenue/Pollution Control Revenue — 0.8%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series E, Rev., VRDO, 1.01%, 6/7/2018 (c)	6,200	6,200
Series A, Rev., VRDO, 1.05%, 6/7/2018 (c)	11,150	11,150

		17,350

Other Revenue — 0.0% (b)
Mississippi Development Bank, Rankin County Bond Project Rev., 3.00%, 3/1/2022	100	103

Total Mississippi		22,153

Missouri — 0.8%
Certificate of Participation/Lease — 0.1%
Blue Eye R-V School District
COP, 4.00%, 4/1/2019 (f)	135	137
COP, 4.00%, 4/1/2021 (f)	75	79
City of Arnold
COP, 3.00%, 12/15/2018	120	121
COP, 3.00%, 12/15/2019	120	121
City of Waynesville
Series C, COP, 2.00%, 4/15/2019	125	125
Series C, COP, 2.00%, 4/15/2020	250	249
County of Stone
COP, 3.00%, 12/1/2018	100	101
COP, 3.00%, 12/1/2019	100	101
COP, 3.00%, 12/1/2020	145	148

		1,182

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Industrial Development Revenue/Pollution Control Revenue — 0.1%
Branson IDA, Branson Shoppes Redevelopment Project Series A, Rev., 3.00%, 11/1/2018	250	251
Cape Girardeau County IDA, South Eastern Health
Rev., 5.00%, 3/1/2019	300	305
Rev., 5.00%, 3/1/2020	320	333
Hannibal IDA, Healthcare Facilities Rev., 5.00%, 10/1/2020	300	315
Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program Series A, Rev., 5.00%, 7/1/2018	20	20
Riverside IDA, Riverside Horizons Infrastructure Project Rev., 3.00%, 5/1/2019	2,055	2,074

		3,298

Other Revenue — 0.5%
Missouri State Board of Public Buildings Series A, Rev., 4.00%, 10/1/2018	25	25
Missouri State Regional Convention & Sports Complex Authority, Convention & Sports Facility Project Series 2013A, Rev., 5.00%, 8/15/2018	5,975	6,014
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 1.16%, 6/7/2018 (c) (g)	5,000	5,000

		11,039

Prerefunded — 0.0% (b)
Missouri State Health & Educational Facilities Authority, Health Facilities Series A, Rev., AGM, 5.50%, 11/15/2018 (d)	100	102
Missouri State Health & Educational Facilities Authority, Health Facilities, Coxhealth Series A, Rev., 5.50%, 11/15/2018 (d)	15	15

		117

Transportation — 0.1%
City of St. Louis, Lambert International Airport Series B, Rev., AGM, 5.00%, 7/1/2021	1,305	1,409

Total Missouri		17,045

Montana — 0.1%
Other Revenue — 0.1%
Montana Board of Investments, Municipal Finance Consolidation Act, Intercap Revolving Program Series 2000, Rev., 1.65%, 3/1/2019 (c)	2,600	2,600

Nebraska — 0.1%
General Obligation — 0.1%
Douglas County School District No. 17, Millard Public Schools GO, 4.00%, 6/15/2018	50	50
Papio-Missouri River Natural Resource District
GO, 3.00%, 12/15/2018	330	332
GO, 4.00%, 12/15/2019	720	744
GO, 4.00%, 12/15/2020	405	426

		1,552

Hospital — 0.0% (b)
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Series A, Rev., 3.00%, 7/1/2018	100	100
Series A, Rev., 4.00%, 7/1/2019	725	737

		837

Other Revenue — 0.0% (b)
Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement Rev., AGM, 3.00%, 12/15/2020	250	256

Prerefunded — 0.0% (b)
Douglas County Hospital Authority No. 3 Rev., BHAC-CR, 5.50%, 11/1/2018 (d)	20	20

Utility — 0.0% (b)
City of Lincoln, Electric System Rev., 5.00%, 9/1/2018	20	20

Total Nebraska		2,685

Nevada — 0.3%
General Obligation — 0.0% (b)
Clark County Water Reclamation District GO, 5.50%, 7/1/2018	30	30
Las Vegas Valley Water District
Series A, GO, 4.00%, 6/1/2018	35	35
Series B, GO, 4.00%, 6/1/2018	45	45

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
State of Nevada, Capital Improvement Series C, GO, 5.00%, 6/1/2018	105	105

		215

Hospital — 0.1%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2018	460	464
Rev., 5.00%, 9/1/2019	325	337
Rev., 5.00%, 9/1/2020	250	266
Rev., 5.00%, 9/1/2027	610	704

		1,771

Other Revenue — 0.0% (b)
City of Henderson Nevada Local Improvement District No. T-14 Rev., 2.50%, 3/1/2019	350	351
City of Henderson Nevada Local Improvement District No. T-17 Rev., 2.00%, 9/1/2019	200	200

		551

Prerefunded — 0.0% (b)
City of Reno Rev., AGM, 5.25%, 6/1/2018 (d)	20	20
City of Reno, Washoe Medical Center Series A, Rev., AGM, 5.25%, 6/1/2018 (d)	70	70
Clark County School District Series A, GO, 5.00%, 6/15/2018 (d)	310	310
Nevada System of Higher Education Series A, Rev., BHAC-CR, 5.00%, 7/1/2018 (d)	20	20
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax Rev., AGM, 5.00%, 6/1/2018 (d)	20	20

		440

Transportation — 0.0% (b)
County of Clark Department of Aviation, Airport System Series B, Rev., 5.00%, 7/1/2018	25	25

Utility — 0.2%
County of Clark, Nevada Power Company Projects Rev., 1.60%, 5/21/2020 (c)	3,000	2,961
County of Washoe, Gas & Water Facilities, Sierra Pacific Power Company Project Series B, Rev., 3.00%, 6/1/2022 (c)	580	591

		3,552

Water & Sewer — 0.0% (b)
Truckee Meadows Water Authority Series A, Rev., 4.00%, 7/1/2018	30	30

Total Nevada		6,584

New Hampshire — 0.1%
Education — 0.1%
New Hampshire Health & Education Facilities Authority Act, University System Series A, Rev., 5.00%, 7/1/2019	1,385	1,433

Prerefunded — 0.0% (b)
State of New Hampshire, Capital Improvement Series C, GO, 4.75%, 11/1/2018 (d)	55	56

Transportation — 0.0% (b)
New Hampshire State Turnpike System Rev., 5.00%, 10/1/2018	25	25

Total New Hampshire		1,514

New Jersey — 12.0%
Education — 0.3%
New Jersey Economic Development Authority, School Facilities Construction
Series DDD, Rev., 5.00%, 6/15/2019	500	514
Series DDD, Rev., 5.00%, 6/15/2020	500	524
Series PP, Rev., 5.00%, 6/15/2020	200	210
New Jersey EDA, School Facilities Construction Series XX, Rev., 5.00%, 6/15/2021	5,000	5,329
New Jersey Educational Facilities Authority, Princeton University Series A, Rev., 5.00%, 7/1/2018	20	20
New Jersey Educational Facilities Authority, The William Paterson University Rev., 5.00%, 7/1/2020	100	105

		6,702

General Obligation — 8.2%
Borough of Alpha GO, BAN, 2.50%, 12/10/2018	2,845	2,852
Borough of Avalon GO, BAN, 2.50%, 2/19/2019	9,254	9,297
Borough of Beachwood GO, BAN, 3.00%, 3/6/2019	12,556	12,663
Borough of Bound Brook GO, BAN, 2.75%, 4/19/2019	2,838	2,853
Borough of East Rutherford
GO, BAN, 2.25%, 10/19/2018	5,274	5,268
GO, AGM, 4.00%, 12/1/2018	260	262

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
GO, AGM, 5.00%, 12/1/2019	145	151
GO, AGM, 5.00%, 12/1/2020	290	308
Borough of Englewood Cliffs GO, BAN, 2.50%, 2/22/2019	5,284	5,309
Borough of Highlands GO, BAN, 2.25%, 10/5/2018	2,967	2,968
Borough of Matawan GO, BAN, 2.75%, 6/5/2019	2,606	2,624
Borough of Metuchen GO, 4.00%, 9/1/2018	25	25
Borough of Oakland GO, BAN, 2.50%, 12/14/2018	5,251	5,265
Borough of Ramsey, Water-Sewer Utility GO, BAN, 2.25%, 6/8/2018	3,280	3,280
Borough of Rockaway GO, BAN, 2.25%, 9/14/2018	6,173	6,179
Borough of Woodcliff Lake GO, BAN, 2.50%, 2/22/2019	5,530	5,556
Borough of Wood-Ridge GO, BAN, 2.25%, 11/8/2018	3,034	3,040
City of Atlantic
Series B, GO, AGM, 4.00%, 3/1/2019	250	254
Series B, GO, AGM, 5.00%, 3/1/2020	200	209
City of Atlantic, Tax Appeal Series A, GO, 5.00%, 3/1/2020	650	681
City of Burlington Series A, GO, BAN, 2.25%, 6/6/2018	2,588	2,588
City of Egg Harbor Series A, GO, BAN, 3.00%, 4/8/2019	865	871
City of Pleasantville Series A, GO, BAN, 2.25%, 8/16/2018	3,467	3,471
City of Union, County of Hudson Series 2017, GO, 4.00%, 11/1/2019	1,000	1,022
County of Burlington Series A-1, GO, 4.00%, 9/1/2018	25	25
County of Essex Series A, GO, 4.00%, 10/1/2018	15	15
County of Ocean GO, 4.00%, 8/1/2018	30	30
County of Somerset GO, 4.00%, 12/1/2018	20	20
Middletown Township Board of Education, School Building GO, 3.00%, 8/1/2018	30	30
Mullica Township School District
GO, 2.00%, 9/15/2018	106	106
GO, 2.00%, 9/15/2019	105	105
Parsippany-Troy Hills Township School District GO, 4.00%, 8/15/2018	25	25
Penns Grove-Carneys Point Regional School District GO, GAN, 2.25%, 7/13/2018	6,300	6,303
Township of Belleville GO, TAN, 3.00%, 4/17/2019	8,000	8,059
Township of Cherry Hill GO, BAN, 3.00%, 10/16/2018	2,977	2,992
Township of Clinton GO, BAN, 3.00%, 3/20/2019	2,732	2,752
Township of Edison, Sewer Utility GO, BAN, 3.00%, 2/8/2019	26,330	26,568
Township of Hillside
GO, BAN, 2.25%, 7/25/2018	4,542	4,546
GO, BAN, 2.50%, 8/3/2018	2,229	2,232
Township of Lebanon GO, BAN, 2.50%, 7/26/2018	3,823	3,827
Township of Lyndhurst GO, BAN, 2.50%, 3/14/2019	8,574	8,614
Township of Maple Shade GO, BAN, 2.25%, 6/28/2018	4,000	4,001
Township of Medford Series A, GO, BAN, 2.25%, 9/25/2018	5,822	5,831
Township of Mount Laure Series 2014, GO, 4.00%, 9/1/2018	20	20
Township of North Hanover Series A, GO, BAN, 2.50%, 10/23/2018	5,900	5,911
Township of Raritan, General Improvement GO, 5.00%, 8/15/2018	20	20
Township of South Brunswick Series 2014, GO, 4.00%, 9/1/2018	20	20
Township of Springfield GO, BAN, 2.25%, 8/3/2018	4,700	4,705
Township of West Orange
GO, BAN, 2.25%, 7/27/2018	6,592	6,594
GO, BAN, 2.25%, 9/7/2018	6,122	6,126
Township of Woodbridge GO, BAN, 2.00%, 8/17/2018	2,050	2,052

		178,525

Hospital — 0.0% (b)
New Jersey Health Care Facilities Financing Authority, Holy Name Medical Center Series 2010, Rev., 4.50%, 7/1/2020	375	394

Housing — 0.2%
New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Camden Townhouses Project Series F, Rev., 1.35%, 2/1/2019 (c)	3,500	3,481

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Passaic County Utilities Authority, Solid Waste Disposal
Series 2018, Rev., 4.13%, 3/1/2019	170	173
Series 2018, Rev., 4.25%, 3/1/2020	180	187
Series 2018, Rev., 4.38%, 3/1/2021	255	270

		630

Other Revenue — 1.7%
Atlantic County Improvement Authority, Aviation Park Project Rev., 2.00%, 10/3/2018	6,500	6,506
Bergen County Improvement Authority, Guaranteed Governmental Loan Rev., 4.00%, 8/15/2018	25	25
Burlington County Bridge Commission, Governmental Leasing Program Series A, Rev., 5.00%, 10/15/2018	30	30
Gloucester County Improvement Authority Series A, Rev., 5.00%, 11/1/2019	500	520
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2018-E117, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.99%, 6/1/2018 (c) (g)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XL0058, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 6/7/2018 (c) (g)	2,500	2,500
The Cumberland County Improvement Authority, Vineland Public Safety Building Project Series 2017, Rev., 5.00%, 12/15/2021	340	371
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2019	3,500	3,609
Series A, Rev., 5.00%, 6/1/2020	3,000	3,176

		36,737

Prerefunded — 0.1%
County of Burlington, General Improvement Series A, GO, 4.00%, 9/1/2018 (d)	25	25
New Jersey Economic Development Authority, School Facilities Construction
Series Y, Rev., 4.50%, 9/1/2018 (d)	25	25
Series Z, Rev., AGC, 5.50%, 12/15/2018 (d)	85	87
New Jersey Educational Facilities Authority, College of New Jersey Series D, Rev., AGM, 5.00%, 7/1/2018 (d)	130	130
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation
Rev., 5.00%, 10/1/2018 (d)	30	30
Rev., 5.25%, 10/1/2018 (d)	35	36
New Jersey Health Care Facilities Financing Authority, Meridian Health System Rev., AGC, 5.00%, 7/1/2018 (d)	805	805
State of New Jersey, Equipment Lease Purchase
Series A, COP, 5.00%, 6/15/2018 (d)	40	40
Series A, COP, 5.25%, 6/15/2019 (d)	25	26

		1,204

Transportation — 1.5%
New Jersey Transportation Trust Fund Authority, Transportation Program Series BB-1, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 2.06%, 6/7/2018 (e)	700	702
New Jersey Transportation Trust Fund Authority, Transportation System
Rev., 5.00%, 12/15/2018	20,000	20,298
Series B-4, Rev., 5.25%, 12/15/2019	225	235
New Jersey Turnpike Authority
Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%, 8.00% Cap), 1.68%, 7/2/2018 (e)	4,000	3,998
Series B, Rev., 5.00%, 1/1/2025	5,345	5,963

		31,196

Water & Sewer — 0.0% (b)
Logan Township Municipal Utilities Authority Rev., 4.00%, 5/1/2020 (f)	100	103

Total New Jersey		258,972

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New Mexico — 0.3%
Education — 0.0% (b)
University of New Mexico (The), Refunding & Improvement, Subordinated Lien Series A, Rev., 2.00%, 6/1/2018	30	30

General Obligation — 0.2%
Albuquerque Municipal School District No. 12 Series D, GO, 4.00%, 8/1/2018	50	50
Jal Public School District No. 19, Credit Enhancement Program GO, AGM, 5.00%, 8/1/2019	880	911
Santa Fe Public School District
GO, 3.00%, 8/1/2018	25	25
Series 2015, GO, 5.00%, 8/1/2018	2,500	2,514
Silver City Consolidated School District No. 1, School Building GO, 2.00%, 8/1/2018	500	500

		4,000

Other Revenue — 0.0% (b)
City of Rio Rancho Series 2013, Rev., 4.00%, 6/1/2018	25	25
State of New Mexico, Severance Tax Permanent Fund Series A, Rev., 5.00%, 7/1/2018	60	60

		85

Prerefunded — 0.0% (b)
Albuquerque Bernalillo County Water Utility Authority, Joint Water & Sewer System Improvement Series A, Rev., 5.00%, 7/1/2018 (d)	25	25
County of Los Alamos Rev., 6.00%, 6/1/2018 (d)	25	25

		50

Water & Sewer — 0.1%
Albuquerque Bernalillo County Water Utility Authority, Joint Water & Sewer System Improvement Rev., 5.00%, 7/1/2018	2,750	2,757

Total New Mexico		6,922

New York — 19.6%
Education — 1.0%
Board of Cooperative Educational Services for the Sole Supervisory District
Rev., RAN, 2.25%, 6/22/2018	5,000	5,001
Rev., RAN, 2.00%, 6/29/2018	13,500	13,504
New York State Dormitory Authority, University of Rochester Series 2006A-1, Rev., VRDO, LOC: Barclays Bank plc, 1.07%, 6/7/2018 (c)	4,440	4,440

		22,945

General Obligation — 8.5%
Amsterdam City School District Series A, GO, BAN, 2.25%, 6/29/2018	6,500	6,501
Binghamton City School District GO, RAN, 2.50%, 1/25/2019	3,500	3,515
City of New York
Series E, Subseries E-3, GO, VRDO, LOC: Bank of America NA, 1.02%, 6/7/2018 (c)	15,000	15,000
Subseries J-1, GO, 4.00%, 8/1/2018	20	20
City of New York, Fiscal Year 2013 Series J, GO, 5.00%, 8/1/2018	25	25
City of Olean GO, BAN, 2.25%, 6/14/2018	3,635	3,636
City of Syracuse, School District Purposes Series A, GO, RAN, 2.25%, 6/29/2018	14,500	14,508
City of Troy Series B, GO, BAN, 2.25%, 8/3/2018	2,008	2,010
City of Watertown Series A, GO, BAN, 3.00%, 4/1/2019	4,360	4,400
County of Cattaraugus GO, BAN, 2.75%, 4/3/2019	707	711
County of Erie GO, RAN, 2.00%, 6/30/2018	7,665	7,668
County of Nassau Series B, GO, TAN, 3.00%, 9/18/2018	22,495	22,591
County of Schoharie GO, BAN, 2.50%, 2/8/2019	14,700	14,744
East Hampton Union Free School District GO, 4.00%, 6/1/2018	20	20
East Ramapo Central School District GO, BAN, 3.00%, 4/26/2019	9,797	9,874
Gouverneur Central School District GO, BAN, 2.25%, 6/28/2018	16,035	16,043
Harpursville Central School District GO, RAN, 2.25%, 6/29/2018	1,875	1,876
Harrisville Central School District GO, BAN, 2.25%, 6/29/2018	3,500	3,501
Marcellus Central School District GO, BAN, 3.00%, 2/22/2019	6,713	6,772

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Mattituck, Cutchogue Union Free School District GO, TAN, 2.25%, 6/27/2018	6,405	6,408
Portville Central School District GO, BAN, 2.25%, 6/29/2018	6,100	6,102
Rocky Point Union Free School District GO, 5.00%, 6/1/2018	20	20
Sewanhaka Central High School District of Elmont GO, TAN, 2.25%, 6/22/2018	7,000	7,002
Town of Corning Series A, GO, BAN, 2.25%, 8/15/2018	3,292	3,297
Town of Islip, Public Improvement Series A, GO, 4.00%, 11/15/2020	500	505
Town of LaGrange Series B, GO, BAN, 2.50%, 6/14/2018	1,067	1,067
Town of Oyster Bay
Series A, GO, BAN, 3.50%, 6/1/2018	500	500
Series C, GO, BAN, 4.00%, 6/1/2018	100	100
Town of Phelps GO, BAN, 2.25%, 7/6/2018	1,530	1,530
Weedsport Central School District GO, BAN, 2.50%, 7/13/2018	4,450	4,454
West Canada Valley Central School District GO, BAN, 2.00%, 6/14/2018	6,460	6,460
West Seneca Fire District No. 2 Series B, GO, BAN, 2.25%, 7/11/2018	8,000	8,005
West Webster Fire District GO, BAN, 1.75%, 7/13/2018	5,000	5,000

		183,865

Hospital — 0.1%
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project
Series A, Rev., 2.00%, 11/1/2018	515	514
Series A, Rev., 2.00%, 11/1/2019	550	546
Series A, Rev., 3.00%, 11/1/2020	575	580

		1,640

Housing — 0.1%
Amherst Development Corp., Student Housing Facility, Greiner & Hadley Refunding Projects Series A, Rev., 3.00%, 10/1/2018	2,360	2,371

Industrial Development Revenue/Pollution Control Revenue — 0.9%
Syracuse City Industrial Development Agency, Syracuse University Project Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.03%, 6/7/2018 (c)	20,145	20,145

Other Revenue — 2.1%
Albany Capital Resource Corp., Albany Law School of Union University Refunding Project Rev., 3.00%, 7/1/2018	340	340
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003
Subseries A-4, Rev., VRDO, 0.85%, 6/1/2018 (c)	1,250	1,250
Series 2003A-1, Rev., 5.00%, 11/1/2018	1,000	1,014
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010
Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.05%, 6/7/2018 (c)	14,675	14,675
Series D, Rev., 5.00%, 11/1/2018	25	25
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Subseries A-7, Rev., VRDO, 1.04%, 6/7/2018 (c)	12,055	12,055
Subseries F-1, Rev., 5.00%, 2/1/2019	150	154
New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, 1.09%, 6/7/2018 (c)	4,000	4,000
New York State Dormitory Authority, North Shore, Long Island Jewish Obligated Group Series A, Rev., 4.00%, 5/1/2020	150	156
Schenectady Metroplex Development Authority Series A, Rev., BAN, 3.00%, 12/28/2018	1,240	1,250
Tender Option Bond Trust Receipts/Certificates Series 2017-XF0591, Rev., VRDO, LIQ: Bank of America NA, 1.19%, 6/7/2018 (c) (g)	10,000	10,000
TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2019	150	154

		45,073

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.1%
Onondaga County Water Authority Series A, Rev., 5.00%, 9/15/2018 (d)	50	51
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels Series A, Rev., 5.00%, 1/1/2022 (d)	1,120	1,240

		1,291

Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series C, Rev., 5.00%, 6/15/2018	20	20
Series A, Rev., 5.00%, 2/15/2021	200	216
New York State Environmental Facilities Corp., State Personal Income Tax Series A, Rev., 5.25%, 12/15/2018	25	26

		262

Transportation — 4.8%
Metropolitan Transportation Authority
Subseries E-3, Rev., VRDO, LOC: Citibank NA, 0.94%, 6/7/2018 (c)	2,955	2,955
Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.96%, 6/7/2018 (c)	8,710	8,710
Series A, Rev., 5.75%, 7/1/2018	20	20
Rev., (ICE LIBOR USD 1 Month + 0.30%, 10.00% Cap), 1.58%, 7/2/2018 (e)	2,630	2,626
Series C-2D, Rev., BAN, 4.00%, 5/15/2019	15,000	15,325
Series A-3, Rev., BAN, 4.00%, 8/15/2019	13,750	14,120
New York State Thruway Authority Series A, Rev., 5.00%, 5/1/2019	24,395	25,131
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,000	15,138
Port Authority of New York & New Jersey, Consolidated Series 180, Rev., 4.00%, 6/1/2018	20	20
Port Authority of New York & New Jersey, Consolidated, 173rd Series Rev., 5.00%, 12/1/2018	100	102
Triborough Bridge & Tunnel Authority Series B, Rev., VRDO, LOC: State Street Bank & Trust, 0.92%, 6/7/2018 (c)	12,950	12,950
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels
Series B-4D, Rev., (ICE LIBOR USD 1 Month + 0.58%, 9.00% Cap), 1.86%, 7/2/2018 (e)	1,500	1,502
Series A, Rev., 4.00%, 11/15/2018	2,210	2,235
Series A, Rev., 5.00%, 11/15/2018	4,010	4,073
Series B, Rev., 5.00%, 11/15/2018	20	21

		104,928

Utility — 0.0% (b)
Long Island Power Authority, Electric System Series A, Rev., AGM, Zero Coupon, 12/1/2018	25	25

Water & Sewer — 2.0%
New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008 Subseries B-4, Rev., VRDO, 1.04%, 6/7/2018 (c)	25,000	25,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, 1.07%, 6/7/2018 (c)	12,560	12,560
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015 Series BB-3, Rev., VRDO, 0.98%, 6/7/2018 (c)	5,680	5,680
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects Series A, Rev., 5.00%, 6/15/2018	20	20

		43,260

Total New York		425,805

North Carolina — 1.2%
Education — 0.2%
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2019	250	257
Rev., 5.00%, 6/1/2020	275	290

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%, 12.00% Cap), 1.68%, 7/2/2018 (e)	3,250	3,268
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina
Rev., AGM, 3.00%, 10/1/2018	110	110
Rev., AGM, 4.00%, 10/1/2019	90	92
Rev., AGM, 4.00%, 10/1/2020	120	126

		4,143

General Obligation — 0.1%
County of Lincoln Series A, GO, 4.00%, 6/1/2019	2,535	2,593
State of North Carolina Series A, GO, 5.00%, 6/1/2019	500	516

		3,109

Hospital — 0.2%
North Carolina Medical Care Commission, Firsthealth Carolinas Series A, Rev., VRDO, 1.07%, 6/7/2018 (c)	2,935	2,935
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc., Retirement Facilities
Rev., 5.00%, 10/1/2018	180	181
Rev., 5.00%, 10/1/2019	275	285
Northern Hospital District of Surry County, Health Care Facilities Rev., 4.00%, 10/1/2018	380	382

		3,783

Other Revenue — 0.0% (b)
City of Winston-Salem Series C, Rev., 4.00%, 6/1/2018	25	25
County of Bladen Rev., 4.00%, 6/1/2018	25	25
County of Chatham Series 2014, Rev., 5.00%, 11/1/2019	210	220

		270

Prerefunded — 0.0% (b)
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5.00%, 8/1/2018 (d)	45	45

Transportation — 0.0% (b)
North Carolina Turnpike Authority, Monroe Connector System Series 2011, Rev., 5.00%, 7/1/2020	420	447

Water & Sewer — 0.7%
City of Charlotte, Water & Sewer System
Series B, Rev., VRDO, 1.06%, 6/7/2018 (c)	4,810	4,810
Series 2015, Rev., 5.00%, 7/1/2018	3,650	3,660
City of Greensboro, Combined Enterprise System Series A, Rev., VRDO, 1.02%, 6/7/2018 (c)	6,005	6,005

		14,475

Total North Carolina		26,272

North Dakota — 0.0% (b)
Hospital — 0.0% (b)
City of Grand Forks, Health Care System, Altru Health System Obligated Group Series A, Rev., 5.00%, 12/1/2018	270	274

Ohio — 3.9%
Certificate of Participation/Lease — 0.0% (b)
Goshen Local School District, School Facilities Project
COP, 4.00%, 12/15/2018	170	172
COP, 4.00%, 12/15/2019	240	247
COP, 1.50%, 12/15/2020	280	275

		694

Education — 0.3%
Lorain County Community College District Rev., 2.00%, 12/1/2018	225	226
Miami University, A State University of Ohio Rev., 4.00%, 9/1/2018	50	50
Ohio State University (The), General Receipts Rev., VRDO, 1.03%, 6/7/2018 (c)	5,300	5,300
University of Cincinnati, General Receipts
Series C, Rev., 4.00%, 6/1/2018	25	25
Series A, Rev., 5.00%, 6/1/2018	25	25

		5,626

General Obligation — 1.7%
Antwerp Local School District, School Facilities Construction & Improvement GO, 3.00%, 12/1/2018	215	216
City of Cincinnati, Unlimited Tax Refunding & Improvement
Series 2014A, GO, 5.00%, 12/1/2018	2,000	2,033
Series 2014A, GO, 5.00%, 12/1/2019	5,925	6,203

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
City of Cleveland Heights GO, BAN, 2.30%, 7/24/2018	645	645
City of Cuyahoga Falls, Various Purpose GO, BAN, 1.75%, 8/8/2018	3,500	3,500
City of Elyria, Improvement & Refunding, Various Purpose
GO, 3.00%, 12/1/2018	685	689
GO, 5.00%, 12/1/2019	1,340	1,402
City of Elyria, Various Purpose GO, BAN, 2.38%, 5/23/2019	820	824
City of Fairborn, Various Purpose Series B, GO, BAN, 1.75%, 9/7/2018	425	425
City of Fairfield, Various Purpose GO, BAN, 2.50%, 5/1/2019	3,300	3,317
City of Forest Park, Various Purpose GO, BAN, 1.75%, 8/22/2018	1,360	1,360
City of Highland Heights, Various Purpose GO, BAN, 1.75%, 6/14/2018	1,000	1,000
City of Marietta, Various Purpose Series A, GO, BAN, 3.00%, 5/9/2019	3,973	4,004
City of Middletown, Various Purpose
GO, 4.00%, 12/1/2018	250	253
GO, 4.00%, 12/1/2019	500	514
City of North Olmsted, Capital Improvements GO, BAN, 2.50%, 4/23/2019	615	618
City of Seven Hills, Capital Improvement GO, BAN, 2.25%, 6/28/2018	500	500
City of Seven Hills, Street Improvement GO, BAN, 2.25%, 8/2/2018	650	651
City of Springboro GO, 5.00%, 12/1/2018	25	25
City of Toledo
GO, AGM, 2.00%, 12/1/2019	180	180
GO, AGM, 4.00%, 12/1/2020	100	105
County of Crawford, Various Purpose GO, AGM, 2.00%, 12/1/2018	225	225
County of Lake, Water Utilities Improvement GO, 1.50%, 6/14/2018	1,000	1,000
County of Lucas, Various Purpose Improvement GO, BAN, 2.00%, 7/11/2018	5,000	5,002
Madison Local School District, Energy Conservation Improvement GO, BAN, 2.00%, 10/4/2018	645	646
Painesville City Local School District, School Improvement GO, Zero Coupon, 12/1/2018	95	94
Riverside Local School District, School Construction & Improvement Series C, GO, 5.00%, 10/1/2018	100	101
State of Ohio, Higher Education
Series C, GO, 4.00%, 8/1/2018	65	66
Series A, GO, 5.00%, 8/1/2018	25	25
Series B, GO, 5.00%, 8/1/2018	45	45
Wauseon Exempted Village School District, Classroom Facilities & School Improvement GO, 2.00%, 12/1/2018	230	230

		35,898

Hospital — 1.2%
Akron, Bath & Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	135
City of Centerville, Graceworks Lutheran Services
Rev., 5.00%, 11/1/2020	275	289
Rev., 5.00%, 11/1/2021	285	303
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,196
County of Franklin, Hospital Facilities, U.S. Health Corp. Series A, Rev., VRDO, LOC: Northern Trust Co., 1.05%, 6/7/2018 (c)	10,350	10,350
County of Franklin, Trinity Health Credit Group Rev., 1.80%, 8/1/2018 (c)	5,000	4,986
State of Ohio, Capital Facilities Lease Appropriation, Mental Health Improvement Fund Project Series A, Rev., 4.00%, 6/1/2018	25	25
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 1.30%, 6/1/2018 (c)	8,250	8,250

		26,534

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Ohio State Water Development Authority, Water Pollution Control Loan Fund Series B, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.22%), 1.28%, 6/7/2018 (e)	13,935	13,909

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.0% (b)
City of Cincinnati, Economic Development, Baldwin 300 Project Series B, Rev., 5.00%, 11/1/2018 (d)	20	20
City of North Canton Series A, GO, AGC, 5.00%, 6/1/2018 (d)	25	25
Dublin City School District, School Facilities Construction & Improvement GO, 5.00%, 12/1/2018 (d)	25	25
Miamisburg City School District, Facilities Construction & Improvement GO, 5.00%, 12/1/2018 (d)	25	26
Monroeville Local School District, School Improvement GO, 4.00%, 12/1/2018 (d)	20	20
Northmor Local School District, School Facilities Construction & Improvement GO, 5.00%, 11/1/2018 (d)	50	51
St. Mary’s City School District, School Facilities Construction & Improvement GO, AGM, 4.50%, 6/1/2018 (d)	25	25
State of Ohio, Infrastructure Project Series 1, Rev., 5.75%, 6/15/2018 (d)	35	35

		227

Transportation — 0.0% (b)
Ohio Turnpike & Infrastructure Commission, Junior Lien, Infrastructure Projects Series A-1, Rev., 5.00%, 2/15/2019	735	752

Water & Sewer — 0.0% (b)
City of Cincinnati, Water System Series A, Rev., 5.00%, 12/1/2018	20	20
County of Butler Rev., 4.00%, 12/1/2018	30	31

		51

Total Ohio		83,691

Oklahoma — 0.2%
Education — 0.1%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2018	335	336
Rev., 3.00%, 9/1/2019	1,000	1,012
Cleveland County Educational Facilities Authority, Educational Facilities Lease, Noble Public Schools Project
Rev., 4.00%, 9/1/2018	125	125
Rev., 4.00%, 9/1/2019	120	123
Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 5.00%, 6/1/2019	300	309
Okarche Economic Development Authority, Okarche Public Schools Project Rev., 4.00%, 9/1/2019	125	128
Oklahoma Agricultural & Mechanical Colleges, State University Rev., 3.50%, 7/1/2018 (d)	50	50
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project Series 2018, Rev., 5.00%, 10/1/2018	160	162
Oklahoma County Finance Authority, Educational Facilities, Lease Western Harrah Public Schools Project Rev., 2.00%, 9/1/2018	200	200
Sequoyah County Educational Facilities Authority, Sallisaw Public Schools Project Rev., 2.00%, 9/1/2018	500	500

		2,945

General Obligation — 0.0% (b)
State of Oklahoma, Building Commission Series A, GO, 5.00%, 7/15/2018	50	50

Housing — 0.1%
Oklahoma Housing Finance Agency, Green Rural Development Portfolio Series 2018, Rev., 1.90%, 3/1/2020 (c)	1,500	1,496

Prerefunded — 0.0% (b)
Grand River Dam Authority Series A, Rev., BHAC, 5.00%, 6/1/2018 (d)	30	30

Utility — 0.0% (b)
Stillwater Utilities Authority, Utility System & Sales Tax Series A, Rev., 4.00%, 10/1/2018	75	76

Total Oklahoma		4,597

Oregon — 0.5%
Certificate of Participation/Lease — 0.1%
Oregon Education Districts Series A, COP, 2.50%, 12/31/2018	1,800	1,808

General Obligation — 0.1%
Clackamas & Washington Counties School District No. 3 Series A, GO, NATL-RE, Zero Coupon, 6/15/2018	25	25
Clackamas County School District No. 12
GO, AGM, 5.00%, 6/15/2018	135	135
Series A, GO, Zero Coupon, 6/15/2019	250	246

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
County of Washington Series 2016, GO, 5.00%, 6/1/2021	1,875	2,044
Lane County, Bethel School District No. 52 GO, 4.00%, 6/15/2018	25	25
Lane County, Mapleton School District No. 32 GO, 2.00%, 6/15/2018	60	60
State of Oregon Series L, GO, 5.00%, 11/1/2018	25	25

		2,560

Hospital — 0.3%
Klamath Falls Intercommunity Hospital Authority, Sky Lakes Medical Center Project Rev., 3.00%, 9/1/2018	100	100
Salem Hospital Facility Authority, Hospital Project Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.04%, 6/7/2018 (c)	5,350	5,350

		5,450

Prerefunded — 0.0% (b)
Chemeketa Community College District GO, 5.50%, 6/15/2018 (d)	40	40
City of Portland, Sewer System Series B, Rev., AGM, 5.00%, 6/15/2018 (d)	195	195
Port of Portland, Airport Revenue Series 19, Rev., 5.00%, 7/1/2018 (d)	20	20
State of Oregon, Higher Education Series A, GO, 5.00%, 8/1/2018 (d)	20	20

		275

Transportation — 0.0% (b)
Tri-County Metropolitan Transportation District of Oregon, Capital Grant Receipts Series A, Rev., GRAN, 5.00%, 10/1/2018	35	36

Total Oregon		10,129

Pennsylvania — 3.4%
Education — 0.9%
Chester County Health & Education Facilities Authority, Immaculata University Project Rev., 3.00%, 11/1/2018	255	255
Pennsylvania Higher Educational Facilities Authority
Series AT-1, Rev., 5.00%, 6/15/2018	215	215
Series A, Rev., 5.00%, 9/1/2019 (d)	8,950	9,313
Series AN, Rev., 5.00%, 6/15/2020	5,975	6,318
Pennsylvania Higher Educational Facilities Authority, Aicup Financing Program-York College of Pennsylvania Project Rev., 2.23%, 5/1/2019 (c)	1,000	1,000
Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges Rev., 2.72%, 5/1/2021 (c)	2,500	2,523
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2018	25	25
Rev., 5.00%, 8/15/2019	200	208
Pennsylvania Higher Educational Facilities Authority, Widener University Rev., 2.00%, 7/15/2019	290	288
Snyder County Higher Education Authority, Susquehanna University Project Rev., 4.00%, 1/1/2019	375	379
State Public School Building Authority, Northampton Community College Project Rev., 4.00%, 6/15/2018	25	25

		20,549

General Obligation — 0.8%
City of Easton Series A, GO, AGM, 2.00%, 11/15/2018	350	351
Commonwealth of Pennsylvania Series 2015, GO, 5.00%, 8/15/2022	8,995	9,936
County of Centre GO, 5.00%, 6/1/2018	30	30
County of Luzerne Series 2018, GO, TRAN, 3.00%, 6/29/2018	4,000	4,002
Cumberland Valley School District, Refunding & Improvement Series A, GO, 4.00%, 11/15/2018	20	20
Fox Chapel Area School District GO, 3.00%, 8/1/2018	30	30
Great Valley School District GO, 4.00%, 11/1/2018	20	20
Municipality of Monroeville GO, 3.00%, 6/1/2020	1,075	1,095

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Pine-Richland School District Series A, GO, 2.00%, 7/15/2018	50	50
Souderton Area School District Series A, GO, 4.00%, 11/15/2018	20	20
The School Board of Philadelphia County Series A, GO, 5.00%, 9/1/2019	500	519
Township of Exeter GO, AMBAC, 5.30%, 7/15/2018	50	50
Township of Upper Darby GO, AGM, 2.00%, 5/1/2019	210	210

		16,333

Hospital — 0.1%
Montgomery County Higher Education & Health Authority, Thomas Jefferson University Rev., 5.00%, 9/1/2019	500	519
Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System, Hospital Revenue Rev., 5.00%, 7/1/2019	1,000	1,026

		1,545

Housing — 0.0% (b)
Philadelphia Housing Authority, PHA Headquarters Project Rev., 4.00%, 5/1/2019	250	255

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Lackawanna County Industrial Development Authority, University of Scranton
Rev., 3.00%, 11/1/2018	25	25
Rev., 3.00%, 11/1/2019	50	51
Rev., 4.00%, 11/1/2020	100	104
Rev., 5.00%, 11/1/2021	1,000	1,082
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 1.55%, 12/3/2018 (c)	300	299

		1,561

Other Revenue — 1.4%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (g)	250	268
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2020	555	585
Series 2018, Rev., 5.00%, 6/1/2021	535	575
Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., 2.00%, 4/30/2020 (c)	250	249
Emmaus General Authority Rev., VRDO, AGM, 1.56%, 12/1/2028 (c)	7,855	7,855
Pennsylvania Economic Development Financing Authority, Unemployment Compensation Series A, Rev., 5.00%, 7/1/2018	1,070	1,073
Philadelphia Municipal Authority, City Agreement, Juvenile Justice Services Center Rev., 4.00%, 4/1/2019	195	198
Tender Option Bond Trust Receipts/Certificates
Series 2018-XL0060, Rev., VRDO, LIQ: Barclays Bank plc, 1.16%, 6/7/2018 (c) (g)	5,650	5,650
Series 2018-XX1, Rev., VRDO, LIQ: Barclays Bank plc, LOC: Barclays Bank plc, 1.16%, 6/7/2018 (c) (g)	8,000	8,000
Series 2018-XM0594, Rev., VRDO, LIQ: Barclays Bank plc, 1.18%, 6/7/2018 (c) (g)	4,600	4,600
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., 2.25%, 6/1/2020 (c)	1,850	1,858

		30,911

Prerefunded — 0.0% (b)
County of Allegheny, West Mifflin Area School District GO, AGM, 5.38%, 10/1/2018 (d)	15	15
County of Lehigh Rev., AGM, 5.00%, 7/1/2018 (d)	25	25
Doylestown Hospital Authority Series A, Rev., AGC, 5.00%, 7/1/2018 (d)	50	50
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System Series B, Rev., 6.00%, 8/15/2018 (d)	20	20
Pennsylvania Turnpike Commission
Series A1, Rev., AGC, 5.00%, 6/1/2018 (d)	95	95
Series B-1, Rev., 5.00%, 6/1/2018 (d)	25	25
Series B-1, Rev., 5.25%, 6/1/2018 (d)	25	25
Series B-1, Rev., 5.63%, 6/1/2018 (d)	30	30
Series C, Rev., AGC, 6.00%, 6/1/2018 (d)	20	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
The School Board of Philadelphia County Series F, GO, BHAC, 5.13%, 9/1/2018 (d)	35	35
West Shore School District GO, AGC, 4.50%, 5/15/2019 (d)	25	26

		366

Transportation — 0.0% (b)
Pennsylvania Turnpike Commission
Series B, Subseries B-2, Rev., 5.00%, 6/1/2018	70	70
Series B, Subseries B-2, Rev., 5.00%, 6/1/2019	75	77
Series B, Subseries B-2, Rev., 5.00%, 6/1/2020	50	53
Pennsylvania Turnpike Commission, Senior Lien Series A, Rev., 5.00%, 12/1/2020	110	118

		318

Utility — 0.1%
City of Philadelphia, Gas Works, 1998 General Ordinance, Fifteen Rev., 3.00%, 8/1/2019	2,100	2,124

Total Pennsylvania		73,962

Rhode Island — 0.3%
Hospital — 0.2%
Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.06%, 6/7/2018 (c)	5,205	5,205

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Rhode Island Infrastructure Bank, Water Pollution Control Revolving Fund Series A, Rev., 5.00%, 10/1/2018	35	35

Other Revenue — 0.0% (b)
Providence Public Building Authority, Capital Improvement
Series A, Rev., 3.00%, 9/15/2018	125	125
Series A, Rev., 4.00%, 9/15/2019	250	255
Series A, Rev., 5.00%, 9/15/2020	200	211
Tobacco Settlement Financing Corp., Asset-Backed Series A, Rev., 4.00%, 6/1/2018	205	205

		796

Transportation — 0.1%
Rhode Island Commerce Corp., First Lien Special Facility, Rhode Island Airport Corp. Intermodal Facility Project
Series 2018, Rev., 5.00%, 7/1/2019	500	516
Series 2018, Rev., 5.00%, 7/1/2020	585	618

		1,134

Total Rhode Island		7,170

South Carolina — 1.3%
Education — 0.1%
County of Spartanburg, School District No. 7 Rev., 3.00%, 12/1/2018	300	302
Educational Facilities Authority, Wofford College Series B, Rev., 2.38%, 4/1/2022 (c)	500	494

		796

General Obligation — 0.0% (b)
County of Florence GO, 4.00%, 6/1/2018	20	20
State of South Carolina, Highway Series A, GO, 5.00%, 6/1/2018	25	25

		45

Hospital — 1.2%
Greenville Health System Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.04%, 6/7/2018 (c)	24,810	24,810
Lexington County Health Services District, Inc., Hospital, LexMed Obligated Group Series 2017, Rev., 5.00%, 11/1/2018	750	760

		25,570

Prerefunded — 0.0% (b)
University of South Carolina, Higher Education Series A, Rev., AGM, 5.00%, 6/1/2018 (d)	500	500

Utility — 0.0% (b)
Piedmont Municipal Power Agency, Electric Series A, Rev., 5.00%, 1/1/2019	250	254

Total South Carolina		27,165

South Dakota — 0.0% (b)
Housing — 0.0% (b)
South Dakota Board of Regents, Housing & Auxiliary Facility System Series 2017, Rev., 5.00%, 4/1/2022	375	413

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.0% (b)
South Dakota State Building Authority
Series A, Rev., 3.00%, 6/1/2019	150	152
Series A, Rev., 3.00%, 6/1/2020	200	204

		356

Prerefunded — 0.0% (b)
South Dakota State Building Authority Rev., AGM, 5.00%, 6/1/2018 (d)	45	45

Total South Dakota		814

Tennessee — 1.4%
Education — 0.9%
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board Rev., 1.30%, 7/1/2019 (c)	6,250	6,202
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, East Webster Street Apartments Project Rev., 2.05%, 4/1/2020 (c)	2,500	2,506
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Oakwood Flats Apartments Project Rev., 2.10%, 10/1/2020 (c)	6,500	6,512
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Twelfth & Wedgewood Apartments Project Series 2017, Rev., 1.80%, 12/1/2019 (c)	4,000	3,990

		19,210

General Obligation — 0.2%
City of Oak Ridge GO, 4.00%, 6/1/2018	25	25
County of Monroe GO, BAN, 1.20%, 6/15/2019	3,500	3,482
County of Sumner, School & Public Improvement Series 2013, GO, 5.00%, 12/1/2019	105	110

		3,617

Utility — 0.3%
City of Knoxville, Gas System Series W, Rev., 5.00%, 3/1/2019	120	123
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2019	625	636
Series A, Rev., 4.00%, 5/1/2020	780	806
Series A, Rev., 4.00%, 5/1/2021	730	763
Series A, Rev., 4.00%, 5/1/2023 (c)	4,215	4,477

		6,805

Water & Sewer — 0.0% (b)
Jackson Energy Authority, Wastewater System
Rev., 5.00%, 12/1/2018	425	432
Rev., 5.00%, 12/1/2019	350	367

		799

Total Tennessee		30,431

Texas — 6.5%
Education — 1.6%
Arlington Higher Education Finance Corp., Uplift Education
Series A, Rev., PSF-GTD, 2.00%, 12/1/2018	700	701
Series A, Rev., PSF-GTD, 3.00%, 12/1/2019	435	443
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series C, Rev., 5.00%, 8/1/2024	200	228
Series C, Rev., 5.00%, 8/1/2025	200	231
Austin Community College District Public Facility Corp., Lease, Round Rock Campus Rev., 5.00%, 8/1/2018	30	30
Austin Community College District, Combined Fee
Rev., 5.00%, 2/1/2020	110	115
Rev., 5.00%, 2/1/2021	160	172
Rev., 5.00%, 2/1/2022	165	181
Rev., 5.00%, 2/1/2023	170	189
County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital
Rev., 5.00%, 11/15/2018	3,155	3,201
Series D, Rev., 5.00%, 11/15/2018 (d)	25	25
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Rev., VRDO, 1.03%, 6/7/2018 (c)	18,795	18,795
Series D, Rev., VRDO, 1.03%, 6/7/2018 (c)	8,800	8,800
Harris County Cultural Education Facilities Finance Corp., TECO Project Series 2017, Rev., 5.00%, 11/15/2019	175	183

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project Rev., 5.00%, 1/1/2020	195	202
Newark Higher Education Finance Corp., Orenda Education Rev., PSF-GTD, 4.00%, 8/15/2019	200	205
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project Rev., 5.00%, 11/15/2018	300	304
Texas Woman’s University Series 2012, Rev., 5.00%, 7/1/2018	25	25
University of Texas, Board of Regents, Financing System Series D, Rev., 5.00%, 8/15/2018	25	25

		34,055

General Obligation — 3.0%
City of Austin GO, 4.00%, 9/1/2018	20	20
City of Forney GO, AGC, 4.00%, 8/15/2018	25	25
City of Granbury
Series 2018, GO, 2.00%, 8/15/2019	160	161
Series 2018, GO, 2.00%, 8/15/2020	185	185
City of Mercedes GO, AGC, 3.00%, 8/15/2018	50	50
City of Missouri City Series B, GO, 5.00%, 6/15/2018	55	55
City of Odessa
Series 2017, GO, 4.00%, 3/1/2019	360	366
Series 2017, GO, 4.00%, 3/1/2020	300	310
City of Pflugerville GO, 3.00%, 8/1/2018	50	50
Clear Creek Independent School District, School Building Series B, GO, PSF-GTD, 1.45%, 8/14/2020 (c)	2,200	2,159
Corpus Christi Independent School District, School Building Series A, GO, PSF-GTD, 2.00%, 8/15/2019 (c)	1,250	1,254
County of Bexar Series A, GO, 5.00%, 6/15/2018	30	30
County of Harris
Series B, GO, 4.00%, 10/1/2018	30	30
Series A, GO, 5.00%, 10/1/2018	25	26
Cuero Independent School District, School Building Series 2014, GO, PSF-GTD, 5.00%, 8/15/2021	100	109
El Paso County Hospital District GO, 5.00%, 8/15/2019	175	180
Fort Bend County Municipal Utility District No. 151 GO, 3.00%, 9/1/2021	190	194
Fort Bend County, Levee Improvement District No. 15 GO, 0.75%, 9/1/2018	2,545	2,539
Fort Bend Independent School District
GO, PSF-GTD, 5.00%, 8/15/2018	25	25
Series B, GO, PSF-GTD, 1.35%, 8/1/2019 (c)	6,750	6,722
Frisco Independent School District GO, PSF-GTD, 5.00%, 8/15/2018	20	20
Goose Creek Consolidated Independent School District Series B, GO, PSF-GTD, 1.18%, 8/15/2019 (c)	3,100	3,076
Grapevine-Colleyville Independent School District Series B, GO, 5.00%, 8/15/2018	60	60
Harris County Municipal Utility District No. 412 GO, 2.00%, 9/1/2018	100	100
Houston Independent School District, Schoolhouse Series A-2, GO, PSF-GTD, 3.00%, 6/1/2019 (c)	6,000	6,067
Joshua Independent School District, School Building GO, PSF-GTD, 4.00%, 8/15/2018	200	201
Klein Independent School District Series B, GO, 4.00%, 8/1/2018	40	40
Klein Independent School District, Schoolhouse Series A, GO, PSF-GTD, 5.00%, 8/1/2018	500	503
Leander Independent School District, Capital Appreciation Series B, GO, Zero Coupon, 8/15/2019	220	215
Midlothian Independent School District, School Building Series B, GO, PSF-GTD, 2.50%, 8/1/2018 (c)	480	481
Northside Independent School District GO, PSF-GTD, 1.45%, 6/1/2020 (c)	4,000	3,966

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Northside Independent School District, School Building GO, PSF-GTD, 2.00%, 6/1/2021 (c)	1,000	995
Pasadena Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2019	600	614
Sienna Plantation Levee Improvement District of Fort Bend County GO, 2.00%, 9/1/2019	250	249
Southside Independent School District, School Building GO, PSF-GTD, 2.00%, 8/15/2019	250	251
State of Texas, Public Finance Authority Series A, GO, 5.00%, 10/1/2018	40	40
State of Texas, Transportation Commission, Multi Mode Mobility Fund Series B-R, GO, VRDO, LIQ: Texas Comptroller of Public Accounts, 1.00%, 6/7/2018 (c)	11,900	11,900
State of Texas, Veterans Bonds GO, VRDO, 1.10%, 6/7/2018 (c)	21,800	21,800
State of Texas, Water Financial Assistance
Series B, GO, 5.00%, 8/1/2018	40	40
Series C, GO, 5.00%, 8/1/2018	25	25
Weslaco Independent School District, Maintenance Tax Notes GO, AGM, 3.00%, 2/15/2019	230	232

		65,365

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Matagorda County Navigation District No. 1, Pollution Control Rev., AMT, 1.75%, 9/1/2020 (c)	4,000	3,966

Other Revenue — 0.1%
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier Series A, Rev., 5.00%, 1/1/2019	1,100	1,121
Mission Redevelopment Authority, Tax Increment Contract Revenue Rev., AGM, 4.00%, 9/1/2018	960	965

		2,086

Prerefunded — 0.2%
City of Corpus Christi, Utility System Rev., AGC, 5.25%, 7/15/2018 (d)	55	55
City of Dallas, Waterworks & Sewer System Rev., 5.00%, 10/1/2018 (d)	25	25
City of Forney, Independent School District Series A, GO, PSF-GTD, 6.00%, 8/15/2018 (d)	700	706
Corpus Christi Independent School District, School Building GO, 5.00%, 8/15/2019 (d)	500	519
Dallas Area Rapid Transit, Senior Lien Rev., 5.00%, 12/1/2018 (d)	45	46
Ennis Texas, Independent School District Capital Appreciation GO, PSF-GTD, Zero Coupon, 8/15/2018 (d)	195	82
Everman Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2018 (d)	25	25
Harris County, Toll Road, Senior Lien Rev., 5.00%, 8/15/2018 (d)	25	25
Hidalgo County Drain District No. 1, Improvement GO, AGC, 4.75%, 9/1/2018 (d)	20	20
Jarrell Independent School District, School Building Series B, GO, 4.35%, 8/15/2018 (d)	445	447
Midlothian Independent School District, School Building Series B, GO, PSF-GTD, 2.50%, 8/1/2018 (c) (d)	20	20
North Texas Tollway Authority System, First Tier
Series K-1, Rev., AGC, 5.75%, 1/1/2019 (d)	70	72
Series A, Rev., 6.00%, 1/1/2019 (d)	1,220	1,250
Series A, Rev., 6.25%, 1/1/2019 (d)	50	51
Spring Hill Independent School District GO, PSF-GTD, 5.00%, 8/15/2018 (d)	80	81
Williamson County, Municipal Utility District No. 11 GO, 4.20%, 8/1/2018 (d)	25	25

		3,449

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — 0.6%
Brazoria County Toll Road Authority, Limited Contract Tax & Subordinate Lien Toll Road Series B, Rev., BAN, 1.45%, 3/1/2020	7,000	6,947
Camino Real Regional Mobility Authority, Subordinate Lien Vehicle Rev., AGM, 5.00%, 6/1/2019	155	160
County of Harris Series B, Rev., 5.00%, 8/15/2018	25	25
Dallas Area Rapid Transit, Senior Lien
Rev., 5.00%, 12/1/2018	50	51
Series A, Rev., 5.00%, 12/1/2018	50	51
Dallas-Fort Worth International Airport Series E, Rev., 5.00%, 11/1/2019	525	549
Harris County Toll Road Authority, Senior Lien
Series A, Rev., 5.00%, 8/15/2019	1,850	1,921
Series A, Rev., 5.00%, 8/15/2020	1,500	1,600
Series A, Rev., 5.00%, 8/15/2021	1,500	1,641
Harris County, Metropolitan Transit Authority Rev., 4.00%, 11/1/2018 (d)	30	30
Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	136
Port Beaumont Navigation District
Rev., 3.00%, 9/1/2019	100	101
Rev., 4.00%, 9/1/2020	155	161
Texas Transportation Commission, State Highway Fund
Rev., 4.00%, 10/1/2018	20	20
Series A, Rev., 5.00%, 10/1/2018	20	20

		13,413

Utility — 0.2%
City of Cedar Park, Utility System Rev., 5.13%, 8/15/2018	75	76
City of Georgetown, Utility System Rev., 5.00%, 8/15/2018	25	25
City of Houston, Combined Utility System, First Lien Series C, Rev., 5.00%, 11/15/2018	25	25
City of Houston, Utility System Series B-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.04%, 6/7/2018 (c)	4,425	4,425

		4,551

Water & Sewer — 0.6%
Canyon Regional Water Authority, Wells Ranch I Project Series 2016, Rev., 3.00%, 8/1/2018	20	20
City of Austin, Water & Wastewater System Rev., VRDO, LOC: Citibank NA, 1.07%, 6/7/2018 (c)	11,275	11,275
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 4.00%, 6/1/2018	20	20
North Texas Municipal Water District, Water System Rev., 4.00%, 9/1/2018	20	20
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/2018	70	71
Trinity River Authority Central Regional Wastewater System Revenue
Rev., 5.00%, 8/1/2019	1,255	1,302
Rev., 5.00%, 8/1/2020	675	720

		13,428

Total Texas		140,313

Utah — 1.0%
Education — 0.0% (b)
Utah Charter School Finance Authority, Utah Charter Academies Project
Rev., 3.00%, 10/15/2019	200	202
Rev., 3.00%, 10/15/2020	220	224
Rev., 4.00%, 10/15/2021	305	320

		746

General Obligation — 0.1%
Salt Lake City Corp.
Series A, GO, 4.00%, 6/15/2018	20	20
Series B, GO, 4.00%, 6/15/2018	30	30
State of Utah Series A, GO, 5.00%, 7/1/2018	20	20
Tooele County School District Series 2017, GO, 5.00%, 6/1/2018	3,130	3,130

		3,200

Hospital — 0.7%
County of Utah Hospital, IHC Health Services, Inc.
Series B, Rev., VRDO, 1.03%, 6/7/2018 (c)	4,000	4,000
Series C, Rev., VRDO, 1.06%, 6/7/2018 (c)	2,500	2,500
Series D, Rev., VRDO, 1.06%, 6/7/2018 (c)	7,895	7,895

		14,395

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.1%
City of Murray, Sales Tax
Series 2018, Rev., 2.00%, 11/15/2018	200	200
Series 2018, Rev., 3.00%, 11/15/2019	100	102
Series 2018, Rev., 3.00%, 11/15/2020	235	241
Series 2018, Rev., 4.00%, 11/15/2021	150	159
Utah Infrastructure Agency, Telecommunication Revenue
Series A, Rev., 2.00%, 10/15/2018	540	540
Series A, Rev., 2.00%, 10/15/2019	1,000	996

		2,238

Utility — 0.1%
City of Lehi, Electric Utility
Series 2018, Rev., 4.00%, 6/1/2019	75	77
Series 2018, Rev., 5.00%, 6/1/2020	85	90
Series 2018, Rev., 5.00%, 6/1/2021	75	81
Intermountain Power Agency Series A, Rev., 5.00%, 7/1/2021	1,020	1,020

		1,268

Water & Sewer — 0.0% (b)
Snyderville Basin Water Reclamation District, Sewer Rev., 5.00%, 9/15/2018	20	20
Weber Basin Water Conservancy District Series A, Rev., 5.00%, 10/1/2018	20	20

		40

Total Utah		21,887

Vermont — 0.0% (b)
Prerefunded — 0.0% (b)
Vermont Educational & Health Buildings Financing Agency, Fletcher Allen Health, Hospital Series B, Rev., AGM, 5.00%, 6/1/2018 (d)	275	275

Virginia — 1.8%
Education — 0.0% (b)
Virginia College Building Authority, Education Facilities, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2018	110	111

General Obligation — 0.1%
City of Charlottesville, Public Improvement Series B, GO, 4.00%, 7/15/2020	200	210
City of Norfolk Series G, GO, 4.00%, 10/1/2018 (d)	25	25
City of Virginia Beach, Public Improvement Series A, GO, 4.00%, 8/1/2018	25	25
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,615
County of Stafford, Public Improvement GO, 5.00%, 7/1/2018	40	40

		1,915

Housing — 0.4%
Newport News Redevelopment & Housing Authority, Berkley Preservation Project Rev., FHA/GNMA, 1.20%, 4/1/2019	10,000	9,916

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Louisa Industrial Development Authority, Virginia Pollution Control Revenue Refunding Bonds Rev., 1.85%, 5/16/2019 (c)	7,550	7,531
Wise County Industrial Development Authority Series 2009-A, Rev., 2.15%, 9/1/2020 (c)	7,500	7,470

		15,001

Other Revenue — 0.2%
Albemarle County Economic Development Authority, Albemarle County Project Rev., 5.00%, 6/1/2018	25	25
Virginia Public Building Authority, Public Facilities
Series 2017B-1, Rev., 5.00%, 8/1/2018	20	20
Series A, Rev., 5.00%, 8/1/2018	20	20
Series D, Rev., 5.00%, 8/1/2018	4,000	4,021
Virginia Resources Authority, Infrastructure, Unrefunded Balance Rev., 4.00%, 11/1/2018	20	20

		4,106

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.4%
Commonwealth of Virginia Series B, GO, 5.00%, 6/1/2018 (d)	20	20
County of Prince William, Public Improvement GO, 4.13%, 8/1/2018 (d)	20	20
Fairfax County EDA, Community Services Facilities Projects Series A, Rev., 4.50%, 3/1/2021 (d)	8,235	8,805
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs Series A, Rev., 5.00%, 2/1/2019 (d)	20	21

		8,866

Water & Sewer — 0.0% (b)
Hampton Roads Sanitation District, Wastewater Revenue Series A, Rev., 5.00%, 8/1/2018	20	20

Total Virginia		39,935

Washington — 1.5%
Certificate of Participation/Lease — 0.0% (b)
State of Washington, State & Local Agency Real & Personal Property Series D, COP, 5.00%, 7/1/2018	100	100

Education — 0.1%
University of Washington Series A, Rev., 5.00%, 12/1/2018	1,100	1,118

General Obligation — 0.3%
City of Yakima Series A, GO, 4.00%, 6/1/2018	20	20
King County School District No. 414, Lake Washington GO, 5.00%, 6/1/2018	35	35
Pend Oreille County, Public Hospital District No. 1
GO, 3.00%, 12/1/2019	155	156
GO, 3.00%, 12/1/2020	155	157
Snohomish County School District No. 25, Marysville GO, 5.00%, 12/1/2020	170	183
State of Washington, Motor Vehicle Fuel Tax
Series B, GO, 5.00%, 7/1/2018	50	50
Series R-2011C, GO, 5.00%, 7/1/2018	4,000	4,011
State of Washington, Various Purpose
Series R-2013C, GO, 5.00%, 7/1/2018	1,500	1,504
Series R-A, GO, 5.00%, 7/1/2018	55	55
Series R-B, GO, 5.00%, 7/1/2018	20	20
Series R-2011B, GO, 5.00%, 7/1/2019	400	414
State of Washington, Various Purpose, Green Bond Series A-2, GO, 4.00%, 8/1/2018	625	627

		7,232

Hospital — 0.9%
Washington Biomedical Research Properties 3.2 Series A, Rev., 5.00%, 1/1/2019	145	148
Washington Health Care Facilities Authority, Catholic Health Initiatives
Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.00%, 12.00% Cap), 2.06%, 6/7/2018 (e)	5,000	5,000
Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 1.40%, 12.00% Cap), 2.46%, 6/7/2018 (e)	10,000	10,062
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,335
Washington Health Care Facilities Authority, Providence Health & Service Series C, Rev., VRDO, 1.07%, 6/7/2018 (c)	3,150	3,150
Washington Health Care Facilities Authority, Seattle Children’s Hospital Rev., 5.00%, 10/1/2018	20	20

		19,715

Housing — 0.2%
Washington State Housing Finance Commission, Royal Hills Apartments Series A, Rev., 1.40%, 11/1/2019	4,000	3,975

Other Revenue — 0.0% (b)
Washington Economic Development Finance Authority, Seadrunar Project Series E, Rev., VRDO, LOC: U.S. Bank NA, 1.60%, 6/7/2018 (c)	165	165

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.0% (b)
City of Seattle, Drainage & Wastewater
Rev., 5.00%, 6/1/2018 (d)	25	25
Rev., AGM, 5.00%, 6/1/2018 (d)	20	20
King County Public Hospital District No. 1
Series A, GO, AGC, 5.00%, 6/1/2018 (d)	35	35
Series A, GO, AGC, 5.25%, 6/1/2018 (d)	25	25
Port of Tacoma, Limited Tax Series A, GO, AGM, 5.00%, 6/1/2018 (d)	35	35
Snohomish County School District No. 201, Snohomish GO, 5.25%, 12/1/2018 (d)	15	15
State of Washington, Motor Vehicle Fuel Tax Series B, GO, 5.00%, 7/1/2018 (d)	85	85
State of Washington, Various Purpose
Series 2009A, GO, 5.00%, 7/1/2018 (d)	20	20
Series A, GO, 5.00%, 7/1/2018 (d)	40	40

		300

Utility — 0.0%(b)
City of Seattle, Municipal Light & Power Series B-2, Rev., (Dow Jones US Mid Cap Sofware Index GICS Level 4 USD + 0.68%, 12.00% Cap), 1.74%, 6/7/2018 (e)	100	100
Energy Northwest, Electric Revenue
Rev., 5.00%, 7/1/2018 (d)	60	60
Series A, Rev., 5.00%, 7/1/2018 (d)	110	111
Series S, Rev., 5.00%, 7/1/2018	55	55
Series A, Rev., 5.25%, 7/1/2018 (d)	35	35
Lewis County Public Utility District No. 1, Cowlitz Falls Hydroelectric Project Rev., 5.00%, 10/1/2018	20	20

		381

Total Washington		32,986

West Virginia — 0.2%
Utility — 0.2%
West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Rev., 2.62%, 6/1/2022 (c)	3,805	3,780

Wisconsin — 1.7%
Education — 0.8%
Madison Metropolitan School District Rev., TRAN, 2.00%, 9/6/2018	8,500	8,509
Wisconsin Health & Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Rev., 4.00%, 9/1/2018	175	176
Rev., 5.00%, 9/1/2019	145	150
Rev., 5.00%, 9/1/2020	155	165
Rev., 5.00%, 9/1/2021	160	174
Wisconsin School Districts, Cash Flow Administration Program Series A, Rev., 1.38%, 10/8/2018	8,000	7,988

		17,162

General Obligation — 0.1%
City of Fond Du Lac Series B, GO, 2.00%, 4/1/2019	225	225
City of Madison Series A, GO, 5.00%, 10/1/2018	30	30
City of Middletown
GO, 3.00%, 3/1/2020	200	204
GO, 3.00%, 3/1/2021	355	364
City of New Berlin, Promissory Notes GO, 3.50%, 12/1/2018	25	25
County of Manitowoc
GO, 2.00%, 11/1/2018	105	105
GO, 2.00%, 11/1/2019	215	215
Eleva-Strum School District
GO, 4.00%, 4/1/2019	165	168
GO, 3.00%, 4/1/2020	230	234
GO, 3.00%, 4/1/2021	450	461
Village of Pulaski
GO, AGM, 2.00%, 4/1/2019	160	160
GO, AGM, 3.00%, 4/1/2020	160	163

		2,354

Other Revenue — 0.7%
PMA Levy & Aid Anticipation Notes Program Series B, Rev., 2.00%, 7/20/2018	1,750	1,751
Village of DeForest Series C, Rev., 3.00%, 5/1/2023	4,865	4,963
Village of Howard Rev., 2.00%, 12/1/2021	6,965	6,904

		13,618

Prerefunded — 0.0% (b)
City of Racine GO, 5.00%, 12/1/2018 (d)	20	20
Wisconsin Department of Transportation
Series A, Rev., 5.00%, 7/1/2018 (d)	90	90
Series A, Rev., BHAC-CR, 5.00%, 7/1/2018 (d)	25	25

		135

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — 0.1%
Wisconsin Department of Transportation
Series 1, Rev., 4.00%, 7/1/2018	25	25
Series 1, Rev., 5.00%, 7/1/2018	20	20
Series 1, Rev., 5.00%, 7/1/2020	2,135	2,272

		2,317

Utility — 0.0% (b)
Wisconsin Public Power, Inc., Power Supply System Series A, Rev., AGM, 5.00%, 7/1/2018	80	80

Water & Sewer — 0.0% (b)
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio
Series 1, Rev., 5.00%, 6/1/2018(d)	80	80
Series 3, Rev., 5.00%, 6/1/2018(d)	35	35
Series 4, Rev., 5.00%, 6/1/2018(d)	25	25

		140

Total Wisconsin		35,806

Wyoming — 0.0% (b)
General Obligation — 0.0% (b)
Laramie County Community College District GO, 4.00%, 6/1/2018	25	25

Utility — 0.0% (b)
Wyoming Municipal Power Agency, Inc., Power Supply System Series A, Rev., 4.00%, 1/1/2019	175	177

Total Wyoming		202

TOTAL MUNICIPAL BONDS (Cost $2,030,245)		2,026,237

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 8.3%
INVESTMENT COMPANIES — 8.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (h) (i) (Cost $180,424)	180,424	180,424

Total Investments — 101.8% (Cost 2,210,669)		2,206,661
Liabilities in Excess of Other Assets — (1.8%)		(38,430)

Net Assets — 100.0%		2,168,231

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GICS	Global Industry Classification Standard
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.

(a)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	—	Amount rounds to less than 0.05% of net assets.
(c)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(d)	—	Security is prerefunded or escrowed to maturity.
(e)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(f)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(g)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(h)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	The rate shown was the current yield as of May 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$180,424	$2,026,237	$—	$2,206,661

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 25, 2018